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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08716

[Evergreen Variable Annuity Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for nine of its series, Evergreen VA Balanced Fund, Evergreen VA Core Bond Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund and Evergreen VA Strategic Income Fund, for the six months ended June 30, 2005. These nine series have a December 31 fiscal year end.

Date of reporting period: June 30, 2005

Item 1 - Reports to Stockholders.

Evergreen VA Balanced Fund

Evergreen

VA BALANCED FUND
FORMERLY, VA FOUNDATION FUND

Semiannual Report
as of June 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen VA Balanced Fund, which covers the six-month period ended June 30, 2005.

As we entered the investment period, Evergreen’s Investment Strategy Committee prepared for an environment of moderating growth in Gross Domestic Product (GDP) and corporate profits. It was our opinion that the economy had experienced a classic transition from recovery to expansion, resulting in continued growth, but at less impressive rates relative to those of the prior year. At the same time, growing concerns over higher interest rates and inflation also emerged, which dominated investor sentiment for much of the period. Throughout periods of market volatility, our portfolio teams maintained their focus on the fundamentals supporting more moderate, though still solid, levels of growth in personal consumption and capital investment. While this commitment to fundamentally based investing was challenged at times during the first half of 2005, it is our strong belief that disciplined adherence to long-term objectives is the most effective strategy for generating returns within diversified investment portfolios.

The U.S. economy frequently exhibited mixed signals during the past six months. The initial estimate for GDP growth during the first quarter came in below expectations and was also lower than that of the prior quarter, which fueled fears of an economic slowdown. Personal consumption moderated and business investment experienced a dramatic decline from the rapid, tax incentive-driven pace of the prior six quarters. Many fiscal incentives for capital investment expired at the conclusion of 2004, making it difficult to compare last year’s fourth quarter GDP to this year’s first quarter GDP. In addition, employment growth continued to lag forecasts, which placed additional

1

LETTER TO SHAREHOLDERS continued

strain on investor sentiment. As if reports on slowing economic growth weren’t disturbing enough, oil prices surged, and various measures of inflation jumped early in the period.

In spite of these negative indicators, our portfolio teams continued to focus on disciplined security selection based upon longer-term fundamentals suggesting a solid economic backdrop, rather than focus on short-term news that heightened market volatility. Indeed, a narrower-than-expected trade deficit eventually resulted in upward revisions for first quarter GDP, and monthly data suggested the economy was in a sustainable, moderate growth trend during the second quarter, without worrisome levels of inflation. Despite speculation within the futures markets that helped pressure oil prices, other indicators for inflation began to show meaningful improvement as the period progressed. Indeed, even as jobs growth improved towards the end of the period, year-to-year growth of wages was benign, further suggesting a lack of threatening inflationary pressures.

The Federal Reserve (Fed) maintained its measured removal of monetary policy accommodation during the investment period, bringing the target for the Federal Funds rate up to 3.25% on the last day of the second quarter. It became evident during the period that inflation, rather than economic growth, was the primary focus of the Fed. By continuing to emphasize that they would proceed with their measured approach, monetary policymakers signaled to the markets that the potential for higher costs, rather than weaker growth, would dominate their future policy directives.

While short-term interest rates rose, longer-term interest rates moved lower during the first half of 2005, a phenomenon Fed Chairman Alan Greenspan referred to as a “conundrum” during congressional banking committee hearings in February. Despite nine consecutive rate increases by the Fed over the past year, the yield on the 10-year Treasury continued to hover around 4%, as rising demand for bonds with longer maturities attributed to short covering, under-funded pensions, mortgage portfolios, and foreign central bank intervention, spurred the Treasury market higher. The corporate bond market took a hit during the spring due to the credit rating downgrades of GM and Ford, yet gains were experienced in the

2

LETTER TO SHAREHOLDERS continued

investment grade sector over the entire period. A decrease in the appetite for risk was periodically evident in the markets for high yield securities and emerging market debt, the latter affected by the recent strength of the U.S. dollar.

During the six-month period, the equity markets continued to be supported by solid gains in corporate profitability. Operating earnings for companies within the S&P 500 Index rose by 13% in the first quarter, almost twice that of the original consensus forecast at the beginning of the year. Second quarter earnings appear on track for gains of about 7%, a pace that we would consider more likely for the balance of the year. Stocks made an impressive bounce from the lows reached in late April, as growth made up some ground against value, and small-cap and mid-cap stocks slightly outperformed large-caps. International markets were mixed, but began to gather strength towards the end of the period, only to see positive performance as measured in domestic currencies eroded by the unexpected strength of the U.S. dollar.

As always, we encourage investors to adhere to a long-term strategy including appropriate diversification in their portfolios.

Please visit our Web site EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2005

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• Maureen E. Cullinane, CFA
• Timothy E. O’Grady

Sub-Advisor:
• Tattersall Advisory Group, Inc.

Portfolio Managers:
• Robert A. Calhoun, CFA
• Parham Behrooz, CFA
• Eric R. Harper, CFA
• Todd C. Kuimjan, CFA
• Mehmet Camurdan, CFA

MANAGEMENT TEAM

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996
	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002
6-month return	0.89%	0.80%
Average annual return
1-year	6.04%	5.75%
5-year	-0.30%	-0.44%
Since portfolio inception	6.24%	6.16%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Balanced Fund Class 1 shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), Russell 1000 Index (Russell 1000), the Standard & Poor’s 500 Index* (S&P 500) and the Consumer Price Index (CPI).

The LBABI, Russell 1000 and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

* The fund’s index was changed from the Russell 1000 to the S&P 500 to more accurately reflect the investment style of the fund.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of June 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class 1	$ 1,000.00	$ 1,008.89	$2.78
Class 2	$ 1,000.00	$ 1,008.03	$4.02
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.96	$2.80
Class 2	$ 1,000.00	$ 1,020.72	$4.05

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.56% for Class 1 and 0.81% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 1[1]	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 13.74	$ 13.04	$ 11.51	$ 13.05	$ 14.60	$ 15.70

Income from investment operations
Net investment income (loss)	0.16	0.24[2]	0.23	0.30	0.30	0.24
Net realized and unrealized gains or losses on investments	(0.04)	0.58	1.58	(1.56)	(1.55)	(1.01)

Total from investment operations	0.12	0.82	1.81	(1.26)	(1.25)	(0.77)

Distributions to shareholders from
Net investment income	(0.17)	(0.12)	(0.28)	(0.28)	(0.30)	(0.24)
Net realized gains	0	0	0	0	0	(0.09)

Total distributions to shareholders	(0.17)	(0.12)	(0.28)	(0.28)	(0.30)	(0.33)

Net asset value, end of period	$ 13.69	$ 13.74	$ 13.04	$ 11.51	$ 13.05	$ 14.60

Total return[3]	0.89%	6.31%	15.78%	(9.66%)	(8.57%)	(4.93%)

Ratios and supplemental data
Net assets, end of period (thousands)	$91,119	$104,601	$114,713	$131,386	$168,337	$187,825
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.56%[4]	0.90%	0.93%	0.91%	0.93%	0.92%
Expenses excluding waivers/reimbursements
and expense reductions	0.56%[4]	0.90%	0.93%	0.91%	0.93%	0.92%
Net investment income (loss)	2.13%[4]	1.81%	1.77%	2.20%	2.15%	1.78%
Portfolio turnover rate	53%	128%	145%	165%	195%	89%

[1] Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Total return does not reflect charges attributable to your insurance company’s separate account.
[4] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 2	(unaudited)	2004	2003	2002[1]

Net asset value, beginning of period	$13.70	$13.01	$11.50	$11.72

Income from investment operations
Net investment income (loss)	0.13	0.21[2]	0.18[2]	0.10[2]
Net realized and unrealized gains or losses on investments	(0.02)	0.57	1.60	(0.04)

Total from investment operations	0.11	0.78	1.78	0.06

Distributions to shareholders from
Net investment income	(0.17)	(0.09)	(0.27)	(0.28)

Net asset value, end of period	$13.64	$13.70	$13.01	$11.50

Total return[3]	0.80%	6.03%	15.48%	0.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,626	$2,576	$1,239	$ 182
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.81%[4]	1.15%	1.20%	1.16%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.81%[4]	1.15%	1.20%	1.16%[4]
Net investment income (loss)	1.88%[4]	1.61%	1.42%	2.00%[4]
Portfolio turnover rate	53%	128%	145%	165%

[1] For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Total return does not reflect charges attributable to your insurance company’s separate account.
[4] Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%
FIXED-RATE 4.4%
FNMA:
3.62%, 06/01/2010	$ 565,000	$544,508
4.87%, 05/01/2013	529,438	544,277
5.70%, 10/01/2008	839,133	872,933
5.84%, 12/01/2008	644,899	671,178
6.20%, 01/01/2011	371,418	401,449
6.73%, 08/01/2009	1,006,675	1,084,340

Total Agency Commercial Mortgage-Backed Securities (cost $4,090,515)		4,118,685

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 4.5%
FIXED-RATE 4.5%
FHLMC:
Ser. 2718, Class MR, 4.00%, 08/15/2013	310,922	310,443
Ser. 2750, Class DB, 4.50%, 05/15/2015	415,000	415,943
Ser. 2752, Class PE, 5.00%, 02/15/2028	425,000	430,790
Ser. 2876, Class PD, 5.50%, 01/15/2028	370,000	379,217
Ser. 2894, Class QC, 5.50%, 05/15/2030	395,000	403,891
Ser. 2957, Class KP, 5.50%, 07/15/2028	285,000	292,666
Ser. 2958, Class MC, 5.50%, 11/15/2028	325,000	333,611
Ser. 2962, Class XB, 5.50%, 05/15/2029	675,000	693,736
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	466,632	484,825
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	425,000	429,256

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $4,166,486)		4,174,378

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 3.8%
FIXED-RATE 3.8%
FHLMC, 5.13%, 06/01/2035 (h)	315,000	319,063
FNMA:
4.50%, 04/01/2019 - 03/01/2020	854,999	851,942
5.00%, TBA #	275,000	278,094
5.50%, TBA #	1,315,000	1,333,081
6.50%, 07/01/2032 - 08/01/2032	377,098	391,137
7.50%, 12/01/2030	125,167	133,896
GNMA, 3.50%, 08/20/2029 - 09/20/2029	219,066	221,595

Total Agency Mortgage-Backed Pass Through Securities
(cost $3,517,071)		3,528,808

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.7%
FNMA:
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	345,076	346,601
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043 #	350,000	341,644

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $705,600)		688,245

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 1.3%
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	$ 150,262	$158,714
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	263,458	278,360
Ser. 2002-T4, Class A2, 7.00%, 12/25/2041	123,711	130,671
Ser. 2003-34, Class A1, 6.00%, 04/25/2043	316,095	325,989
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	301,490	311,844

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $1,218,761)		1,205,578

ASSET-BACKED SECURITIES 1.7%
Popular ABS, Inc., Ser. 2004-3, Class AF2, 3.80%, 07/25/2034	310,000	307,745
First Franklin Mtge. Loan Trust, Ser. 2004-FF10, Class A2, 3.71%, 11/25/2034	375,000	376,583
FNMA, Ser. 2003-W13, Class AV2, 3.45%, 10/25/2033	177,786	178,221
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI5, 6.03%,
03/25/2032	555,000	564,932
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	209,774	211,236

Total Asset-Backed Securities (cost $1,642,154)		1,638,717

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.7%
FIXED-RATE 3.7%
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2001-TOP2, Class A1, 6.08%,
02/15/2035	293,318	303,020
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%,
03/10/2039	388,580	379,115
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-CB9, Class A4,
5.56%, 06/12/2041	335,000	358,702
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	390,000	388,122
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	430,000	447,667
Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	360,000	364,981
Lehman Brothers Comml. Conduit Mtge. Trust, Ser. 1999-C1, Class A1, 6.41%,
06/15/2031	363,385	370,166
Morgan Stanley Dean Witter Capital I, Ser. 2003-HQ2, Class A2, 4.92%,
03/12/2035	440,000	451,897
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C16, Class A4, 4.85%,
10/15/2041	370,000	377,575

Total Commercial Mortgage-Backed Securities (cost $3,388,961)		3,441,245

CORPORATE BONDS 6.9%
CONSUMER DISCRETIONARY 0.5%
Automobiles 0.2%
Ford Motor Co., 6.375%, 02/01/2029	225,000	173,939

Media 0.3%
Time Warner, Inc., 7.625%, 04/15/2031	200,000	250,570

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES 0.5%
Beverages 0.5%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 (n)	$ 1,000,000	$463,718

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	175,000	213,899

FINANCIALS 3.7%
Capital Markets 1.8%
Alliance Capital Management LP, 5.625%, 08/15/2006	400,000	404,587
Bank of New York Co., Inc., 7.30%, 12/01/2009	450,000	504,745
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	400,000	387,946
Morgan Stanley, 3.875%, 01/15/2009	400,000	395,245

		1,692,523

Commercial Banks 0.2%
U.S. Bancorp, 6.375%, 08/01/2011	200,000	220,939

Consumer Finance 1.3%
American General Finance Corp., MTN, 5.875%, 07/14/2006	370,000	376,491
General Electric Capital Corp., MTN, 6.125%, 02/22/2011	200,000	217,554
HSBC Finance Corp., 6.40%, 06/17/2008	290,000	307,354
Sprint Capital Corp., 6.875%, 11/15/2028	255,000	293,615

		1,195,014

Real Estate 0.4%
Archstone-Smith Trust, 5.25%, 05/01/2015	150,000	153,398
Duke Realty Corp., REIT, 3.35%, 01/15/2008	250,000	243,186

		396,584

HEALTH CARE 0.2%
Pharmaceuticals 0.2%
Merck & Co., Inc., 4.75%, 03/01/2015	225,000	227,445

INDUSTRIALS 0.8%
Aerospace & Defense 0.4%
Boeing Co., 6.625%, 02/15/2038	300,000	371,481

Road & Rail 0.4%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	350,000	391,601

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Cingular Wireless, 8.125%, 05/01/2012	150,000	179,964

UTILITIES 0.8%
Electric Utilities 0.4%
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	325,000	329,175

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. B, 5.375%, 11/01/2006	$400,000	$406,255

Total Corporate Bonds (cost $6,049,113)		6,513,107

U.S. TREASURY OBLIGATIONS 5.9%
U.S. Treasury Notes:
2.25%, 02/15/2007	1,045,000	1,022,917
3.375%, 11/15/2008	1,440,000	1,425,882
4.75%, 05/15/2014	390,000	413,949
6.00%, 02/15/2026	1,835,000	2,261,495
TIPS, 3.375%, 01/15/2007	367,962	379,763

Total U.S. Treasury Obligations (cost $5,310,642)		5,504,006

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.1%
FIXED-RATE 2.1%
Bank of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A7, 4.80%,
05/25/2035	380,000	381,636
Countrywide Home Loans, Inc., Ser. 2005-HYB3, Class 2A5B, 4.67%, 03/20/2010	285,000	284,478
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13, Class 3A6, 3.79%, 11/21/2034	190,000	186,076
Washington Mutual, Inc., Ser. 2005-AR5, Class A6, 4.69%, 05/25/2035	380,000	380,449
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-DD, Class 2A6, 4.54%, 01/25/2035	395,000	394,084
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	375,000	365,491

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $1,977,679)		1,992,214

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.4%
FIXED-RATE 1.4%
Morgan Stanley Mtge. Loan Trust:
Ser. 2004-8AR, Class 4A1, 5.42%, 10/25/2034	294,013	299,425
Ser. 2004-10AR, Class 2A2, 5.14%, 11/25/2034	326,020	328,644
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.66%, 03/25/2035	346,593	347,005
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR1, Class 1A1, 4.56%,
02/25/2035 (h)	342,262	341,441

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $1,319,186)		1,316,515

	Shares	Value

COMMON STOCKS 62.3%
CONSUMER DISCRETIONARY 6.8%
Internet & Catalog Retail 0.6%
Amazon.com, Inc. *	7,900	261,332
eBay, Inc. *	9,300	306,993

		568,325

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 2.1%
Comcast Corp., Class A *	19,837	$594,118
News Corp., Class A	20,330	328,940
Omnicom Group, Inc.	7,400	590,964
Time Warner, Inc. *	26,796	447,761

		1,961,783

Multi-line Retail 1.2%
J.C. Penney Co., Inc.	11,662	613,188
Nordstrom, Inc.	8,000	543,760

		1,156,948

Specialty Retail 2.0%
Best Buy Co., Inc.	9,600	658,080
Chico’s FAS, Inc. *	16,500	565,620
Lowe’s Companies, Inc.	10,239	596,114

		1,819,814

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. *	15,300	513,621
Nike, Inc., Class B	3,600	311,760

		825,381

CONSUMER STAPLES 5.1%
Beverages 1.1%
Diageo plc, ADR	8,200	486,260
PepsiCo, Inc.	9,983	538,383

		1,024,643

Food & Staples Retailing 1.1%
BJ’s Wholesale Club, Inc. *	9,800	318,402
Wal-Mart Stores, Inc.	15,210	733,122

		1,051,524

Food Products 0.6%
General Mills, Inc.	12,548	587,121

Household Products 1.1%
Colgate-Palmolive Co.	8,764	437,411
Procter & Gamble Co.	11,368	599,662

		1,037,073

Tobacco 1.2%
Altria Group, Inc.	16,679	1,078,464

ENERGY 6.2%
Energy Equipment & Services 1.0%
Schlumberger, Ltd.	8,541	648,603
Weatherford International, Ltd. *	5,500	318,890

		967,493

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 5.2%
Apache Corp.	8,700	$562,020
BP plc, ADR	9,017	562,480
ConocoPhillips	7,200	413,928
Exxon Mobil Corp.	35,823	2,058,748
Massey Energy Co.	3,500	132,020
Occidental Petroleum Corp.	4,158	319,875
Peabody Energy Corp.	10,388	540,592
XTO Energy, Inc.	8,800	299,112

		4,888,775

FINANCIALS 12.5%
Capital Markets 3.6%
Bank of New York Co.	13,903	400,128
Goldman Sachs Group, Inc.	5,000	510,100
Legg Mason, Inc.	4,998	520,342
Merrill Lynch & Co., Inc.	12,350	679,374
Morgan Stanley	8,628	452,711
State Street Corp.	9,380	452,585
T. Rowe Price Group, Inc.	5,000	313,000

		3,328,240

Commercial Banks 2.9%
Bank of America Corp.	29,641	1,351,926
North Fork Bancorp, Inc.	8,500	238,765
U.S. Bancorp	19,143	558,976
Wells Fargo & Co.	9,463	582,731

		2,732,398

Consumer Finance 1.1%
American Express Co.	12,920	687,731
Capital One Financial Corp.	4,372	349,804

		1,037,535

Diversified Financial Services 2.8%
Citigroup, Inc.	39,614	1,831,355
JPMorgan Chase & Co.	22,024	777,888

		2,609,243

Insurance 1.7%
American International Group, Inc.	12,101	703,068
Hartford Financial Services Group, Inc.	5,308	396,932
Prudential Financial, Inc.	6,837	448,918

		1,548,918

Real Estate 0.3%
Global Signal, Inc. REIT	8,357	314,641

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.1%
Fannie Mae	2,400	$140,160

HEALTH CARE 8.8%
Biotechnology 0.6%
Amgen, Inc. *	4,600	278,116
Genentech, Inc. *	3,851	309,158

		587,274

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	16,162	599,610
Medtronic, Inc.	12,226	633,185
Stryker Corp.	4,000	190,240
Zimmer Holdings, Inc. *	3,900	297,063

		1,720,098

Health Care Providers & Services 1.8%
Aetna, Inc.	9,800	811,636
Caremark Rx, Inc. *	14,700	654,444
WellPoint, Inc. *	3,400	236,776

		1,702,856

Pharmaceuticals 4.6%
Abbott Laboratories	12,777	626,201
Bristol-Myers Squibb Co.	11,827	295,439
Eli Lilly & Co.	5,500	306,405
Johnson & Johnson	16,258	1,056,770
Pfizer, Inc.	44,804	1,235,694
Wyeth Pharmaceuticals	16,826	748,757

		4,269,266

INDUSTRIALS 6.1%
Aerospace & Defense 1.6%
Honeywell International, Inc.	11,154	408,571
Lockheed Martin Corp.	11,500	746,005
United Technologies Corp.	6,128	314,673

		1,469,249

Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	7,485	517,663

Electrical Equipment 0.8%
Cooper Industries, Inc., Class A	6,500	415,350
Rockwell Automation, Inc.	6,466	314,959

		730,309

Industrial Conglomerates 2.9%
General Electric Co.	59,853	2,073,906
Tyco International, Ltd.	20,590	601,228

		2,675,134

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 0.3%
Deere & Co.	4,771	$312,453

INFORMATION TECHNOLOGY 10.5%
Communications Equipment 2.6%
Cisco Systems, Inc. *	22,878	437,199
Corning, Inc. *	44,828	745,041
Motorola, Inc.	41,500	757,790
QUALCOMM, Inc.	14,700	485,247

		2,425,277

Computers & Peripherals 1.2%
Hewlett-Packard Co.	16,000	376,160
International Business Machines Corp.	5,738	425,759
Lexmark International, Inc., Class A *	5,000	324,150

		1,126,069

Internet Software & Services 1.0%
Google, Inc., Class A *	1,600	470,640
Yahoo!, Inc. *	13,500	467,775

		938,415

IT Services 0.5%
Accenture, Ltd., Class A *	19,000	430,730

Semiconductors & Semiconductor Equipment 2.2%
Altera Corp. *	39,685	786,557
Intel Corp.	20,601	536,862
Texas Instruments, Inc.	27,644	775,967

		2,099,386

Software 3.0%
Cadence Design Systems, Inc. *	22,900	312,814
Computer Associates International, Inc.	90	2,473
Microsoft Corp.	60,927	1,513,427
Oracle Corp. *	72,129	952,103

		2,780,817

MATERIALS 2.4%
Chemicals 1.3%
Air Products & Chemicals, Inc.	8,200	494,460
Dow Chemical Co.	7,281	324,223
PPG Industries, Inc.	5,700	357,732

		1,176,415

Containers & Packaging 0.2%
Owens-Illinois, Inc. *	7,500	187,875

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.6%
Alcoa, Inc.	5,689	$148,654
Phelps Dodge Corp.	4,953	458,152

		606,806

Paper & Forest Products 0.3%
Weyerhaeuser Co.	4,300	273,695

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.3%
SBC Communications, Inc.	16,312	387,410
Sprint Corp.	16,264	408,064
Verizon Communications, Inc.	12,765	441,031

		1,236,505

Wireless Telecommunication Services 0.7%
Western Wireless Corp., Class A *	15,810	668,763

UTILITIES 1.9%
Electric Utilities 1.3%
DPL, Inc.	15,246	418,503
Exelon Corp.	5,731	294,172
PG&E Corp.	12,030	451,606

		1,164,281

Independent Power Producers & Energy Traders 0.3%
TXU Corp.	3,720	309,095

Multi-Utilities 0.3%
MDU Resources Group, Inc.	11,324	318,997

Total Common Stocks (cost $50,526,326)		58,405,907

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional U.S. Government Money Market Fund ø ##
(cost $2,563,287)	2,563,287	2,563,287

Total Investments (cost $86,475,781) 101.4%		95,090,692
Other Assets and Liabilities (1.4%)		(1,346,095)

Net Assets 100.0%		$93,744,597

(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

The following table shows portfolio composition as a percent of total investments as of June 30, 2005:

Mortgage-Backed Securities	21.5%
Financials	16.0%
Information Technology	10.3%
Health Care	8.9%
Consumer Discretionary	7.1%
Industrials	6.8%
Energy	6.4%
U.S. Treasury Obligations	5.8%
Consumer Staples	5.5%
Utilities	2.7%
Materials	2.4%
Telecommunication Services	2.2%
Asset-Backed Securities	1.7%
Cash Equivalents	2.7%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of June 30, 2005:

AAA	82.4%
AA	0.7%
A	10.0%
BBB	6.4%
BB	0.5%

100.0%

The following table shows the percent of total bonds by maturity as of June 30, 2005:

Less than 1 year	4.4%
1 to 3 year(s)	23.2%
3 to 5 years	33.9%
5 to 10 years	23.3%
10 to 20 years	3.7%
20 to 30 years	10.4%
30+ years	1.1%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $83,912,494)	$92,527,405
Investments in affiliates, at value (cost $2,563,287)	2,563,287

Total investments	95,090,692
Receivable for securities sold	759,466
Dividends and interest receivable	321,649

Total assets	96,171,807

Liabilities
Payable for securities purchased	2,406,904
Advisory fee payable	717
Distribution Plan expenses payable	18
Due to other related parties	269
Accrued expenses and other liabilities	19,302

Total liabilities	2,427,210

Net assets	$93,744,597

Net assets represented by
Paid-in capital	$111,645,858
Undistributed net investment income	1,024,517
Accumulated net realized losses on investments	(27,540,689)
Net unrealized gains on investments	8,614,911

Total net assets	$93,744,597

Net assets consists of
Class 1	$91,118,831
Class 2	2,625,766

Total net assets	$93,744,597

Shares outstanding (unlimited number of shares authorized)
Class 1	6,653,851
Class 2	192,494

Net asset value per share
Class 1	$13.69
Class 2	$13.64

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2005 (unaudited)

Investment income
Interest	$787,615
Dividends (net of foreign withholding taxes of $1,287)	475,854
Income from affiliates	42,250

Total investment income	1,305,719

Expenses
Advisory fee	184,749
Distribution Plan expenses	3,161
Administrative services fee	48,423
Transfer agent fees	290
Trustees’ fees and expenses	741
Printing and postage expenses	15,181
Custodian and accounting fees	13,710
Professional fees	8,280
Other	1,320

Total expenses	275,855
Less: Expense reductions	(554)
Expense reimbursements	(20)

Net expenses	275,281

Net investment income	1,030,438

Net realized and unrealized gains or losses on investments
Net realized gains on investments	2,119,689
Net change in unrealized gains or losses on investments	(2,423,308)

Net realized and unrealized gains or losses on investments	(303,619)

Net increase in net assets resulting from operations	$726,819

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005		Year Ended
	(unaudited)		December 31, 2004

Operations
Net investment income		$1,030,438		$2,005,732
Net realized gains on investments		2,119,689		5,322,206
Net change in unrealized gains or losses
on investments		(2,423,308)		(767,502)

Net increase in net assets resulting from
operations		726,819		6,560,436

Distributions to shareholders from
Net investment income
Class 1		(1,212,985)		(925,455)
Class 2		(31,140)		(17,612)

Total distributions to shareholders		(1,244,125)		(943,067)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	42,424	573,553	283,602	3,748,633
Class 2	17,345	234,824	109,614	1,441,879

		808,377		5,190,512

Net asset value of shares issued in
reinvestment of distributions
Class 1	90,252	1,212,985	67,849	925,455
Class 2	2,324	31,140	1,295	17,612

		1,244,125		943,067

Payment for shares redeemed
Class 1	(1,092,055)	(14,760,127)	(1,537,553)	(20,287,023)
Class 2	(15,181)	(207,236)	(18,168)	(238,946)

		(14,967,363)		(20,525,969)

Net decrease in net assets resulting from
capital share transactions		(12,914,861)		(14,392,390)

Total decrease in net assets		(13,432,167)		(8,775,021)
Net assets
Beginning of period		107,176,764		115,951,785

End of period		$93,744,597	$ 107,176,764

Undistributed net investment income		$1,024,517	$ 1,238,204

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Balanced Fund (the “Fund”) (formerly, Evergreen VA Foundation Fund) is a diver-sified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.21% as the aggregate average daily net assets of the Fund and its retail counterpart increase. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee according to the same fee schedule but based only on the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2005, EIMC reimbursed other expenses in the amount of $20.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $7,642 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 29,279,165	$ 22,666,743	$ 30,696,769	$ 30,873,672

During the six months ended June 30, 2005, the Fund loaned securities to certain brokers and earned $6 in income relating to securities lending activity which is included in dividend income on the Statement of Operations.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $87,475,349. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,970,739 and $1,355,396, respectively, with a net unrealized appreciation of $7,615,343.

As of December 31, 2004, the Fund had $28,669,280 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$ 111,682	$ 13,388,324	$ 8,868,654	$ 6,300,620

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566885 8/2005

Evergreen VA Core Bond Fund

Evergreen

VA CORE BOND FUND

Semiannual Report
as of June 30, 2005

Evergreen Investments[SM]
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen VA Core Bond Fund, which covers the six-month period ended June 30, 2005.

As we entered the investment period, Evergreen’s Investment Strategy Committee prepared for an environment of moderating growth in Gross Domestic Product (GDP) and corporate profits. It was our opinion that the economy had experienced a classic transition from recovery to expansion, resulting in continued growth, but at less impressive rates relative to those of the prior year. At the same time, growing concerns over higher interest rates and inflation also emerged, which dominated investor sentiment for much of the period. Throughout periods of market volatility, our portfolio teams maintained their focus on the fundamentals supporting more moderate, though still solid, levels of growth in personal consumption and capital investment. While this commitment to fundamentally based investing was challenged at times during the first half of 2005, it is our strong belief that disciplined adherence to long-term objectives is the most effective strategy for generating returns within diversified investment portfolios.

The U.S. economy frequently exhibited mixed signals during the past six months. The initial estimate for GDP growth during the first quarter came in below expectations and was also lower than that of the prior quarter, which fueled fears of an economic slowdown. Personal consumption moderated and business investment experienced a dramatic decline from the rapid, tax incentive-driven pace of the prior six quarters. Many fiscal incentives for capital investment expired at the conclusion of 2004, making it difficult to compare last year’s fourth quarter GDP to this year’s first quarter GDP. In addition, employment growth continued to lag forecasts, which placed additional

1

LETTER TO SHAREHOLDERS continued

strain on investor sentiment. As if reports on slowing economic growth weren’t disturbing enough, oil prices surged, and various measures of inflation jumped early in the period.

In spite of these negative indicators, our portfolio teams continued to focus on disciplined security selection based upon longer-term fundamentals suggesting a solid economic backdrop, rather than focus on short-term news that heightened market volatility. Indeed, a narrower-than-expected trade deficit eventually resulted in upward revisions for first quarter GDP, and monthly data suggested the economy was in a sustainable, moderate growth trend during the second quarter, without worrisome levels of inflation. Despite speculation within the futures markets that helped pressure oil prices, other indicators for inflation began to show meaningful improvement as the period progressed. Indeed, even as jobs growth improved towards the end of the period, year-to-year growth of wages was benign, further suggesting a lack of threatening inflationary pressures.

The Federal Reserve (Fed) maintained its measured removal of monetary policy accommodation during the investment period, bringing the target for the Federal Funds rate up to 3.25% on the last day of the second quarter. It became evident during the period that inflation, rather than economic growth, was the primary focus of the Fed. By continuing to emphasize that they would proceed with their measured approach, monetary policymakers signaled to the markets that the potential for higher costs, rather than weaker growth, would dominate their future policy directives.

While short-term interest rates rose, longer-term interest rates moved lower during the first half of 2005, a phenomenon Fed Chairman Alan Greenspan referred to as a “conundrum” during congressional banking committee hearings in February. Despite nine consecutive rate increases by the Fed over the past year, the yield on the 10-year Treasury continued to hover around 4%, as rising demand for bonds with longer maturities attributed to short covering, under-funded pensions, mortgage portfolios, and foreign central bank intervention, spurred the Treasury market higher. The corporate bond market took a hit during the spring due to the credit rating downgrades of GM and Ford, yet gains were experienced in the

2

LETTER TO SHAREHOLDERS continued

investment grade sector over the entire period. A decrease in the appetite for risk was periodically evident in the markets for high yield securities and emerging market debt, the latter affected by the recent strength of the U.S. dollar.

During the six-month period, the equity markets continued to be supported by solid gains in corporate profitability. Operating earnings for companies within the S&P 500 Index rose by 13% in the first quarter, almost twice that of the original consensus forecast at the beginning of the year. Second quarter earnings appear on track for gains of about 7%, a pace that we would consider more likely for the balance of the year. Stocks made an impressive bounce from the lows reached in late April, as growth made up some ground against value, and small-cap and mid-cap stocks slightly outperformed large-caps. International markets were mixed, but began to gather strength towards the end of the period, only to see positive performance as measured in domestic currencies eroded by the unexpected strength of the U.S. dollar.

As always, we encourage investors to adhere to a long-term strategy including appropriate diversification in their portfolios.

Please visit our Web site EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA

• Parham Behrooz, CFA

• Eric R. Harper, CFA

• Todd C. Kuimjan, CFA

• Mehmet Camurdan, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 7/31/2002

	Class 1	Class 2
Class inception date	7/31/2002	7/31/2002

6-month return	2.60%	2.50%

Average annual return

1-year	6.79%	6.46%

Since portfolio inception	5.19%	4.92%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen VA Core Bond Fund Class 1 shares, versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of June 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class 1	$ 1,000.00	$ 1,025.98	$ 2.81
Class 2	$ 1,000.00	$ 1,024.99	$ 4.07
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,022.02	$ 2.81
Class 2	$ 1,000.00	$ 1,020.78	$ 4.06

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.56% for Class 1 and 0.81% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 1	(unaudited)	2004	2003	2002[1]

Net asset value, beginning of period	$10.17	$10.15	$10.23	$10.00

Income from investment operations
Net investment income (loss)	0.20	0.37	0.36	0.16
Net realized and unrealized gains or losses on securities	0.06	0.05	0.03	0.29

Total from investment operations	0.26	0.42	0.39	0.45

Distributions to shareholders from
Net investment income	0[2]	(0.35)	(0.44)	(0.15)
Net realized gains	0[2]	(0.05)	(0.02)	(0.07)
Tax basis return of capital	0	0	(0.01)	0

Total distributions to shareholders	0	(0.40)	(0.47)	(0.22)

Net asset value, end of period	$10.43	$10.17	$10.15	$10.23

Total return[3]	2.60%	4.08%	3.86%	4.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,043	$1,017	$1,015	$1,024
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.56%[4]	0.57%	0.62%	0.65%[4]
Expenses excluding waivers/reimbursements and expense reductions	0.56%[4]	0.57%	0.62%	0.65%[4]
Net investment income (loss)	3.91%[4]	3.59%	3.45%	3.70%[4]
Portfolio turnover rate	68%	193%	153%	178%

[1]	For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
[2]	Amount represents less than $0.005 per share.
[3]	Total return does not reflect charges attributable to your insurance company’s separate account.
[4]	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 2	(unaudited)	2004	2003	2002[1]

Net asset value, beginning of period	$ 10.17	$ 10.16	$ 10.23	$ 10.00

Income from investment operations
Net investment income (loss)	0.18[2]	0.35[2]	0.34	0.15
Net realized and unrealized gains or losses on securities	0.07	0.03	0.03	0.29

Total from investment operations	0.25	0.38	0.37	0.44

Distributions to shareholders from
Net investment income	0[3]	(0.32)	(0.41)	(0.14)
Net realized gains	0[3]	(0.05)	(0.02)	(0.07)
Tax basis return of capital	0	0	(0.01)	0

Total distributions to shareholders	0	(0.37)	(0.44)	(0.21)

Net asset value, end of period	$ 10.42	$ 10.17	$ 10.16	$ 10.23

Total return[4]	2.50%	3.76%	3.61%	4.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$38,681	$29,949	$21,835	$20,499
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.81%[5]	0.81%	0.87%	0.90%[5]
Expenses excluding waivers/reimbursements and expense reductions	0.81%[5]	0.81%	0.87%	0.90%[5]
Net investment income (loss)	3.67%[5]	3.35%	3.17%	3.47%[5]
Portfolio turnover rate	68%	193%	153%	178%

[1]	For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
[2]	Net investment income (loss) per share is based on average shares outstanding during the period.
[3]	Amount represents less than $0.005 per share.
[4]	Total return does not reflect charges attributable to your insurance company’s separate account.
[5]	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.3%
FIXED-RATE 8.3%
FNMA:
4.43%, 08/01/2009	$ 250,000	$250,614
4.59%, 06/01/2011	368,803	372,704
4.96%, 11/01/2008	398,133	404,615
5.63%, 11/01/2005	234,922	234,745
5.95%, 01/01/2009	229,161	239,454
6.01%, 02/01/2012	328,257	355,636
6.20%, 01/01/2011 - 05/01/2011	577,396	626,020
6.32%, 01/01/2011	372,487	404,217
7.07%, 11/01/2006	237,141	242,740
7.29%, 12/01/2010	139,845	157,717

Total Agency Commercial Mortgage-Backed Securities (cost $3,338,006)		3,288,462

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 12.1%
FIXED-RATE 12.1%
FHLMC:
Ser. 2102, Class TB, 6.00%, 08/15/2012	5,872	5,869
Ser. 2427, Class LW, 6.00%, 03/15/2017	220,000	230,636
Ser. 2709, Class PC, 5.00%, 09/15/2018	390,000	399,113
Ser. 2750, Class DB, 4.50%, 05/15/2015	220,000	220,500
Ser. 2752, Class PE, 5.00%, 02/15/2028	240,000	243,270
Ser. 2760, Class EA, 4.50%, 04/15/2013	234,130	235,313
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	233,332
Ser. 2808, Class PE, 5.50%, 01/15/2029	295,000	302,966
Ser. 2873, Class PC, 5.50%, 04/15/2027	260,000	266,227
Ser. 2912, Class EC, 5.50%, 02/15/2030	310,000	320,045
Ser. 2957, Class KP, 5.50%, 07/15/2028	255,000	261,859
Ser. 2958, Class MC, 5.50%, 11/15/2028	320,000	328,479
Ser. 2962, Class XB, 5.50%, 05/15/2029	345,000	354,576
FNMA:
Ser. 2002-5, Class PJ, 6.00%, 10/25/2021	245,000	255,816
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	220,000	230,332
Ser. 2004-26, Class PA, 4.50%, 09/25/2025	265,000	267,653
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	325,000	320,951
Ser. 2005-25, Class PC, 5.50%, 07/25/2028	335,000	343,440

Total Agency Mortgage-Backed Collateralized
Mortgage Obligations (cost $4,808,112)		4,820,377

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 6.5%
FIXED-RATE 6.5%
FHLMC:
4.50%, 05/01/2034	289,383	282,972
5.13%, 06/01/2035 (h)	320,000	324,128
6.50%, 09/01/2019	347,207	361,474

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
4.50%, 04/01/2019 - 01/01/2020	$ 364,999	$363,737
4.50%, TBA #	85,000	84,628
5.00%, TBA #	320,000	323,600
5.50%, TBA #	495,000	501,806
6.50%, 07/01/2032 - 08/01/2032	212,080	219,918
7.00%, 06/01/2032	22,727	23,980
GNMA, 3.50%, 09/20/2029 - 07/20/2030	87,652	88,595

Total Agency Mortgage-Backed Pass Through Securities (cost $2,565,226)		2,574,838

AGENCY REPERFORMING MORTGAGE-BACKED
COLLATERALIZED MORTGAGE OBLIGATIONS 2.3%
FNMA:
Ser. 2003-W2, Class 2A7, 5.50%, 07/25/2042	132,157	132,741
Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033	360,000	366,330
Ser. 2004-W1, Class 1A4, 5.50%, 11/25/2043	410,000	417,113

Total Agency Reperforming Mortgage-Backed
Collateralized Mortgage Obligations (cost $932,099)		916,184

AGENCY REPERFORMING MORTGAGE-BACKED PASS
THROUGH SECURITIES 3.1%
FHLMC, Ser. T-55, Class 1A1, 6.50%, 03/25/2043	229,052	239,884
FNMA:
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	107,330	113,367
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	113,460	119,878
Ser. 2004-T1, Class 1A2, 6.50%, 01/25/2044	221,513	231,670
Ser. 2004-W15, Class 1A2, 6.50%, 08/25/2044	249,065	260,570
Ser. 2005- W1, Class 1A1, 6.00%, 10/25/2044	274,764	284,390

Total Agency Reperforming Mortgage-Backed Pass Through Securities(cost $1,255,313)		1,249,759

ASSET-BACKED SECURITIES 9.7%
Ameriquest Mtge. Securities, Inc.:
Ser. 2003, Class AF4, 5.07%, 01/25/2034	295,000	295,792
Ser. 2003-8, Class AF3, 4.37%, 10/25/2033	305,000	305,006
First Franklin Mtge. Loan Trust, Ser. 2004-FF10,
Class A2, FRN, 3.49%, 12/25/2032	400,000	401,689
FNMA, Ser. 2004-T9, Class A1, FRN, 3.23%, 04/25/2035	190,272	190,486
Harborview Mtge. Loan Trust, Ser. 2005-1, Class 2A1A, FRN, 3.53%, 02/19/2035	301,043	300,290
IndyMac Index Mtge. Loan Trust:
Ser. 2004-AR7, Class A2, FRN, 3.52%, 09/25/2034	221,173	220,702
Ser. 2004-AR8, Class 2A2A, FRN, 3.49%, 11/25/2034	213,431	213,564
Ser. 2004-AR14, Class 2A1A, FRN, 3.45%, 01/25/2035	206,713	206,449
Merrill Lynch Mtge. Investors, Inc., Ser. 2004-HE2,
Class A2A, FRN, 3.29%, 08/25/2035	131,754	131,852

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES continued
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	$ 196,450	$197,992
Ser. 2004-RS4, Class AI3, 4.00%, 01/25/2030	285,000	284,410
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	98,594	99,281
Washington Mutual, Inc.:
Ser. 2005-AR2, Class 2A1A, FRN, 3.40%, 01/25/2045	353,814	354,083
Ser. 2005-AR6, Class 2AB3, FRN, 3.36%, 04/25/2045 (h)	329,257	328,862
Wells Fargo Home Equity Trust, Ser. 2004-2, Class AI2, 3.45%, 09/25/2034	310,000	306,513

Total Asset-Backed Securities (cost $3,853,776)		3,836,971

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.4%
FIXED-RATE 8.4%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	291,292	305,701
Citigroup Comml. Mtge. Trust, Ser. 2004-C1, Class A4, 5.46%, 04/15/2040	215,000	228,118
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	235,503	229,767
Ser. 2004-LB3A, Class A5, 5.44%, 07/10/2037	305,000	323,676
Credit Suisse First Boston Mtge. Securities Corp.,
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	485,000	495,034
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1,
Class A1, 2.31%, 07/05/2035	313,122	303,035
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.56%, 06/12/2041	290,000	310,518
Ser. 2004-PNC1, Class A4, 5.55%, 06/12/2041	355,000	377,377
LB-UBS Comml. Mtge. Trust, Ser. 2000-C3, Class A1, 7.95%, 07/15/2009	146,158	153,508
Morgan Stanley Capital I:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	260,000	273,355
Ser. 2003-IQ5, Class A4, 5.01%, 04/15/2038	325,000	335,313

Total Commercial Mortgage-Backed Securities (cost $3,329,219)		3,335,402

CORPORATE BONDS 18.4%
CONSUMER DISCRETIONARY 1.7%
Automobiles 0.5%
Ford Motor Co., 6.375%, 02/01/2029	250,000	193,265

Media 0.7%
Comcast Corp., 6.20%, 11/15/2008	50,000	52,918
Time Warner, Inc., 7.625%, 04/15/2031	175,000	219,248

		272,166

Multi-line Retail 0.5%
May Department Stores Co., 5.95%, 11/01/2008	200,000	209,018

CONSUMER STAPLES 0.8%
Beverages 0.8%
Pepsi Bottling Group, Inc., 5.00%, 11/15/2013	300,000	310,866

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	$ 150,000	$183,342

FINANCIALS 10.8%
Capital Markets 2.1%
Alliance Capital Management LP, 5.625%, 08/15/2006	125,000	126,434
Goldman Sachs Group, Inc., 3.875%, 01/15/2009	200,000	197,482
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	161,472
Merrill Lynch & Co., Inc., 3.125%, 07/15/2008	150,000	145,480
Morgan Stanley, 3.875%, 01/15/2009	200,000	197,622

		828,490

Commercial Banks 3.5%
Bank of America Corp., 4.375%, 12/01/2010	160,000	160,836
National City Corp., 4.50%, 03/15/2010	300,000	303,139
Northern Trust Corp., 7.10%, 08/01/2009	200,000	220,928
PNC Financial Services Group, Inc., 5.75%, 08/01/2006	200,000	203,048
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	220,875
Wells Fargo & Co., 4.20%, 01/15/2010	300,000	300,148

		1,408,974

Consumer Finance 3.5%
American General Finance Corp.:
4.50%, 11/15/2007	175,000	175,468
MTN, 5.875%, 07/14/2006	125,000	127,193
Caterpillar Financial Services, 3.70%, 08/15/2008	300,000	295,770
General Electric Capital Corp., MTN, 6.125%, 02/22/2011	175,000	190,360
HSBC Finance Corp.:
4.125%, 11/16/2009	150,000	148,525
6.50%, 11/15/2008	150,000	160,222
Sprint Capital Corp., 6.875%, 11/15/2028	260,000	299,372

		1,396,910

Real Estate 1.1%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	150,000	153,398
BRE Properties, Inc., REIT, 7.125%, 02/15/2013	50,000	57,350
Duke Realty Corp., REIT, 7.05%, 03/01/2006	100,000	101,311
EOP Operating LP, 6.75%, 02/15/2008	100,000	105,532

		417,591

Thrifts & Mortgage Finance 0.6%
Washington Mutual, Inc., 5.00%, 03/22/2012	250,000	255,247

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 0.5%
Pharmaceuticals 0.5%
Merck & Co., Inc., 4.75%, 03/01/2015	$ 200,000	$202,173

INDUSTRIALS 0.9%
Aerospace & Defense 0.1%
Boeing Co., 6.625%, 02/15/2038	55,000	68,105

Road & Rail 0.8%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	307,686

MATERIALS 1.2%
Metals & Mining 0.5%
Alcoa, Inc., 6.50%, 06/01/2011	175,000	193,992

Paper & Forest Products 0.7%
International Paper Co., 5.85%, 10/30/2012	250,000	261,747

TELECOMMUNICATION SERVICES 1.2%
Diversified Telecommunication Services 1.2%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	155,069
SBC Communications, Inc., 4.125%, 09/15/2009	200,000	198,532
Verizon Communications, Inc., 5.875%, 01/17/2012	125,000	132,318

		485,919

UTILITIES 0.8%
Electric Utilities 0.5%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	55,272
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	150,000	151,927

		207,199

Gas Utilities 0.3%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	100,000	111,723

Total Corporate Bonds (cost $7,117,037)		7,314,413

U.S. TREASURY OBLIGATIONS 12.6%
U.S. Treasury Notes:
2.25%, 02/15/2007	5,000	4,894
3.375%, 11/15/2008	230,000	227,745
4.75%, 05/15/2014	825,000	875,661
6.00%, 02/15/2026	2,870,000	3,537,051
TIPS, 3.375%, 01/15/2007	355,703	367,111

Total U.S. Treasury Obligations (cost $4,695,318)		5,012,462

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 7.7%
FIXED-RATE 7.7%
Bank of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A7, 4.81%, 05/25/2035	335,000	336,442
Ser. 2005-E, Class 2A6, 4.73%, 02/25/2035	355,000	355,632
GSR Mtge. Loan Trust, Ser. 2005-AR4, Class 3A5, 4.81%, 05/25/2034 (h)	375,000	378,750

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
MASTR Adjustable Rate Mtge. Trust, Ser. 2004-13,
Class 3A6, 3.79%, 11/21/2034	$ 325,000	$318,288
Structured Adjustable Rate Mtge. Loan Trust,
Ser. 2004-8, Class 5A3, 4.72%, 07/25/2034	260,000	256,751
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	245,000	241,228
Ser. 2004-AR7, Class A6, 3.95%, 07/25/2034	310,000	306,530
Ser. 2005-AR5, Class A6, 4.69%, 05/25/2035	335,000	335,396
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2004-S, Class A7, 3.54%, 09/25/2034	210,000	204,675
Ser. 2005-AR12, Class 2A5, 4.32%, 07/25/2035 (h)	330,000	328,416

Total Whole Loan Mortgage-Backed Collateralized
Mortgage Obligations (cost $3,048,159)		3,062,108

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 4.7%
FIXED-RATE 3.7%
Merrill Lynch Mtge. Investors, Inc., Ser. 2005-A2, Class A1, 4.51%, 02/25/2035	369,774	368,639
Morgan Stanley Mtge. Loan Trust:
Ser. 2004-8AR, Class 4A1, 5.43%, 10/25/2034	249,094	253,679
Ser. 2004-10AR, Class 2A2, 5.14%, 11/25/2034	220,408	222,182
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.66%, 03/25/2035	289,619	289,963
Wells Fargo Mtge. Backed Securities Trust, Ser. 2005-AR1, Class 1A1, 4.57%, 02/25/2035 (h)	337,509	336,699

		1,471,162

FLOATING-RATE 1.0%
Washington Mutual, Inc., Ser. 2004-AR12, Class A2A, 3.45%, 10/25/2044	388,751	390,187

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $1,860,024)		1,861,349

YANKEE OBLIGATIONS-CORPORATE 0.3%
MATERIALS 0.3%
Metals & Mining 0.3%
Alcan, Inc., 6.125%, 12/15/2033 (cost $117,173)	115,000	123,621

	Shares	Value

SHORT-TERM INVESTMENTS 8.1%
MUTUAL FUND SHARES 8.1%
Evergreen Institutional Money Market Fund ø ## (cost $3,200,786)	3,200,786	3,200,786

Total Investments (cost $40,120,248) 102.2%		40,596,732
Other Assets and Liabilities (2.2%)		(873,185)

Net Assets 100.0%		$39,723,547

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

The following table shows the percent of total investments by credit quality based on Moody’s and Standard and Poor’s as of June 30, 2005:

AAA	81.5%
AAA	1.7%
A	9.8%
BBB	6.5%
BB	0.5%

100.0%

The following table shows the percent of total investments by maturity as of June 30, 2005:

Less than 1 year	8.8%
1 to 3 year(s)	17.0%
3 to 5 years	33.1%
5 to 10 years	27.1%
10 to 20 years	1.7%
20 to 30 years	12.1%
Greater than 30 years	0.2%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $36,919,462)	$ 37,395,946
Investments in affiliates, at value (cost $3,200,786)	3,200,786

Total investments	40,596,732
Cash	155
Receivable for securities sold	397,002
Principal paydown receivable	10,711
Interest receivable	293,599

Total assets	41,298,199

Liabilities
Payable for securities purchased	1,565,107
Advisory fee payable	347
Distribution Plan expenses payable	264
Due to other related parties	163
Accrued expenses and other liabilities	8,771

Total liabilities	1,574,652

Net assets	$ 39,723,547

Net assets represented by
Paid-in capital	$ 38,609,252
Undistributed net investment income	628,762
Accumulated net realized gains on investments	9,049
Net unrealized gains on investments	476,484

Total net assets	$ 39,723,547

Net assets consists of
Class 1	$ 1,042,766
Class 2	38,680,781

Total net assets	$ 39,723,547

Shares outstanding (unlimited number of shares authorized)
Class 1	100,000
Class 2	3,712,478

Net asset value per share
Class 1	$ 10.43
Class 2	$ 10.42

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2005 (unaudited)

Investment income
Interest	$ 731,492
Income from affiliates	35,475

Total investment income	766,967

Expenses
Advisory fee	54,881
Distribution Plan expenses	41,620
Administrative services fee	17,098
Transfer agent fees	76
Trustees’ fees and expenses	320
Printing and postage expenses	9,736
Custodian and accounting fees	6,089
Professional fees	8,146
Other	300

Total expenses	138,266
Less: Expense reductions	(365)

Net expenses	137,901

Net investment income	629,066

Net realized and unrealized gains or losses on investments
Net realized gains on investments	62,207
Net change in unrealized gains or losses on investments	205,523

Net realized and unrealized gains or losses on investments	267,730

Net increase in net assets resulting from operations	$ 896,796

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005		Year Ended
	(unaudited)		December 31, 2004

Operations
Net investment income		$629,066		$851,421
Net realized gains on investments		62,207		209,249
Net change in unrealized gains or
losses on investments		205,523		(76,604)

Net increase in net assets resulting
from operations		896,796		984,066

Distributions to shareholders from
Net investment income
Class 1		(70)		(34,640)
Class 2		(1,945)		(907,224)
Net realized gains
Class 1		(340)		(4,770)
Class 2		(11,022)		(131,087)

Total distributions to shareholders		(13,377)		(1,077,721)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 2	782,875	8,020,021	1,446,287	14,907,374

Net asset value of shares issued in
reinvestment of distributions
Class 2	1,220	12,330	95,927	979,001

Payment for shares redeemed
Class 2	(15,478)	(158,115)	(747,727)	(7,677,215)

Net increase in net assets resulting
from capital share transactions		7,874,236		8,209,160

Total increase in net assets		8,757,655		8,115,505
Net assets
Beginning of period		30,965,892		22,850,387

End of period		$39,723,547		$30,965,892

Undistributed net investment income		$628,762		$1,711

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Core Bond Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counter-party at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the aggregate average daily net assets of the Fund and its retail counterpart. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee at the same rate but based only on the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended June 30, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S	U.S.	Non-U.S.
Government	Government	Government	Government

$20,679,245	$ 11,258,321	$18,734,501	$3,859,982

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $40,151,528. The gross unrealized appreciation and depreciation on securities based on tax cost was $663,209 and $218,005, respectively, with a net unrealized appreciation of $445,204.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2004, the Fund incurred and elected to defer post-October currency losses of $6,574.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566886 rv2 8/2005

Evergreen VA Fundamental Large Cap Fund

Evergreen

VA FUNDAMENTAL LARGE CAP FUND
FORMERLY, VA GROWTH AND INCOME FUND

Semiannual Report
as of June 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
6	A B O U T Y O U R F U N D ’ S E X P E N S E S
7	F I N A N C I A L H I G H L I G H T S
9	S C H E D U L E O F I N V E S T M E N T S
15	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
16	S TAT E M E N T O F O P E R AT I O N S
17	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
18	N O T E S T O F I N A N C I A L S T A T E M E N T S
24	T R U S T E E S A N D O F F I C E R S

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS
August 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen VA Fundamental Large Cap Fund, which covers the six-month period ended June 30, 2005.

As we entered the investment period, Evergreen’s Investment Strategy Committee prepared for an environment of moderating growth in Gross Domestic Product (GDP) and corporate profits. It was our opinion that the economy had experienced a classic transition from recovery to expansion, resulting in continued growth, but at less impressive rates relative to those of the prior year. At the same time, growing concerns over higher interest rates and inflation also emerged, which dominated investor sentiment for much of the period. Throughout periods of market volatility, our portfolio teams maintained their focus on the fundamentals supporting more moderate, though still solid, levels of growth in personal consumption and capital investment. While this commitment to fundamentally based investing was challenged at times during the first half of 2005, it is our strong belief that disciplined adherence to long-term objectives is the most effective strategy for generating returns within diversified investment portfolios.

The U.S. economy frequently exhibited mixed signals during the past six months. The initial estimate for GDP growth during the first quarter came in below expectations and was also lower than that of the prior quarter, which fueled fears of an economic slowdown. Personal consumption moderated and business investment experienced a dramatic decline from the rapid, tax incentive-driven pace of the prior six quarters. Many fiscal incentives for capital investment expired at the conclusion of 2004, making it difficult to compare last year’s fourth quarter GDP to this year’s first quarter GDP. In addition, employment growth continued to lag forecasts, which placed additional

1

LETTER TO SHAREHOLDERS continued

strain on investor sentiment. As if reports on slowing economic growth weren’t disturbing enough, oil prices surged, and various measures of inflation jumped early in the period.

In spite of these negative indicators, our portfolio teams continued to focus on disciplined security selection based upon longer-term fundamentals suggesting a solid economic backdrop, rather than focus on short-term news that heightened market volatility. Indeed, a narrower-than-expected trade deficit eventually resulted in upward revisions for first quarter GDP, and monthly data suggested the economy was in a sustainable, moderate growth trend during the second quarter, without worrisome levels of inflation. Despite speculation within the futures markets that helped pressure oil prices, other indicators for inflation began to show meaningful improvement as the period progressed. Indeed, even as jobs growth improved towards the end of the period, year-to-year growth of wages was benign, further suggesting a lack of threatening inflationary pressures.

The Federal Reserve (Fed) maintained its measured removal of monetary policy accommodation during the investment period, bringing the target for the Federal Funds rate up to 3.25% on the last day of the second quarter. It became evident during the period that inflation, rather than economic growth, was the primary focus of the Fed. By continuing to emphasize that they would proceed with their measured approach, monetary policymakers signaled to the markets that the potential for higher costs, rather than weaker growth, would dominate their future policy directives.

While short-term interest rates rose, longer-term interest rates moved lower during the first half of 2005, a phenomenon Fed Chairman Alan Greenspan referred to as a “conundrum” during congressional banking committee hearings in February. Despite nine consecutive rate increases by the Fed over the past year, the yield on the 10-year Treasury continued to hover around 4%, as rising demand for bonds with longer maturities attributed to short covering, under-funded pensions, mortgage portfolios, and foreign central bank intervention, spurred the Treasury market higher. The corporate bond market took a hit during the spring due to the credit rating downgrades of GM and Ford, yet gains were experienced in the

2

LETTER TO SHAREHOLDERS continued

investment grade sector over the entire period. A decrease in the appetite for risk was periodically evident in the markets for high yield securities and emerging market debt, the latter affected by the recent strength of the U.S. dollar.

During the six-month period, the equity markets continued to be supported by solid gains in corporate profitability. Operating earnings for companies within the S&P 500 Index rose by 13% in the first quarter, almost twice that of the original consensus forecast at the beginning of the year. Second quarter earnings appear on track for gains of about 7%, a pace that we would consider more likely for the balance of the year. Stocks made an impressive bounce from the lows reached in late April, as growth made up some ground against value, and small-cap and mid-cap stocks slightly outperformed large-caps. International markets were mixed, but began to gather strength towards the end of the period, only to see positive performance as measured in domestic currencies eroded by the unexpected strength of the U.S. dollar.

As always, we encourage investors to adhere to a long-term strategy including appropriate diversification in their portfolios.

Please visit our Web site EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE
as of June 30, 2005

M A N A G E M E N T   T E A M

Walter T. McCormick, CFA

Value Equity Team Lead Manager

P E R F O R M A N C E   A N D   R E T U R N S

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	2.50%	2.32%

Average annual return

1-year	10.64%	10.31%

5-year	1.96%	1.81%

Since portfolio inception	8.54%	8.45%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

L O N G - T E R M   G R O W T H

Comparison of a $10,000 investment in the Evergreen VA Fundamental Large Cap Fund Class 1 shares, versus a similar investment in the Standard & Poor’s 500 Index* (S&P 500), Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The S&P 500 and Russell 1000 Value are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

* The fund’s index has changed from the Russsell 1000 Value to the S&P 500 to more accurately reflect the investment style of the fund.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of June 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class 1	$ 1,000.00	$ 1,025.00	$4.11
Class 2	$ 1,000.00	$ 1,023.25	$5.35
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.67	$4.10
Class 2	$ 1,000.00	$ 1,019.44	$5.34

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.82% for Class 1 and 1.07% for Class 2), multiplied by the average account value over the period, multiplied by 181/365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 1[1]	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$16.56	$ 15.34	$ 11.86	$14.19	$ 16.46	$ 17.44

Income from investment operations
Net investment income (loss)	0.08[2]	0.20	0.10	0.14	0.06	0.02
Net realized and unrealized gains or losses on investments	0.33	1.21	3.47	(2.33)	(2.07)	(0.07)

Total from investment operations	0.41	1.41	3.57	(2.19)	(2.01)	(0.05)

Distributions to shareholders from
Net investment income	0[3]	(0.19)	(0.09)	(0.14)	(0.06)	(0.02)
Net realized gains	0	0	0	0[3]	(0.20)	(0.91)

Total distributions to shareholders	0	(0.19)	(0.09)	(0.14)	(0.26)	(0.93)

Net asset value, end of period	$16.97	$ 16.56	$ 15.34	$11.86	$ 14.19	$ 16.46

Total return[4]	2.50%	9.21%	30.14%	(15.41%)	(12.16%)	(0.30%)

Ratios and supplemental data
Net assets, end of period (thousands)	$134,215	$94,461	$94,239	$48,262	$66,619	$85,645
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.82%[5]	0.91%	0.99%	0.93%	0.95%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	0.82%[5]	0.91%	0.99%	0.93%	0.95%	1.06%
Net investment income (loss)	0.97%[5]	1.23%	1.18%	1.10%	0.41%	0.10%
Portfolio turnover rate	17%	80%	30%	76%	30%	53%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company’s separate account.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 2	(unaudited)	2004	2003	2002[1]

Net asset value, beginning of period	$16.51	$ 15.30	$11.86	$12.29

Income from investment operations
Net investment income (loss)	0.06	0.17	0.11	0.08[2]
Net realized and unrealized gains or losses on investments	0.32	1.20	3.42	(0.37)

Total from investment operations	0.38	1.37	3.53	(0.29)

Distributions to shareholders from
Net investment income	0[3]	(0.16)	(0.09)	(0.14)

Net asset value, end of period	$16.89	$ 16.51	$15.30	$11.86

Total return[4]	2.32%	8.93%	29.77%	(2.39%)

Ratios and supplemental data
Net assets, end of period (thousands)	$50,010	$37,721	$24,131	$ 67
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.07%[5]	1.16%	1.24%	1.21%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.07%[5]	1.16%	1.24%	1.21%[5]
Net investment income (loss)	0.71%[5]	1.02%	1.12%	1.65%[5]
Portfolio turnover rate	17%	80%	30%	76%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share.

4 Total return does not reflect charges attributable to your insurance company’s separate account.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 99.1%
CONSUMER DISCRETIONARY 10.8%
Internet & Catalog Retail 1.0%
Amazon.com, Inc. *	25,608	$847,113
eBay, Inc. *	28,849	952,305

		1,799,418

Media 3.4%
Comcast Corp., Class A *	61,158	1,855,695
News Corp., Class A	62,851	1,016,929
Omnicom Group, Inc.	23,287	1,859,700
Time Warner, Inc. *	95,718	1,599,448

		6,331,772

Multi-line Retail 2.1%
J.C. Penney Co., Inc.	42,293	2,223,766
Nordstrom, Inc.	24,425	1,660,167

		3,883,933

Specialty Retail 2.9%
Best Buy Co., Inc.	26,403	1,809,926
Chico’s FAS, Inc. *	51,016	1,748,828
Lowe’s Companies, Inc.	30,653	1,784,618

		5,343,372

Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc. *	32,000	1,074,240
Nike, Inc., Class B	17,471	1,512,988

		2,587,228

CONSUMER STAPLES 7.9%
Beverages 1.6%
Diageo plc	63,939	939,437
Diageo plc, ADR	7,100	421,030
PepsiCo, Inc.	28,368	1,529,886

		2,890,353

Food & Staples Retailing 2.2%
BJ’s Wholesale Club, Inc. *	45,319	1,472,414
CVS Corp.	42,130	1,224,719
Wal-Mart Stores, Inc.	29,780	1,435,396

		4,132,529

Food Products 0.8%
General Mills, Inc.	30,063	1,406,648

Household Products 1.6%
Colgate-Palmolive Co.	26,995	1,347,321
Procter & Gamble Co.	31,875	1,681,406

		3,028,727

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Tobacco 1.7%
Altria Group, Inc.	46,969	$3,037,015

ENERGY 10.2%
Energy Equipment & Services 1.7%
Schlumberger, Ltd.	27,483	2,087,059
Weatherford International, Ltd.	17,284	1,002,126

		3,089,185

Oil, Gas & Consumable Fuels 8.5%
Apache Corp.	24,444	1,579,083
BP plc, ADR	40,365	2,517,969
ConocoPhillips	29,870	1,717,226
Exxon Mobil Corp.	111,454	6,405,261
Massey Energy Co.	24,238	914,257
Occidental Petroleum Corp.	13,383	1,029,554
Peabody Energy Corp.	9,746	507,182
XTO Energy, Inc.	29,254	994,344

		15,664,876

FINANCIALS 20.4%
Capital Markets 4.7%
Bank of New York Co.	46,662	1,342,932
Goldman Sachs Group, Inc.	11,001	1,122,322
Legg Mason, Inc.	16,168	1,683,250
Merrill Lynch & Co., Inc.	25,057	1,378,386
Morgan Stanley	17,698	928,614
State Street Corp.	28,584	1,379,178
T. Rowe Price Group, Inc.	14,486	906,824

		8,741,506

Commercial Banks 5.8%
Bank of America Corp.	85,963	3,920,772
North Fork Bancorp, Inc.	35,389	994,077
U.S. Bancorp	65,322	1,907,402
Wells Fargo & Co.	45,179	2,782,123
Zions Bancorp	14,973	1,100,965

		10,705,339

Consumer Finance 1.5%
American Express Co.	37,006	1,969,829
Capital One Financial Corp.	10,982	878,670

		2,848,499

Diversified Financial Services 4.0%
Citigroup, Inc.	121,218	5,603,908
JPMorgan Chase & Co.	51,409	1,815,766

		7,419,674

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 3.3%
American International Group, Inc.	31,269	$1,816,729
Chubb Corp.	16,570	1,418,558
Hartford Financial Services Group, Inc.	17,182	1,284,870
Prudential Financial, Inc.	22,999	1,510,114

		6,030,271

Real Estate 0.7%
Global Signal, Inc. REIT	31,947	1,202,805

Thrifts & Mortgage Finance 0.4%
Fannie Mae	11,502	671,717

HEALTH CARE 13.2%
Biotechnology 0.9%
Amgen, Inc. *	10,932	660,949
Genentech, Inc. *	11,332	909,733

		1,570,682

Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	44,674	1,657,405
Medtronic, Inc.	36,739	1,902,713
Stryker Corp.	16,504	784,930
Zimmer Holdings, Inc. *	11,897	906,195

		5,251,243

Health Care Providers & Services 3.1%
Aetna, Inc.	32,530	2,694,134
Caremark Rx, Inc. *	44,686	1,989,421
WellPoint, Inc. *	14,362	1,000,170

		5,683,725

Pharmaceuticals 6.4%
Abbott Laboratories	35,886	1,758,773
Bristol-Myers Squibb Co.	36,503	911,845
Eli Lilly & Co.	17,100	952,641
Johnson & Johnson	47,607	3,094,455
Pfizer, Inc.	128,496	3,543,919
Wyeth Pharmaceuticals	34,416	1,531,512

		11,793,145

INDUSTRIALS 9.3%
Aerospace & Defense 2.4%
Honeywell International, Inc.	27,470	1,006,226
Lockheed Martin Corp.	38,125	2,473,169
United Technologies Corp.	19,386	995,471

		4,474,866

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	19,927	$1,378,151

Electrical Equipment 1.0%
Cooper Industries, Inc., Class A	17,872	1,142,021
Rockwell Automation, Inc.	14,947	728,068

		1,870,089

Industrial Conglomerates 4.2%
General Electric Co.	171,694	5,949,197
Tyco International, Ltd.	59,222	1,729,283

		7,678,480

Machinery 1.0%
Deere & Co.	13,624	892,236
ITT Industries, Inc.	8,778	856,996

		1,749,232

INFORMATION TECHNOLOGY 15.9%
Communications Equipment 3.7%
Cisco Systems, Inc. *	65,416	1,250,100
Corning, Inc. *	130,415	2,167,497
Motorola, Inc.	108,431	1,979,950
QUALCOMM, Inc.	41,138	1,357,966

		6,755,513

Computers & Peripherals 1.7%
Hewlett-Packard Co.	46,657	1,096,906
International Business Machines Corp.	16,174	1,200,111
Lexmark International, Inc., Class A *	14,342	929,792

		3,226,809

Internet Software & Services 0.8%
Google, Inc., Class A *	2,635	775,085
Yahoo!, Inc. *	20,191	699,618

		1,474,703

IT Services 1.2%
Accenture, Ltd., Class A	66,594	1,509,686
Cognizant Technology Solutions Corp., Class A *	15,000	706,950

		2,216,636

Semiconductors & Semiconductor Equipment 3.7%
Altera Corp. *	130,629	2,589,067
Intel Corp.	58,819	1,532,823
Texas Instruments, Inc.	95,361	2,676,783

		6,798,673

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.8%
Cadence Design Systems, Inc. *	71,882	$981,908
Microsoft Corp.	160,828	3,994,967
Oracle Corp. *	296,988	3,920,242

		8,897,117

MATERIALS 4.4%
Chemicals 2.3%
Air Products & Chemicals, Inc.	26,586	1,603,136
Dow Chemical Co.	20,326	905,116
Lyondell Chemical Co.	28,526	753,657
PPG Industries, Inc.	15,300	960,228

		4,222,137

Containers & Packaging 0.4%
Owens-Illinois, Inc. *	29,503	739,050

Metals & Mining 1.1%
Alcoa, Inc.	37,732	985,937
Phelps Dodge Corp.	12,061	1,115,643

		2,101,580

Paper & Forest Products 0.6%
Weyerhaeuser Co.	15,761	1,003,188

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 1.8%
SBC Communications, Inc.	54,532	1,295,135
Sprint Corp.	46,048	1,155,344
Verizon Communications, Inc.	25,225	871,524

		3,322,003

Wireless Telecommunication Services 1.4%
Vodafone Group plc, ADR	18,540	450,893
Western Wireless Corp., Class A *	49,205	2,081,371

		2,532,264

UTILITIES 3.8%
Electric Utilities 2.7%
DPL, Inc.	43,721	1,200,141
E.ON AG	13,568	1,203,324
Exelon Corp.	26,960	1,383,857
PG&E Corp.	31,412	1,179,207

		4,966,529

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued
June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Independent Power Producers & Energy Traders 0.6%
TXU Corp.	13,843	$1,150,215

Multi-Utilities 0.5%
MDU Resources Group, Inc.	30,685	864,397

Total Common Stocks (cost $156,523,438)		182,535,294

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $561,273)	561,273	561,273

Total Investments (cost $157,084,711) 99.4%		183,096,567
Other Assets and Liabilities 0.6%		1,127,839

Net Assets 100.0%		$184,224,406

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of June 30, 2005:

Financials	20.7%
Information Technology	16.1%
Health Care	13.3%
Consumer Discretionary	10.9%
Energy	10.3%
Industrials	9.4%
Consumer Staples	7.9%
Materials	4.4%
Utilities	3.8%
Telecommunication Services	3.2%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $156,523,438)	$182,535,294
Investments in affiliates, at value (cost $561,273)	561,273

Total investments	183,096,567
Receivable for securities sold	1,221,348
Dividends receivable	234,284

Total assets	184,552,199

Liabilities
Payable for securities purchased	311,435
Advisory fee payable	2,882
Distribution Plan expenses payable	345
Due to other related parties	508
Accrued expenses and other liabilities	12,623

Total liabilities	327,793

Net assets	$184,224,406

Net assets represented by
Paid-in capital	$169,678,120
Undistributed net investment income	665,302
Accumulated net realized losses on investments	(12,130,712)
Net unrealized gains on investments	26,011,696

Total net assets	$184,224,406

Net assets consists of
Class 1	$134,214,774
Class 2	50,009,632

Total net assets	$184,224,406

Shares outstanding (unlimited number of shares authorized)
Class 1	7,911,083
Class 2	2,960,066

Net asset value per share
Class 1	$16.97
Class 2	$16.89

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $14,161)	$1,316,094
Income from affiliates	16,666
Securities lending	93

Total investment income	1,332,853

Expenses
Advisory fee	491,838
Distribution Plan expenses	52,275
Administrative services fee	74,519
Transfer agent fees	402
Trustees’ fees and expenses	1,020
Printing and postage expenses	13,372
Custodian and accounting fees	19,750
Professional fees	8,266
Other	1,057

Total expenses	662,499
Less: Expense reductions	(723)
Expense reimbursements	(25)

Net expenses	661,751

Net investment income	671,102

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	4,389,331
Foreign currency related transactions	(661)

Net realized gains on investments	4,388,670
Net change in unrealized gains or losses on investments	1,495,253

Net realized and unrealized gains or losses on investments	5,883,923

Net increase in net assets resulting from operations	$6,555,025

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005		Year Ended
	(unaudited)		December 31, 2004

Operations
Net investment income		$671,102		$1,461,385
Net realized gains on investments		4,388,670		4,636,048
Net change in unrealized gains or losses on investments		1,495,253		4,899,636

Net increase in net assets resulting from operations		6,555,025		10,997,069

Distributions to shareholders from
Net investment income
Class 1		(21,843)		(1,083,883)
Class 2		(8,992)		(346,848)

Total distributions to shareholders		(30,835)		(1,430,731)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	79,085	1,312,324	419,705	6,497,003
Class 2	259,946	4,306,348	796,841	12,317,211

		5,618,672		18,814,214

Net asset value of shares issued in reinvestment of distributions
Class 1	1,303	21,843	66,252	1,083,883
Class 2	538	8,992	21,253	346,848

		30,835		1,430,731

Payment for shares redeemed
Class 1	(845,098)	(14,040,781)	(922,864)	(14,306,098)
Class 2	(75,981)	(1,253,745)	(109,940)	(1,692,279)

		(15,294,526)		(15,998,377)

Net asset value of shares issued in acquisition
Class 1	2,970,634	47,368,592	0	0
Class 2	490,590	7,794,145	0	0

		55,162,737		0

Net increase in net assets resulting from capital share transactions		45,517,718		4,246,568

Total increase in net assets		52,041,908		13,812,906
Net assets
Beginning of period		132,182,498		118,369,592

End of period		$184,224,406		$132,182,498

Undistributed net investment income		$665,302		$25,035

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1 . O R G A N I Z AT I O N

Evergreen VA Fundamental Large Cap Fund (the “Fund”) (formerly, Evergreen VA Growth and Income Fund) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2 . S I G N I F I C A N T  A C C O U N T I N G   P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . A D V I S O R Y  F E E  A N D  O T H E R  T R A N S A C T I O N S  W I T H  A F F I L I A T E S

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as the aggregate average daily net assets of the Fund and its retail counterpart increase. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee according to the same fee schedule but based only on the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2005, EIMC reimbursed other expenses in the amount of $25.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $20,271 to Wachovia Securities, LLC.

4 . D I S T R I B U T I O N  P L A N

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5 . A C Q U I S I T I O N

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen VA Fund in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares were issued to Class 1 and Class 2 shares of Evergreen VA Fund at an exchange ratio of 0.76 and 0.76 for Class 1 and Class 2 shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $3,717,470. The aggregate net assets of the Fund and Evergreen VA Fund immediately prior to the acquisition were $123,648,355 and $55,162,737, respectively. The aggregate net assets of the Fund immediately after the acquisition were $178,811,092.

6 . S E C U R I T I E S  T R A N S A C T I O N S

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $26,277,073 and $34,183,449, respectively, for the six months ended June 30, 2005.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $157,136,621. The gross unrealized appreciation and depreciation on securities based on tax cost was $29,300,359 and $3,340,413, respectively, with a net unrealized appreciation of $25,959,946.

As of December 31, 2004, the Fund had $16,467,472 in capital loss carryovers for federal income tax purposes with $5,870,639 expiring in 2009 and $10,596,833 expiring in 2010.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7 . I N T E R F U N D  L E N D I N G

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended June 30, 2005, the Fund did not participate in the interfund lending program.

8 . E X P E N S E  R E D U C T I O N S

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9 . D E F E R R E D  T R U S T E E S ’  F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

1 0 . F I N A N C I N G  A G R E E M E N T

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

1 1 . R E G U L AT O R Y  M AT T E R S  A N D  L E G A L  P R O C E E D I N G S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff ’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- Leadership—With more than $249 billion in assets under management as of June 30, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- Excellence—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- Experience—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- Commitment—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

566887 8/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566887 8/2005

Evergreen VA Growth Fund

Evergreen

VA GROWTH FUND

Semiannual Report
as of June 30, 2005

Evergreen Investments[SM]
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen VA Growth Fund, which covers the six-month period ended June 30, 2005.

As we entered the investment period, Evergreen’s Investment Strategy Committee prepared for an environment of moderating growth in Gross Domestic Product (GDP) and corporate profits. It was our opinion that the economy had experienced a classic transition from recovery to expansion, resulting in continued growth, but at less impressive rates relative to those of the prior year. At the same time, growing concerns over higher interest rates and inflation also emerged, which dominated investor sentiment for much of the period. Throughout periods of market volatility, our portfolio teams maintained their focus on the fundamentals supporting more moderate, though still solid, levels of growth in personal consumption and capital investment. While this commitment to fundamentally based investing was challenged at times during the first half of 2005, it is our strong belief that disciplined adherence to long-term objectives is the most effective strategy for generating returns within diversified investment portfolios.

The U.S. economy frequently exhibited mixed signals during the past six months. The initial estimate for GDP growth during the first quarter came in below expectations and was also lower than that of the prior quarter, which fueled fears of an economic slowdown. Personal consumption moderated and business investment experienced a dramatic decline from the rapid, tax incentive-driven pace of the prior six quarters. Many fiscal incentives for capital investment expired at the conclusion of 2004, making it difficult to compare last year’s fourth quarter GDP to this year’s first quarter GDP. In addition, employment growth continued to lag forecasts, which placed additional

1

LETTER TO SHAREHOLDERS continued

strain on investor sentiment. As if reports on slowing economic growth weren’t disturbing enough, oil prices surged, and various measures of inflation jumped early in the period.

In spite of these negative indicators, our portfolio teams continued to focus on disciplined security selection based upon longer-term fundamentals suggesting a solid economic backdrop, rather than focus on short-term news that heightened market volatility. Indeed, a narrower-than-expected trade deficit eventually resulted in upward revisions for first quarter GDP, and monthly data suggested the economy was in a sustainable, moderate growth trend during the second quarter, without worrisome levels of inflation. Despite speculation within the futures markets that helped pressure oil prices, other indicators for inflation began to show meaningful improvement as the period progressed. Indeed, even as jobs growth improved towards the end of the period, year-to-year growth of wages was benign, further suggesting a lack of threatening inflationary pressures.

The Federal Reserve (Fed) maintained its measured removal of monetary policy accommodation during the investment period, bringing the target for the Federal Funds rate up to 3.25% on the last day of the second quarter. It became evident during the period that inflation, rather than economic growth, was the primary focus of the Fed. By continuing to emphasize that they would proceed with their measured approach, monetary policymakers signaled to the markets that the potential for higher costs, rather than weaker growth, would dominate their future policy directives.

While short-term interest rates rose, longer-term interest rates moved lower during the first half of 2005, a phenomenon Fed Chairman Alan Greenspan referred to as a “conundrum” during congressional banking committee hearings in February. Despite nine consecutive rate increases by the Fed over the past year, the yield on the 10-year Treasury continued to hover around 4%, as rising demand for bonds with longer maturities attributed to short covering, under-funded pensions, mortgage portfolios, and foreign central bank intervention, spurred the Treasury market higher. The corporate bond market took a hit during the spring due to the credit rating downgrades of GM and Ford, yet gains were experienced in the

2

LETTER TO SHAREHOLDERS continued

investment grade sector over the entire period. A decrease in the appetite for risk was periodically evident in the markets for high yield securities and emerging market debt, the latter affected by the recent strength of the U.S. dollar.

During the six-month period, the equity markets continued to be supported by solid gains in corporate profitability. Operating earnings for companies within the S&P 500 Index rose by 13% in the first quarter, almost twice that of the original consensus forecast at the beginning of the year. Second quarter earnings appear on track for gains of about 7%, a pace that we would consider more likely for the balance of the year. Stocks made an impressive bounce from the lows reached in late April, as growth made up some ground against value, and small-cap and mid-cap stocks slightly outperformed large-caps. International markets were mixed, but began to gather strength towards the end of the period, only to see positive performance as measured in domestic currencies eroded by the unexpected strength of the U.S. dollar.

As always, we encourage investors to adhere to a long-term strategy including appropriate diversification in their portfolios.

Please visit our Web site EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Theodore W. Price, CFA
• Linda Z. Freeman, CFA
• Jeffrey S. Drummond, CFA
• Edward Rick, CFA
• Jeffrey Harrison, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/3/1998

	Class 1	Class 2
Class inception date	3/3/1998	7/31/2002

6-month return	-0.51%	-0.66%

Average annual return

1-year	8.97%	8.69%

5-year	-0.61%	-0.76%

Since portfolio inception	4.20%	4.10%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Growth Fund Class 1 shares, versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of June 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class 1	$ 1,000.00	$ 994.93	$ 4.65
Class 2	$ 1,000.00	$ 993.44	$ 5.88
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.13	$ 4.71
Class 2	$ 1,000.00	$ 1,018.89	$ 5.96

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.94% for Class 1 and 1.19% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 1[1]	(unaudited)	2004	2003	2002	2001	2000[2]

Net asset value, beginning of period	$ 13.80	$ 12.12	$ 8.72	$ 11.93	$ 15.71	$ 13.87

Income from investment operations
Net investment income (loss)	(0.02)	(0.09)	(0.08)[3]	(0.07)[3]	(0.06)	(0.04)
Net realized and unrealized gains or losses on investments	(0.05)[4]	1.77	3.48	(3.14)	(1.42)	1.88

Total from investment operations	(0.07)	1.68	3.40	(3.21)	(1.48)	1.84

Distributions to shareholders from
Net realized gains	0	0	0	0	(2.30)	0

Net asset value, end of period	$ 13.73	$ 13.80	$ 12.12	$ 8.72	$ 11.93	$ 15.71

Total return[5]	(0.51%)	13.86%	38.99%	(26.91%)	(6.68%)	13.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$76,103	$24,221	$19,855	$14,095	$17,505	$20,266
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.94%[6]	0.96%	1.00%	0.97%	0.90%	0.77%
Expenses excluding waivers/reimbursements
and expense reductions	0.94%[6]	0.96%	1.08%	1.16%	0.90%	1.04%
Net investment income (loss)	(0.73%)[6]	(0.74%)	(0.75%)	(0.69%)	(0.48%)	0.24%
Portfolio turnover rate	94%	81%	118%	94%	99%	144%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Effective February 1, 2000, shareholders of Mentor VIP Growth Portfolio became owners of that number of full and fractional shares of the Fund. As Mentor VIP Growth Portfolio contributed the majority of assets and shareholders to the Fund, its accounting and performance history has been carried forward.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemption of fund shares in relation to fluctuating market values for the portfolio.

5 Total return does not reflect charges attributable to your insurance company’s separate account.

6 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 2	(unaudited)	2004	2003	2002[1]

Net asset value, beginning of period	$13.72	$12.08	$ 8.71	$8.79

Income from investment operations
Net investment income (loss)	(0.03)	(0.10)	(0.11)[2]	(0.03)[2]
Net realized and unrealized gains or losses on investments	(0.06)[3]	1.74	3.48	(0.05)

Total from investment operations	(0.09)	1.64	3.37	(0.08)

Net asset value, end of period	$13.63	$13.72	$12.08	$8.71

Total return[4]	(0.66%)	13.58%	38.69%	(0.91%)

Ratios and supplemental data
Net assets, end of period (thousands)	$10,867	$4,960	$2,570	$ 264
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.19%[5]	1.21%	1.26%	1.20%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.19%[5]	1.21%	1.31%	1.24%[5]
Net investment income (loss)	(0.99%)[5]	(0.99%)	(1.03%)	(0.87%)[5]
Portfolio turnover rate	94%	81%	118%	94%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemption of fund shares in relation to fluctuating market values for the portfolio.

4 Total return does not reflect charges attributable to your insurance company’s separate account.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 97.3%
CONSUMER DISCRETIONARY 14.8%
Automobiles 0.5%
Monaco Coach Corp.	27,214	$467,809

Diversified Consumer Services 0.8%
Steiner Leisure, Ltd. *	18,400	682,088

Hotels, Restaurants & Leisure 5.1%
Choice Hotels International, Inc.	13,970	917,829
Gaylord Entertainment Co. *	13,800	641,562
Great Wolf Resorts, Inc. *	24,100	492,604
P.F. Chang’s China Bistro, Inc. *	2,200	129,756
Penn National Gaming, Inc. *	24,260	885,490
Rare Hospitality International, Inc. *	18,660	568,570
Shuffle Master, Inc. *	28,390	795,772

		4,431,583

Leisure Equipment & Products 1.6%
MarineMax, Inc. *	3,100	96,875
Marvel Enterprises, Inc. *	35,261	695,347
SCP Pool Corp.	17,675	620,216

		1,412,438

Media 0.6%
Radio One, Inc., Class D *	40,250	513,992

Multi-line Retail 0.2%
Conn’s, Inc. *	7,900	193,313

Specialty Retail 4.5%
Aeropostale, Inc. *	4,100	137,760
America’s Car-Mart, Inc. *	7,050	158,695
Cabela’s, Inc. *	22,600	482,736
Guitar Center, Inc. *	2,400	140,088
Hibbett Sporting Goods, Inc. *	4,387	166,004
Hot Topic, Inc. *	24,200	462,704
Monro Muffler Brake, Inc. *	22,250	656,598
Pantry, Inc. *	22,386	867,010
Stage Stores, Inc. *	19,852	865,547

		3,937,142

Textiles, Apparel & Luxury Goods 1.5%
Carter’s, Inc. *	12,200	712,236
The Warnaco Group, Inc. *	23,717	551,420

		1,263,656

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.8%
Central European Distribution Corp. *	15,900	$593,547
Performance Food Group Co. *	6,000	181,260
United Natural Foods, Inc. *	26,700	810,879

		1,585,686

ENERGY 7.7%
Energy Equipment & Services 5.0%
Core Laboratories N.V. *	23,093	619,354
Grey Wolf, Inc. *	80,832	598,965
Oceaneering International, Inc. *	8,662	334,786
Pioneer Drilling Co. *	6,000	91,560
Superior Energy Services, Inc. *	64,492	1,147,958
Unit Corp. *	19,332	850,801
Universal Compression Holdings, Inc. *	18,100	655,944

		4,299,368

Oil, Gas & Consumable Fuels 2.7%
Berry Petroleum Co., Class A	10,772	569,623
Bois D’Arc Energy, Inc. *	3,800	56,050
Cimarex Energy Co. *	6,304	245,289
Comstock Resources, Inc. *	25,294	639,685
Ultra Petroleum Corp. *	28,438	863,378

		2,374,025

FINANCIALS 6.4%
Commercial Banks 1.7%
Boston Private Financial Holdings, Inc.	17,850	449,820
East West Bancorp, Inc.	13,430	451,114
SVB Financial Group *	11,220	537,438
United Community Banks, Inc.	3,000	78,060

		1,516,432

Consumer Finance 0.9%
Asta Funding, Inc.	27,262	757,338

Insurance 2.9%
Argonaut Group, Inc. *	29,359	677,899
HCC Insurance Holdings, Inc.	20,536	777,699
Hub International, Ltd.	8,800	171,512
Markel Corp. *	2,650	898,350

		2,525,460

Thrifts & Mortgage Finance 0.9%
BankAtlantic Bancorp, Inc., Class A	42,190	799,500

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 23.5%
Biotechnology 4.1%
Affymetrix, Inc. *	22,032	$1,188,186
DOV Pharmaceutical, Inc. *	38,900	725,874
Nabi Biopharmaceuticals *	23,000	350,290
Protein Design Labs, Inc. *	36,100	729,581
Serologicals Corp. *	18,786	399,202
Telik, Inc. *	7,750	126,015

		3,519,148

Health Care Equipment & Supplies 8.4%
Advanced Neuromodulation Systems, Inc. *	12,900	511,872
American Medical Systems Holdings, Inc. *	43,600	900,340
Animas Corp. *	26,579	535,567
ArthroCare Corp. *	4,900	171,206
Cytyc Corp. *	28,500	628,710
Dade Behring Holdings, Inc.	10,040	652,701
DJ Orthopedics, Inc. *	23,000	630,890
Kyphon, Inc. *	11,300	393,127
OraSure Technologies, Inc. *	21,700	216,783
ResMed, Inc. *	9,400	620,306
Respironics, Inc. *	24,118	870,901
Syneron Medical, Ltd. *	19,700	720,823
Wright Medical Group, Inc. *	16,342	436,331

		7,289,557

Health Care Providers & Services 8.2%
Advisory Board Co. *	15,600	760,344
Amedisys, Inc. *	14,000	514,920
Centene Corp. *	24,300	815,994
Cross Country Healthcare, Inc. *	24,900	423,300
LabOne, Inc. *	16,300	648,903
Pediatrix Medical Group, Inc. *	11,008	809,528
PSS World Medical, Inc. *	51,400	639,930
Psychiatric Solutions, Inc. *	19,161	933,332
Symbion, Inc. *	7,800	186,030
United Surgical Partners International, Inc. *	12,257	638,345
VCA Antech, Inc. *	32,645	791,641

		7,162,267

Pharmaceuticals 2.8%
Andrx Corp. *	28,000	568,680
Connetics Corp. *	24,958	440,259
MGI Pharma, Inc. *	24,500	533,120
Noven Pharmaceuticals, Inc. *	9,600	167,808
Salix Pharmaceuticals, Ltd. *	43,000	759,380

		2,469,247

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 14.8%
Aerospace & Defense 3.1%
Argon ST, Inc. *	27,318	$969,789
Engineered Support Systems, Inc.	24,650	883,209
Essex Corp. *	35,600	814,528
Moog, Inc., Class A *	69	2,173

		2,669,699

Air Freight & Logistics 1.2%
Forward Air Corp. *	11,708	330,985
Hub Group Inc., Class A *	6,834	171,192
UTi Worldwide, Inc.	8,550	595,251

		1,097,428

Airlines 0.7%
Airtran Holdings, Inc. *	64,900	599,027

Commercial Services & Supplies 4.2%
Corrections Corporation of America *	13,695	537,529
DiamondCluster International, Inc., Class A *	57,843	653,626
Kforce, Inc. *	53,700	454,302
Labor Ready, Inc. *	57,921	1,350,138
Stericycle, Inc. *	12,750	641,580

		3,637,175

Electrical Equipment 0.9%
Genlyte Group, Inc. *	5,200	253,448
Power-One, Inc. *	80,950	510,795

		764,243

Machinery 2.9%
A.S.V., Inc. *	6,100	247,294
IDEX Corp.	18,300	706,563
Manitowoc Co.	13,500	553,770
Oshkosh Truck Corp.	13,316	1,042,377

		2,550,004

Road & Rail 1.0%
Landstar System, Inc. *	12,700	382,524
Old Dominion Freight Line, Inc. *	17,446	468,076

		850,600

Trading Companies & Distributors 0.8%
Hughes Supply, Inc.	17,094	480,341
Interline Brands, Inc. *	9,291	183,962

		664,303

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 25.8%
Communications Equipment 3.5%
Digi International, Inc. *	38,800	$460,168
Packeteer, Inc. *	14,000	197,400
Powerwave Technologies, Inc. *	114,100	1,166,102
SiRF Technology Holdings, Inc. *	9,300	164,424
Tekelec *	65,246	1,096,133

		3,084,227

Computers & Peripherals 0.7%
Stratasys, Inc. *	18,723	611,868

Electronic Equipment & Instruments 2.5%
Applied Films Corp. *	14,600	373,760
BEI Technologies, Inc.	21,500	573,620
Benchmark Electronics, Inc. *	14,348	436,466
FLIR Systems, Inc. *	26,900	802,696

		2,186,542

Internet Software & Services 3.8%
Blue Coat Systems, Inc. *	18,000	537,840
Equinix, Inc. *	22,078	956,860
Interwoven, Inc. *	59,868	450,806
NIC, Inc. *	90,311	417,237
ValueClick, Inc. *	73,100	901,323

		3,264,066

IT Services 2.4%
CACI International, Inc., Class A *	7,200	454,752
Cognizant Technology Solutions Corp., Class A *	3,300	155,529
Global Payments, Inc.	15,150	1,027,170
MPS Group, Inc. *	47,650	448,863

		2,086,314

Semiconductors & Semiconductor Equipment 8.2%
ATMI, Inc. *	41,861	1,214,388
August Technology Corp. *	65,336	761,164
Exar Corp. *	71,250	1,060,913
FormFactor, Inc. *	9,100	240,422
Genesis Microchip, Inc. *	41,037	757,543
LTX Corp. *	18,300	90,768
Microsemi Corp. *	18,500	347,800
PDF Solutions, Inc. *	22,200	291,264
Power Integrations, Inc. *	22,700	489,639
Rudolph Technologies, Inc. *	10,200	146,166
Semtech Corp. *	15,900	264,735
Silicon Image, Inc. *	54,000	554,040
Trident Microsystems, Inc. *	40,923	928,543

		7,147,385

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.7%
Agile Software Corp. *	112,224	$707,011
Blackboard, Inc. *	6,500	155,480
Concur Technologies, Inc. *	54,764	576,665
Jack Henry & Associates, Inc.	35,300	646,343
JAMDAT Mobile, Inc. *	8,212	227,308
Kronos, Inc. *	11,600	468,524
Micros Systems, Inc. *	2,900	129,775
Moldflow Corp. *	52,100	674,695
Open Solutions, Inc. *	15,700	318,867
RSA Security, Inc. *	7,200	82,656
Sonic Solutions *	5,600	104,160

		4,091,484

MATERIALS 1.5%
Construction Materials 0.8%
Headwaters, Inc. *	20,904	718,680

Metals & Mining 0.7%
AMCOL International Corp.	31,728	596,169

TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Alamosa Holdings, Inc. *	59,000	820,100

Total Common Stocks (cost $72,971,823)		84,639,363

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Money Market Fund ø (cost $725,891)	725,891	725,891

Total Investments (cost $73,697,714) 98.1%		85,365,254
Other Assets and Liabilities 1.9%		1,604,647

Net Assets 100.0%		$86,969,901

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of June 30, 2005:
Information Technology	26.6%
Health Care	24.1%
Consumer Discretionary	15.2%
Industrials	15.2%
Energy	7.9%
Financials	6.6%
Consumer Staples	1.9%
Materials	1.5%
Telecommunication Services	1.0%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $72,971,823)	$84,639,363
Investments in affiliates, at value (cost $725,891)	725,891

Total investments	85,365,254
Receivable for securities sold	1,917,587
Receivable for Fund shares sold	71
Dividends receivable	13,649
Prepaid expenses and other assets	1,368

Total assets	87,297,929

Liabilities
Payable for securities purchased	319,187
Advisory fee payable	1,660
Distribution Plan expenses payable	74
Due to other related parties	474
Accrued expenses and other liabilities	6,633

Total liabilities	328,028

Net assets	$86,969,901

Net assets represented by
Paid-in capital	$72,980,175
Undistributed net investment loss	(190,900)
Accumulated net realized gains on investments	2,513,086
Net unrealized gains on investments	11,667,540

Total net assets	$86,969,901

Net assets consist of
Class 1	$76,102,882
Class 2	10,867,019

Total net assets	$86,969,901

Shares outstanding (unlimited number of shares authorized)
Class 1	5,542,805
Class 2	797,427

Net asset value per share
Class 1	$13.73
Class 2	$13.63

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $160)	$40,333
Income from affiliates	10,787

Total investment income	51,120

Expenses
Advisory fee	174,271
Distribution Plan expenses	8,441
Administrative services fee	24,852
Transfer agent fees	261
Trustees’ fees and expenses	662
Printing and postage expenses	11,641
Custodian and accounting fees	9,625
Professional fees	11,853
Other	513

Total expenses	242,119
Less: Expense reductions	(223)

Net expenses	241,896

Net investment loss	(190,776)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	3,382,493
Net change in unrealized gains or losses on investments	2,123,573

Net realized and unrealized gains or losses on investments	5,506,066

Net increase in net assets resulting from operations	$5,315,290

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005		Year Ended
	(unaudited)		December 31, 2004

Operations
Net investment loss		$(190,776)		$(191,532)
Net realized gains on investments		3,382,493		1,791,471
Net change in unrealized gains or
losses on investments		2,123,573		1,889,987

Net increase in net assets resulting
from operations		5,315,290		3,489,926

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	119,014	1,574,159	424,899	5,222,439
Class 2	82,718	1,069,947	172,437	2,133,813

		2,644,106		7,356,252

Payment for shares redeemed
Class 1	(561,750)	(7,304,224)	(307,849)	(3,803,765)
Class 2	(21,116)	(281,743)	(23,639)	(286,099)

		(7,585,967)		(4,089,864)

Net asset value of shares issued in
acquisition
Class 1	4,230,770	52,778,753	0	0
Class 2	374,264	4,636,811	0	0

		57,415,564		0

Net increase in net assets resulting from
capital share transactions		52,473,703		3,266,388

Total increase in net assets		57,788,993		6,756,314
Net assets
Beginning of period		29,180,908		22,424,594

End of period		$86,969,901		$29,180,908

Undistributed net investment loss		$(190,900)		$(124)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Growth Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as the aggregate average daily net assets of the Fund and its retail counterpart increase. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee according to the same fee schedule but based only on the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $136 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITION

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen VA Special Equity Fund in a tax-free exchange for Class 1 and Class 2 shares of the Fund. Shares were issued to Class 1 and Class 2 shares of Evergreen VA Special Equity Fund at an exchange ratio of 0.82 and 0.82 for Class 1 and Class 2 shares, respectively, of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $2,868,148. The aggregate net assets of the Fund and Evergreen VA Special Equity Fund immediately prior to the acquisition were $25,309,085 and $57,415,564, respectively. The aggregate net assets of the Fund immediately after the acquisition were $82,724,649.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $47,872,386 and $50,534,828, respectively, for the six months ended June 30, 2005.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $73,894,636. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,848,000 and $1,377,382, respectively, with a net unrealized appreciation of $11,470,618.

As of December 31, 2004, the Fund had $756,582 in capital loss carryovers for federal income tax purposes expiring in 2010.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2005, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566900 rv2 8/2005

Evergreen VA High Income Fund

Evergreen

VA HIGH INCOME FUND

Semiannual Report
as of June 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen VA High Income Fund, which covers the six-month period ended June 30, 2005.

As we entered the investment period, Evergreen's Investment Strategy Committee prepared for an environment of moderating growth in Gross Domestic Product (GDP) and corporate profits. It was our opinion that the economy had experienced a classic transition from recovery to expansion, resulting in continued growth, but at less impressive rates relative to those of the prior year. At the same time, growing concerns over higher interest rates and inflation also emerged, which dominated investor sentiment for much of the period. Throughout periods of market volatility, our portfolio teams maintained their focus on the fundamentals supporting more moderate, though still solid, levels of growth in personal consumption and capital investment. While this commitment to fundamentally based investing was challenged at times during the first half of 2005, it is our strong belief that disciplined adherence to long-term objectives is the most effective strategy for generating returns within diversified investment portfolios.

The U.S. economy frequently exhibited mixed signals during the past six months. The initial estimate for GDP growth during the first quarter came in below expectations and was also lower than that of the prior quarter, which fueled fears of an economic slowdown. Personal consumption moderated and business investment experienced a dramatic decline from the rapid, tax incentive-driven pace of the prior six quarters. Many fiscal incentives for capital investment expired at the conclusion of 2004, making it difficult to compare last year's fourth quarter GDP to this year's first quarter GDP. In addition, employment growth continued to lag forecasts, which placed additional

1

LETTER TO SHAREHOLDERS continued

strain on investor sentiment. As if reports on slowing economic growth weren't disturbing enough, oil prices surged, and various measures of inflation jumped early in the period.

In spite of these negative indicators, our portfolio teams continued to focus on disciplined security selection based upon longer-term fundamentals suggesting a solid economic backdrop, rather than focus on short-term news that heightened market volatility. Indeed, a narrower-than-expected trade deficit eventually resulted in upward revisions for first quarter GDP, and monthly data suggested the economy was in a sustainable, moderate growth trend during the second quarter, without worrisome levels of inflation. Despite speculation within the futures markets that helped pressure oil prices, other indicators for inflation began to show meaningful improvement as the period progressed. Indeed, even as jobs growth improved towards the end of the period, year-to-year growth of wages was benign, further suggesting a lack of threatening inflationary pressures.

The Federal Reserve (Fed) maintained its measured removal of monetary policy accommodation during the investment period, bringing the target for the Federal Funds rate up to 3.25% on the last day of the second quarter. It became evident during the period that inflation, rather than economic growth, was the primary focus of the Fed. By continuing to emphasize that they would proceed with their measured approach, monetary policymakers signaled to the markets that the potential for higher costs, rather than weaker growth, would dominate their future policy directives.

While short-term interest rates rose, longer-term interest rates moved lower during the first half of 2005, a phenomenon Fed Chairman Alan Greenspan referred to as a "conundrum" during congressional banking committee hearings in February. Despite nine consecutive rate increases by the Fed over the past year, the yield on the 10-year Treasury continued to hover around 4%, as rising demand for bonds with longer maturities attributed to short covering, under-funded pensions, mortgage portfolios, and foreign central bank intervention, spurred the Treasury market higher. The corporate bond market took a hit during the spring due to the credit rating downgrades of GM and Ford, yet gains were experienced in the

2

LETTER TO SHAREHOLDERS continued

investment grade sector over the entire period. A decrease in the appetite for risk was periodically evident in the markets for high yield securities and emerging market debt, the latter affected by the recent strength of the U.S. dollar.

During the six-month period, the equity markets continued to be supported by solid gains in corporate profitability. Operating earnings for companies within the S&P 500 Index rose by 13% in the first quarter, almost twice that of the original consensus forecast at the beginning of the year. Second quarter earnings appear on track for gains of about 7%, a pace that we would consider more likely for the balance of the year. Stocks made an impressive bounce from the lows reached in late April, as growth made up some ground against value, and small-cap and mid-cap stocks slightly outperformed large-caps. International markets were mixed, but began to gather strength towards the end of the period, only to see positive performance as measured in domestic currencies eroded by the unexpected strength of the U.S. dollar.

As always, we encourage investors to adhere to a long-term strategy including appropriate diversification in their portfolios.

Please visit our Web site EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2005

MANAGEMENT TEAM

Dana Erikson, CFA
High Yield Bond Team
Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 6/30/1999

	Class 1	Class 2
Class inception date	6/30/1999	7/31/2002

6-month return	0.11%	0.01%

Average annual return

1-year	7.26%	6.96%

5-year	8.89%	8.73%

Since portfolio inception	8.25%	8.11%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA High Income Fund Class 1 shares, versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of June 30, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class 1	$ 1,000.00	$ 1,001.07	$ 3.82
Class 2	$ 1,000.00	$ 1,000.11	$ 5.06
Hypothetical
(5% return before
expenses)
Class 1	$ 1,000.00	$ 1,020.98	$ 3.86
Class 2	$ 1,000.00	$ 1,019.74	$ 5.11

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.77% for Class 1 and 1.02% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 1 [1]	(unaudited)	2004	2003	2002	2001	2000 [2]

Net asset value, beginning of period	$ 10.76	$ 10.45	$ 9.93	$ 9.52	$ 9.37	$10.15

Income from investment operations
Net investment income (loss)	0.42	0.72	0.83 [3]	0.27	0.81	0.91
Net realized and unrealized gains or losses on investments	(0.41)	0.19	0.98	0.41	0.15	(0.78)

Total from investment operations	0.01	0.91	1.81	0.68	0.96	0.13

Distributions to shareholders from net investment income	(0.01)	(0.60)	(1.29)	(0.27)	(0.81)	(0.91)

Net asset value, end of period	$ 10.76	$ 10.76	$ 10.45	$ 9.93	$ 9.52	$ 9.37

Total return [4]	0.11%	8.69%	18.26%	7.15%	10.27%	1.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,938	$11,736	$11,485	$26,222	$5,310	$4,913
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.77% [5]	0.99%	0.98%	1.00%	1.01%	1.01%
Expenses excluding waivers/reimbursements
and expense reductions	0.77% [5]	1.00%	0.98%	1.31%	1.23%	1.20%
Net investment income (loss)	6.83% [5]	6.60%	7.76%	7.93%	8.49%	8.97%
Portfolio turnover rate	33%	65%	77%	87%	131%	174%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Effective at the close of business on February 1, 2000, the Fund acquired the net assets of Mentor VIP High Income
  Portfolio ("Mentor Portfolio"). Mentor Portfolio was the accounting and performance survivor in this transaction.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Total return does not reflect charges attributable to your insurance company's separate account.

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 2	(unaudited)	2004	2003	2002 [1]

Net asset value, beginning of period	$ 10.73	$ 10.43	$ 9.91	$9.77

Income from investment operations
Net investment income (loss)	0.38	0.68 [2]	0.80 [2]	0.15
Net realized and unrealized gains or losses on investments	(0.38)	0.19	0.99	0.26

Total from investment operations	0	0.87	1.79	0.41

Distributions to shareholders from net investment income	(0.01)	(0.57)	(1.27)	(0.27)

Net asset value, end of period	$ 10.72	$ 10.73	$10.43	$9.91

Total return [3]	0.01%	8.39%	18.11%	4.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$20,479	$16,698	$7,804	$ 965
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02% [4]	1.24%	1.25%	1.27% [4]
Expenses excluding waivers/reimbursements and expense reductions	1.02% [4]	1.25%	1.25%	1.27% [4]
Net investment income (loss)	6.59% [4]	6.31%	7.39%	7.63% [4]
Portfolio turnover rate	33%	65%	77%	87%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company's separate account.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 80.6%
CONSUMER DISCRETIONARY 23.7%
Auto Components 0.9%
Tenneco Automotive, Inc., 8.625%, 11/15/2014	$ 270,000	$272,700

Diversified Consumer Services 0.8%
Service Corp. International:
6.75%, 04/01/2016	60,000	61,650
7.70%, 04/15/2009	175,000	188,125

		249,775

Hotels, Restaurants & Leisure 7.1%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	110,000	120,175
Equinox Holdings, Inc., 9.00%, 12/15/2009	155,000	160,812
Herbst Gaming, Inc., 7.00%, 11/15/2014	125,000	126,562
Inn of The Mountain Gods Resort & Casino, 12.00%, 11/15/2010	100,000	116,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	150,000	151,500
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	175,000	191,625
La Quinta Corp., 8.875%, 03/15/2011	175,000	190,094
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A	110,000	108,075
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	250,000	276,250
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	97,625
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	272,500
Station Casinos, Inc.:
6.50%, 02/01/2014	75,000	76,875
6.875%, 03/01/2016	75,000	77,437
6.875%, 03/01/2016 144A	125,000	129,063
Wynn Las Vegas LLC, 6.625%, 12/01/2014	155,000	151,513

		2,246,106

Household Durables 2.0%
Amscan Holdings, Inc., 8.75%, 05/01/2014	125,000	115,000
Jarden Corp., 9.75%, 05/01/2012	275,000	291,156
Meritage Homes Corp., 6.25%, 03/15/2015	75,000	70,125
Technical Olympic USA, Inc., 10.375%, 07/01/2012	150,000	157,500

		633,781

Leisure Equipment & Products 0.3%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	100,000	100,750

Media 8.7%
AMC Entertainment, Inc., 9.875%, 02/01/2012	175,000	174,562
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	150,000	147,750
CCO Holdings LLC, 8.75%, 11/15/2013	175,000	173,250
Charter Communications Holdings LLC, 8.625%, 04/01/2009	275,000	205,562
Cinemark USA, Inc.:
9.00%, 02/01/2013	250,000	258,125
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	250,000	167,500
CSC Holdings, Inc., 7.625%, 04/01/2011	240,000	238,200

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Dex Media East LLC, 9.875%, 11/15/2009	$ 250,000	$276,875
Emmis Communications Corp.:
6.875%, 05/15/2012	105,000	104,475
FRN, 9.31%, 06/15/2012 144A	100,000	102,250
Houghton Mifflin Co., 8.25%, 02/01/2011	150,000	156,375
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 †	200,000	123,000
Mediacom Communications Cor , 9.50%, 01/15/2013	375,000	375,938
PRIMEDIA, Inc., 8.875%, 05/15/2011	85,000	89,463
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	125,000	128,750

		2,722,075

Multi-line Retail 0.9%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	275,000	297,000

Specialty Retail 2.5%
CSK Auto, Inc., 7.00%, 01/15/2014	250,000	240,000
FTD, Inc., 7.75%, 02/15/2014	243,000	239,355
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	50,000	56,000
United Auto Group, Inc., 9.625%, 03/15/2012	225,000	241,313

		776,668

Textiles, Apparel & Luxury Goods 0.5%
Levi Strauss & Co., 9.75%, 01/15/2015	75,000	74,813
The Warnaco Group, Inc., 8.875%, 06/15/2013	75,000	83,250

		158,063

CONSUMER STAPLES 2.8%
Food & Staples Retailing 0.1%
Rite Aid Corp., 9.50%, 02/15/2011	30,000	32,100

Food Products 0.7%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	10,000	10,387
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	100,000	102,500
8.625%, 12/15/2012	46,000	50,830
Michael Foods, Inc., 8.00%, 11/15/2013	60,000	61,350

		225,067

Household Products 0.5%
Spectrum Brands, Inc., 7.375%, 02/01/2015 144A	155,000	150,738

Personal Products 1.5%
Elizabeth Arden, Inc., 7.75%, 01/15/2014	250,000	261,875
Playtex Products, Inc., 8.00%, 03/01/2011	200,000	214,750

		476,625

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 9.1%
Energy Equipment & Services 2.5%
Dresser, Inc., 9.375%, 04/15/2011	$ 250,000	$264,375
Grant Prideco, Inc., 9.00%, 12/15/2009	100,000	110,000
Gulfmark Offshore, Inc., 7.75%, 07/15/2014	75,000	79,312
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	35,000	35,613
Parker Drilling Co.:
9.625%, 10/01/2013	70,000	79,275
9.625%, 10/01/2013 144A	150,000	169,875
Superior Energy Services, Inc., 8.875%, 05/15/2011	50,000	53,625

		792,075

Oil, Gas & Consumable Fuels 6.6%
Chesapeake Energy Corp.:
6.375%, 06/15/2015 144A	100,000	103,000
6.875%, 01/15/2016	225,000	235,687
El Paso Corp.:
7.75%, 01/15/2032	95,000	93,100
7.875%, 06/15/2012	210,000	217,350
El Paso Production Holding Co., 7.75%, 06/01/2013	200,000	214,500
Encore Acquisition Co., 6.25%, 04/15/2014	100,000	101,750
Exco Resources, Inc., 7.25%, 01/15/2011	125,000	125,625
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	105,000
Plains Exploration & Production Co., 8.75%, 07/01/2012	225,000	245,250
Premcor Refining Group, Inc., 9.50%, 02/01/2013	100,000	115,500
The Williams Companies, Inc.:
7.50%, 01/15/2031	125,000	135,938
8.125%, 03/15/2012	225,000	256,500
Venoco, Inc., 8.75%, 12/15/2011	125,000	124,375

		2,073,575

FINANCIALS 5.6%
Consumer Finance 1.5%
GMAC:
5.625%, 05/15/2009	150,000	140,593
6.125%, 09/15/2006	185,000	185,185
Triad Financial Corp., 11.125%, 05/01/2013 144A	150,000	152,625

		478,403

Diversified Financial Services 1.3%
Arch Western Finance LLC, 6.75%, 07/01/2013	200,000	207,500
Borden US Finance Corp., 9.00%, 07/15/2014 144A	30,000	30,675
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	175,000	171,938

		410,113

Insurance 0.6%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	175,000	190,750

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate 2.2%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	$ 150,000	$160,500
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008	20,000	20,400
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	175,000	183,312
Omega Healthcare Investors, Inc., REIT:
6.95%, 08/01/2007	100,000	101,500
7.00%, 04/01/2014	25,000	25,313
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	175,000	180,250

		671,275

HEALTH CARE 4.3%
Health Care Equipment & Supplies 0.5%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	175,000	177,625

Health Care Providers & Services 3.8%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	125,000	132,500
Extendicare, Inc., 6.875%, 05/01/2014	300,000	299,250
HCA, Inc., 6.375%, 01/15/2015	150,000	156,016
IASIS Healthcare Corp., 8.75%, 06/15/2014	75,000	81,750
Select Medical Corp., 7.625%, 02/01/2015 144A	150,000	149,250
Team Health, Inc., 9.00%, 04/01/2012	125,000	130,625
Tenet Healthcare Corp., 9.875%, 07/01/2014	220,000	237,050

		1,186,441

INDUSTRIALS 8.1%
Aerospace & Defense 0.3%
Moog, Inc., 6.25%, 01/15/2015	90,000	90,225

Commercial Services & Supplies 2.8%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	80,000	75,200
6.375%, 04/15/2011	75,000	72,375
American Color Graphics, Inc., 10.00%, 06/15/2010	100,000	72,500
Corrections Corporation of America, 7.50%, 05/01/2011	125,000	130,781
Geo Group, Inc., 8.25%, 07/15/2013	175,000	169,750
NationsRent West, Inc., 9.50%, 10/15/2010	175,000	191,625
TriMas Corp., 9.875%, 06/15/2012	200,000	169,000

		881,231

Machinery 3.4%
Case New Holland, Inc., 9.25%, 08/01/2001	365,000	385,075
Columbus McKinnon Corp., 8.50%, 04/01/2008	200,000	197,000
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013 144A	100,000	102,000
Douglas Dynamics LLC, 7.75%, 01/15/2012 144A	110,000	108,350
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	105,000	109,725
Terex Corp., 7.375%, 01/15/2014	145,000	150,800

		1,052,950

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Marine 0.7%
Horizon Lines LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 144A †	$ 300,000	$232,500

Trading Companies & Distributors 0.9%
United Rentals North America, Inc., 7.75%, 11/15/2013	300,000	296,250

INFORMATION TECHNOLOGY 2.6%
Communications Equipment 1.5%
Lucent Technologies, Inc., 6.45%, 03/15/2029	325,000	292,500
Telex Communications Holdings, Inc., 11.50%, 10/15/2008	175,000	188,125

		480,625

IT Services 0.4%
Stratus Technologies, Inc., 10.375%, 12/01/2008	125,000	121,875

Software 0.7%
UGS Corp., 10.00%, 06/01/2012	200,000	223,000

MATERIALS 15.0%
Chemicals 4.3%
Ethyl Corp., 8.875%, 05/01/2010	30,000	31,237
FMC Corp., 10.25%, 11/01/2009	95,000	107,469
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010	100,000	113,500
Huntsman International LLC:
9.875%, 03/01/2009	175,000	188,125
11.50%, 07/15/2012	165,000	194,287
Lyondell Chemical Co.:
9.50%, 12/15/2008	100,000	106,875
10.50%, 06/01/2013	250,000	287,188
Nalco Co., 8.875%, 11/15/2013	175,000	188,563
PQ Corp., 7.50%, 02/15/2013 144A	150,000	148,125

		1,365,369

Containers & Packaging 4.0%
Crown Holdings, Inc., 8.00%, 04/15/2023	125,000	122,500
Graham Packaging Co., 9.875%, 10/15/2014 144A	150,000	151,125
Graphic Packaging International, Inc., 8.50%, 08/15/2011	225,000	232,875
Owens-Brockway Glass Containers, Inc.:
6.75%, 12/01/2014	350,000	355,687
8.25%, 05/15/2013	250,000	272,813
Smurfit-Stone Container Corp., 9.75%, 02/01/2011	100,000	106,250

		1,241,250

Metals & Mining 3.9%
Alaska Steel Corp., 7.75%, 06/15/2012	230,000	195,500
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	210,000	221,550
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	70,000	68,600
7.50%, 11/15/2006 (h)	100,000	102,500
10.125%, 02/01/2010	90,000	100,575

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Metals & Mining continued
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	$ 175,000	$189,437
Peabody Energy Corp., 5.875%, 04/15/2016	200,000	201,000
United States Steel Corp., 10.75%, 08/01/2008	131,000	146,065

		1,225,227

Paper & Forest Products 2.8%
Boise Cascade LLC:
6.02%, 10/15/2012 144A	75,000	76,125
7.125%, 10/15/2014 144A	70,000	69,125
Bowater, Inc., 6.50%, 06/15/2013	150,000	148,875
Buckeye Technologies, Inc., 8.50%, 10/01/2013	175,000	179,375
Georgia Pacific Corp.:
8.00%, 01/15/2024	150,000	173,250
8.125%, 05/15/2011	200,000	226,500

		873,250

TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 2.5%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	175,000	184,187
Hawaiian Telecom Communications, Inc.:
9.75%, 05/01/2013 144A	100,000	106,500
12.50%, 05/01/2015 144A	125,000	133,750
Insight Midwest LP, 9.75%, 10/01/2009	200,000	207,750
Qwest Communications International, Inc., 7.875%, 09/01/2011 144A	150,000	157,125

		789,312

Wireless Telecommunication Services 2.7%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	65,000	68,494
Centennial Communications Corp., 8.125%, 02/01/2014	150,000	160,500
Dobson Communications Corp., 8.875%, 10/01/2013	100,000	92,000
Horizon PCS, Inc., 11.375%, 07/15/2012	75,000	84,000
Nextel Communications, Inc., 7.375%, 08/01/2015	225,000	244,125
Rural Cellular Co., 8.25%, 03/15/2012	20,000	21,000
UbiquiTel, Inc., 9.875%, 03/01/2011	75,000	82,687
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	75,000	83,813

		836,619

UTILITIES 4.2%
Electric Utilities 1.5%
Reliant Energy, Inc.:
6.75%, 12/15/2014	150,000	147,375
9.25%, 07/15/2010	175,000	191,625
9.50%, 07/15/2013	125,000	139,375

		478,375

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Independent Power Producers & Energy Traders 2.7%
AES Corp., 7.75%, 03/01/2014	$ 225,000	$245,250
NRG Energy, Inc., 8.00%, 12/15/2013 144A	51,000	54,060
Tenaska, Inc., 7.00%, 06/30/2021 144A	100,000	101,750
Texas Genco LLC, 6.875%, 12/15/2014 144A	400,000	423,000

		824,060

Total Corporate Bonds (cost $25,025,094)		25,333,823

YANKEE OBLIGATIONS - CORPORATE 9.7%
CONSUMER DISCRETIONARY 1.5%
Hotels, Restaurants & Leisure 0.5%
Intrawest Corp., 7.50%, 10/15/2013	150,000	154,687

Media 1.0%
IMAX Corp., 9.625%, 12/01/2010	300,000	316,500

CONSUMER STAPLES 1.2%
Food & Staples Retailing 1.2%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	400,000	397,000

ENERGY 1.0%
Energy Equipment & Services 1.0%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	275,000	309,375

FINANCIALS 0.6%
Consumer Finance 0.2%
Calpine Canada Energy Finance, 8.50%, 05/01/2008	100,000	72,500

Diversified Financial Services 0.4%
Ship Finance International, Ltd., 8.50%, 12/15/2013	125,000	119,531

INDUSTRIALS 0.7%
Marine 0.5%
CP Ships, Ltd., 10.375%, 07/15/2012	145,000	163,125

Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	50,000	51,375

INFORMATION TECHNOLOGY 0.7%
Electronic Equipment & Instruments 0.7%
Celestica, Inc.:
7.625%, 07/01/2013	100,000	100,750
7.875%, 07/01/2011	115,000	118,450

		219,200

MATERIALS 1.9%
Containers & Packaging 0.6%
Crown European Holdings SA, 9.50%, 03/01/2011	175,000	194,250

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
MATERIALS continued
Metals & Mining 1.0%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	$ 18,000	$19,620
Novelis, Inc., 7.25%, 02/15/2015 144A	280,000	282,450

		302,070

Paper & Forest Products 0.3%
Abitibi Consolidated, Inc., 6.00%, 06/20/2013	100,000	92,500

TELECOMMUNICATION SERVICES 2.1%
Diversified Telecommunication Services 0.6%
Northern Telecom, Ltd., 6.875%, 09/01/2023	200,000	188,000

Wireless Telecommunication Services 1.5%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	160,000	163,600
7.50%, 03/15/2015	75,000	81,938
9.625%, 05/01/2011	60,000	70,725
Rural Cellular Corp., 9.75%, 01/15/2010	175,000	163,625

		479,888

Total Yankee Obligations-Corporate (cost $2,983,328)		3,060,001

	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
IMAX Corp. *	3,423	34,025

HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc. *	244	1,561

Total Common Stocks (cost $524,257)		35,586

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.7%
UTILITIES 0.7%
Independent Power Producers & Energy Traders 0.7%
Calpine Corp., 7.75%, 06/01/2015 (cost $200,000)	$ 200,000	204,500

	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Hayes Lemmerz International, Inc., Ser. A, Expiring 06/3/2006 *	335	61

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

WARRANTS continued
CONSUMER DISCRETIONARY continued
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * (h) +	50	$0

FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance LLC, Expiring 11/01/2006 144A* (h) +	100	0

Total Warrants (cost $322,175)		61

SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
Evergreen Institutional Money Market Fund ø (cost $2,139,065)	2,139,065	2,139,065

Total Investments (cost $31,193,919)97.9%		30,773,036
Other Assets and Liabilities 2.1%		644,539

Net Assets 100.0%		$31,417,575

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FRN	Floating Rate Note
REIT	Real Estate Investment Trust

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody's and Standard & Poor's ratings as of June 30, 2005:

AAA	7.1%
BBB	0.4%
BB	21.1%
B	63.4%
CCC	7.4%
NR	0.6%

100.0%

The following table shows the percent of total investments (excluding equity positions) by maturity as of June 30, 2005:

Less than 1 year	7.1%
1 to 3 year(s)	3.1%
3 to 5 years	12.2%
5 to 10 years	71.0%
10 to 20 years	5.0%
20 to 30 years	1.6%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $29,054,854)	$28,633,971
Investments in affiliates, at value (cost $2,139,065)	2,139,065

Total investments	30,773,036
Receivable for securities sold	284,309
Interest receivable	609,360
Prepaid expenses and other assets	3,813

Total assets	31,670,518

Liabilities
Payable for securities purchased	241,489
Advisory fee payable	429
Distribution Plan expenses payable	140
Due to other related parties	115
Accrued expenses and other liabilities	10,770

Total liabilities	252,943

Net assets	$31,417,575

Net assets represented by
Paid-in capital	$40,525,107
Undistributed net investment income	972,824
Accumulated net realized losses on investments	(9,659,473)
Net unrealized losses on investments	(420,883)

Total net assets	$31,417,575

Net assets consists of
Class 1	$10,938,194
Class 2	20,479,381

Total net assets	$31,417,575

Shares outstanding (unlimited number of shares authorized)
Class 1	1,016,257
Class 2	1,910,438

Net asset value per share
Class 1	$10.76
Class 2	$10.72

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2005 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $403)	$1,074,605
Income from affiliates	32,804

Total investment income	1,107,409

Expenses
Advisory fee	72,869
Distribution Plan expenses	22,421
Administrative services fee	14,528
Transfer agent fees	399
Trustees' fees and expenses	974
Printing and postage expenses	8,582
Custodian and accounting fees	5,350
Professional fees	8,940
Other	600

Total expenses	134,663
Less: Expense reductions	(304)

Net expenses	134,359

Net investment income	973,050

Net realized and unrealized gains or losses on investments
Net realized losses on investments	(43,109)
Net change in unrealized gains or losses on investments	(894,276)

Net realized and unrealized gains or losses on investments	(937,385)

Net increase in net assets resulting from operations	$35,665

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005		Year Ended
	(unaudited)		December 31, 2004

Operations
Net investment income		$ 973,050		$1,498,738
Net realized gains or losses on investments		(43,109)		584,068
Net change in unrealized gains or losses on
investments		(894,276)		(94,312)

Net increase in net assets resulting from
operations		35,665		1,988,494

Distributions to shareholders from
Net investment income
Class 1		(12,465)		(616,317)
Class 2		(18,954)		(827,092)

Total distributions to shareholders		(31,419)		(1,443,409)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	18,929	202,433	74,474	796,673
Class 2	425,584	4,521,823	775,217	8,337,753

		4,724,256		9,134,426

Net asset value of shares issued in
reinvestment of distributions
Class 1	1,149	12,465	57,385	616,317
Class 2	1,752	18,954	77,226	827,092

		31,419		1,443,409

Payment for shares redeemed
Class 1	(94,205)	(1,006,154)	(140,205)	(1,496,930)
Class 2	(72,717)	(770,620)	(44,910)	(481,485)

		(1,776,774)		(1,978,415)

Net increase in net assets resulting from
capital share transactions		2,978,901		8,599,420

Total increase in net assets		2,983,147		9,144,505
Net assets
Beginning of period		28,434,428		19,289,923

End of period		$ 31,417,575		$28,434,428

Undistributed net investment income		$ 972,824		$31,193

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA High Income Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $13,007,112 and $8,907,374, respectively, for the six months ended June 30, 2005.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $31,197,357. The gross unrealized appreciation and depreciation on securities based on tax cost was $741,054 and $1,165,375, respectively, with a net unrealized depreciation of $424,321.

As of December 31, 2004, the Fund had $9,616,364 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010	2011

$ 2,026,795	$ 2,435,731	$ 4,170,025	$ 11,033	$ 972,780

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566893 rv2 8/2005

Evergreen VA International Equity Fund

Evergreen

VA INTERNATIONAL EQUITY FUND

Semiannual Report
as of June 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen VA International Equity Fund, which covers the six-month period ended June 30, 2005.

As we entered the investment period, Evergreen’s Investment Strategy Committee prepared for an environment of moderating growth in Gross Domestic Product (GDP) and corporate profits. It was our opinion that the economy had experienced a classic transition from recovery to expansion, resulting in continued growth, but at less impressive rates relative to those of the prior year. At the same time, growing concerns over higher interest rates and inflation also emerged, which dominated investor sentiment for much of the period. Throughout periods of market volatility, our portfolio teams maintained their focus on the fundamentals supporting more moderate, though still solid, levels of growth in personal consumption and capital investment. While this commitment to fundamentally based investing was challenged at times during the first half of 2005, it is our strong belief that disciplined adherence to long-term objectives is the most effective strategy for generating returns within diversified investment portfolios.

The U.S. economy frequently exhibited mixed signals during the past six months. The initial estimate for GDP growth during the first quarter came in below expectations and was also lower than that of the prior quarter, which fueled fears of an economic slowdown. Personal consumption moderated and business investment experienced a dramatic decline from the rapid, tax incentive-driven pace of the prior six quarters. Many fiscal incentives for capital investment expired at the conclusion of 2004, making it difficult to compare last year’s fourth quarter GDP to this year’s first quarter GDP. In addition, employment growth continued to lag forecasts, which placed additional

1

LETTER TO SHAREHOLDERS continued

strain on investor sentiment. As if reports on slowing economic growth weren’t disturbing enough, oil prices surged, and various measures of inflation jumped early in the period.

In spite of these negative indicators, our portfolio teams continued to focus on disciplined security selection based upon longer-term fundamentals suggesting a solid economic backdrop, rather than focus on short-term news that heightened market volatility. Indeed, a narrower-than-expected trade deficit eventually resulted in upward revisions for first quarter GDP, and monthly data suggested the economy was in a sustainable, moderate growth trend during the second quarter, without worrisome levels of inflation. Despite speculation within the futures markets that helped pressure oil prices, other indicators for inflation began to show meaningful improvement as the period progressed. Indeed, even as jobs growth improved towards the end of the period, year-to-year growth of wages was benign, further suggesting a lack of threatening inflationary pressures.

The Federal Reserve (Fed) maintained its measured removal of monetary policy accommodation during the investment period, bringing the target for the Federal Funds rate up to 3.25% on the last day of the second quarter. It became evident during the period that inflation, rather than economic growth, was the primary focus of the Fed. By continuing to emphasize that they would proceed with their measured approach, monetary policymakers signaled to the markets that the potential for higher costs, rather than weaker growth, would dominate their future policy directives.

While short-term interest rates rose, longer-term interest rates moved lower during the first half of 2005, a phenomenon Fed Chairman Alan Greenspan referred to as a “conundrum” during congressional banking committee hearings in February. Despite nine consecutive rate increases by the Fed over the past year, the yield on the 10-year Treasury continued to hover around 4%, as rising demand for bonds with longer maturities attributed to short covering, under-funded pensions, mortgage portfolios, and foreign central bank intervention, spurred the Treasury market higher. The corporate bond market took a hit during the spring due to the credit rating downgrades of GM and Ford, yet gains were experienced in the

2

LETTER TO SHAREHOLDERS continued

investment grade sector over the entire period. A decrease in the appetite for risk was periodically evident in the markets for high yield securities and emerging market debt, the latter affected by the recent strength of the U.S. dollar.

During the six-month period, the equity markets continued to be supported by solid gains in corporate profitability. Operating earnings for companies within the S&P 500 Index rose by 13% in the first quarter, almost twice that of the original consensus forecast at the beginning of the year. Second quarter earnings appear on track for gains of about 7%, a pace that we would consider more likely for the balance of the year. Stocks made an impressive bounce from the lows reached in late April, as growth made up some ground against value, and small-cap and mid-cap stocks slightly outperformed large-caps. International markets were mixed, but began to gather strength towards the end of the period, only to see positive performance as measured in domestic currencies eroded by the unexpected strength of the U.S. dollar.

As always, we encourage investors to adhere to a long-term strategy including appropriate diversification in their portfolios.

Please visit our Web site EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2005

MANAGEMENT TEAM

Gilman C. Gunn
International Equity Team Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 8/17/1998

	Class 1	Class 2
Class inception date	8/17/1998	7/31/2002

6-month return	-0.43%	-0.51%

Average annual return

1-year	14.63%	14.38%

5-year	2.11%	1.98%

Since portfolio inception	5.10%	5.00%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA International Equity Fund Class 1 shares, versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of June 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class 1	$ 1,000.00	$ 995.68	$ 4.11
Class 2	$ 1,000.00	$ 994.85	$ 5.29
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,020.68	$ 4.16
Class 2	$ 1,000.00	$ 1,019.49	$ 5.36

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.83% for Class 1 and 1.07% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 1[1]	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$12.62	$ 10.71	$ 8.24	$9.36	$ 11.52	$12.72

Income from investment operations
Net investment income (loss)	0.16	0.10	0.07[2]	0.13	0.05	0.10[2]
Net realized and unrealized gains or losses on investments	(0.21)	1.95	2.50	(1.11)	(2.14)	(0.74)

Total from investment operations	(0.05)	2.05	2.57	(0.98)	(2.09)	(0.64)

Distributions to shareholders from
Net investment income	(0.04)	(0.14)	(0.10)	(0.14)	(0.07)	(0.06)
Net realized gains	0	0	0	0	0	(0.50)

Total distributions to shareholders	(0.04)	(0.14)	(0.10)	(0.14)	(0.07)	(0.56)

Net asset value, end of period	$12.53	$ 12.62	$ 10.71	$8.24	$ 9.36	$11.52

Total return[3]	(0.43%)	19.21%	31.32%	(10.47%)	(18.18%)	(5.06%)

Ratios and supplemental data
Net assets, end of period (thousands)	$108,616	$96,614	$70,372	$22,324	$26,868	$8,764
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.83%[4]	0.96%	1.07%	1.00%	1.01%	1.02%
Expenses excluding waivers/reimbursements
and expense reductions	0.83%[4]	0.96%	1.12%	1.39%	1.64%	1.52%
Net investment income (loss)	1.36%[4]	0.98%	0.72%	1.32%	0.82%	1.14%
Portfolio turnover rate	22%	65%	132%	76%	187%	127%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed as Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 2	(unaudited)	2004	2003	2002[1]

Net asset value, beginning of period	$12.59	$ 10.70	$ 8.24	$8.95

Income from investment operations
Net investment income (loss)	0.14	0.09	(0.01)[2]	0.02
Net realized and unrealized gains or losses on investments	(0.20)	1.92	2.56	(0.60)

Total from investment operations	(0.06)	2.01	2.55	(0.58)

Distributions to shareholders from
Net investment income	(0.04)	(0.12)	(0.09)	(0.13)

Net asset value, end of period	$12.49	$ 12.59	$10.70	$8.24

Total return[3]	(0.51%)	18.84%	31.06%	(6.42%)

Ratios and supplemental data
Net assets, end of period (thousands)	$41,767	$25,451	$7,797	$ 477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.07%[4]	1.21%	1.34%	1.18%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.07%[4]	1.21%	1.34%	1.28%[4]
Net investment income (loss)	1.30%[4]	0.70%	(0.15%)	0.42%[4]
Portfolio turnover rate	22%	65%	132%	76%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS 95.2%
CONSUMER DISCRETIONARY 13.6%
Auto Components 1.4%
Autoliv, Inc.	Sweden	3,960	$171,717
Compagnie Generale des Etablissements Michelin, Class B	France	9,112	552,533
Continental AG	Germany	13,545	972,728
Toyota Industries Corp.	Japan	17,000	461,547

			2,158,525

Automobiles 0.9%
Renault SA	France	6,697	587,922
TI Automotive, Ltd. * (h) +	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	19,800	708,025

			1,295,947

Hotels, Restaurants & Leisure 1.3%
Hilton Group plc	United Kingdom	238,524	1,218,296
Sodexho Alliance SA	France	26,456	814,824

			2,033,120

Household Durables 1.7%
Koninklijke Philips Electronics NV	Netherlands	100,871	2,533,911

Leisure Equipment & Products 0.1%
Photo-Me International plc *	United Kingdom	73,522	140,898

Media 3.4%
Arnoldo Mondadori Editore SpA	Italy	18,290	173,489
Axel Springer AG	Germany	1,183	138,309
Edipresse SA	Switzerland	167	84,899
Havas SA	France	99,565	542,550
Lagardere Groupe	France	3,417	251,768
Mediaset SpA	Italy	16,395	192,740
PagesJaunes Groupe *	France	15,795	368,052
Television Broadcasts, Ltd.	Hong Kong	144,000	816,855
Toho Co., Ltd.	Japan	16,600	238,467
Vivendi Universal *	France	71,836	2,247,305

			5,054,434

Multi-line Retail 0.5%
NEXT Group plc	United Kingdom	28,696	772,779

Specialty Retail 3.1%
Kingfisher plc	United Kingdom	491,231	2,153,072
Yamada Denki Co., Ltd.	Japan	44,900	2,569,597

			4,722,669

Textiles, Apparel & Luxury Goods 1.2%
Adidas-Salomon AG	Germany	3,922	653,593
Christian Dior SA	France	15,027	1,160,005

			1,813,598

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 11.1%
Beverages 2.3%
Diageo plc	United Kingdom	158,718	$2,331,996
Ito En, Ltd.	Japan	6,700	343,565
Kirin Brewery Co., Ltd.	Japan	61,000	590,349
Koninklijke Grolsch NV *	Netherlands	6,057	171,872

			3,437,782

Food & Staples Retailing 0.9%
Carrefour SA	France	29,260	1,410,510

Food Products 3.7%
Bunge, Ltd.	Bermuda	22,098	1,401,013
Chocoladefabriken Lindt & Sprungli AG	Switzerland	360	536,043
Cresud S.A.C.I.F. y A.	Argentina	13,033	158,351
Ezaki Glico Co., Ltd.	Japan	26,000	199,929
Koninklijke Wessanen NV	Netherlands	59,295	836,937
Nestle SA	Switzerland	7,346	1,874,797
Tata Tea, Ltd.	India	32,983	469,956

			5,477,026

Household Products 0.9%
Uni-Charm Corp.	Japan	32,100	1,289,621

Tobacco 3.3%
British American Tobacco plc	United Kingdom	99,573	1,923,121
Gallaher Group plc	United Kingdom	56,422	837,082
Japan Tobacco, Inc.	Japan	115	1,532,924
Swedish Match AB	Sweden	64,000	725,194

			5,018,321

ENERGY 9.1%
Oil, Gas & Consumable Fuels 9.1%
BP plc	United Kingdom	556,387	5,785,067
Eni SpA	Italy	70,842	1,816,898
MOL Magyar Olaj-es Gazipari Rt	Hungary	3,033	253,846
Petroleo Brasileiro SA, ADR	Brazil	14,750	768,917
Royal Dutch Petroleum Co.	Netherlands	5,892	383,072
Total SA, Class B	France	20,328	4,755,535

			13,763,335

FINANCIALS 24.4%
Capital Markets 2.4%
3i Group plc	United Kingdom	101,078	1,224,198
Compagnie Nationale a Portefeuille	Belgium	643	146,681
Deutsche Bank AG	Germany	18,441	1,436,367
UBS AG	Switzerland	9,987	776,162

			3,583,408

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 11.0%
Anglo Irish Bank Corp. plc	Ireland	4,796	$59,428
Anglo Irish Bank Corp. plc, ADR	Ireland	144,156	1,785,568
Bank Austria Creditanstalt AG *	Austria	5,220	542,555
BNP Paribas SA	France	20,741	1,416,578
Credit Agricole SA	France	63,310	1,597,979
HBOS plc	United Kingdom	65,697	1,010,906
HSBC Holdings plc - Hong Kong Exchange	United Kingdom	58,525	935,508
HSBC Holdings plc - London Exchange	United Kingdom	72,434	1,154,327
Lloyds TSB Group plc	United Kingdom	113,192	956,676
Mitsubishi Tokyo Financial Group, Inc.	Japan	100	844,286
OTP Bank Rt.	Hungary	21,241	716,010
Royal Bank of Scotland Group plc	United Kingdom	99,385	2,992,542
Sumitomo Trust & Banking Co., Ltd.	Japan	112,000	678,848
The Bank of Yokohama, Ltd.	Japan	149,000	856,170
The Chiba Bank, Ltd.	Japan	151,000	990,672

			16,538,053

Consumer Finance 2.0%
Nissin Co., Ltd.	Japan	253,660	473,797
Orix Corp.	Japan	10,000	1,495,546
Takefuji Corp.	Japan	14,700	992,597

			2,961,940

Diversified Financial Services 2.9%
Brascan Corp., Class A	Canada	29,763	1,134,937
Groupe Bruxelles Lambert SA	Belgium	12,105	1,044,988
Guoco Group, Ltd.	Bermuda	130,000	1,344,669
Pargesa Holdings AG	Switzerland	239	871,013

			4,395,607

Insurance 4.4%
Allianz AG	Germany	5,169	591,069
Amlin plc	United Kingdom	183,760	593,571
Baloise-Holding AG	Switzerland	9,483	471,458
Catlin Group, Ltd. *	Bermuda	64,537	469,976
CNP Assurances	France	13,674	872,079
Irish Life & Permanent plc	Ireland	42,184	741,479
Mitsui Sumitomo Insurance Co., Ltd.	Japan	64,000	573,802
Scor SA *	France	242,206	485,081
Swiss Reinsurance Co.	Switzerland	30,904	1,891,505

			6,690,020

Real Estate 1.7%
British Land Co. plc	United Kingdom	42,933	672,669
IRSA-Inversiones y Representaciones SA	Argentina	17,991	219,490
IVG Immobilien AG	Germany	53,006	983,253
Mitsubishi Estate Co., Ltd.	Japan	58,000	634,807

			2,510,219

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 9.9%
Health Care Equipment & Supplies 1.6%
Smith & Nephew plc	United Kingdom	239,360	$2,355,678

Pharmaceuticals 8.3%
Astellas Pharma, Inc.	Japan	31,300	1,068,347
Daiichi Pharmaceutical Co., Ltd.	Japan	16,000	352,938
Eisai Co., Ltd.	Japan	33,400	1,118,857
GlaxoSmithKline plc, ADR	United Kingdom	157,500	3,799,681
Novartis AG	Switzerland	27,398	1,299,547
Roche Holding AG	Switzerland	24,652	3,104,611
Sanofi-Aventis SA	France	16,792	1,373,318
Taisho Pharmaceutical Co., Ltd.	Japan	18,000	349,225

			12,466,524

INDUSTRIALS 7.0%
Aerospace & Defense 2.0%
BAE Systems plc	United Kingdom	582,028	2,979,118

Airlines 0.5%
Qantas Airways, Ltd.	Australia	292,189	747,110

Building Products 0.7%
Compagnie de Saint-Gobain SA	France	20,142	1,111,942

Commercial Services & Supplies 0.5%
Buhrmann NV *	Netherlands	12,741	125,600
Ritchie Brothers Auctioneers, Inc.	Canada	13,908	536,153
United Services Group NV	Netherlands	6,065	160,052

			821,805

Construction & Engineering 0.4%
Fomento de Construcciones y Contratas SA	Spain	2,856	160,227
Okumura Corp.	Japan	64,000	361,059

			521,286

Electrical Equipment 0.6%
Alstom SA *	France	856,208	847,201

Industrial Conglomerates 1.3%
Far Eastern Textile, Ltd.	Taiwan	640,000	455,963
Siemens AG	Germany	21,218	1,540,905

			1,996,868

Machinery 1.0%
Nabtesco Corp.	Japan	42,000	283,388
NGK Insulators, Ltd.	Japan	20,000	194,060
Volvo AB, Class B	Sweden	24,131	979,169

			1,456,617

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 3.0%
Electronic Equipment & Instruments 0.6%
Keyence Corp.	Japan	800	$178,128
Nidec Corp.	Japan	1,100	115,854
Onex Corp.	Canada	36,200	579,294

			873,276

Office Electronics 2.1%
Canon, Inc.	Japan	29,000	1,519,273
Neopost	France	18,590	1,633,864

			3,153,137

Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co., Ltd.	South Korea	1,080	511,696

Software 0.0%
Computer Associates International, Inc.	United States	12	330

MATERIALS 3.3%
Chemicals 1.8%
BASF AG	Germany	4,842	320,596
Imperial Chemical Industries plc	United Kingdom	123,178	558,686
Lonza Group AG	Switzerland	18,513	1,020,795
Sanyo Chemical Industries, Ltd.	Japan	43,000	311,694
Sumitomo Chemical Co., Ltd.	Japan	54,000	247,239
Tokuyama Corp.	Japan	29,000	205,982

			2,664,992

Construction Materials 1.2%
Cemex SA de CV, ADR	Mexico	30,520	1,294,658
Imerys	France	8,170	561,604

			1,856,262

Metals & Mining 0.3%
BHP Billiton, Ltd.	United Kingdom	35,088	450,001

TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 4.1%
Cesky Telecom AS	Czech Republic	41,377	773,035
Deutsche Telekom AG *	Germany	79,927	1,475,578
France Telecom	France	47,593	1,381,236
Nippon Telegraph & Telephone Corp.	Japan	196	840,219
Telefonica SA	Spain	53,546	873,382
Telenor ASA	Norway	100,000	792,943

			6,136,393

Wireless Telecommunication Services 1.6%
MTN Group, Ltd.	South Africa	43,544	288,548
Vodafone Group plc	United Kingdom	864,931	2,101,464

			2,390,012

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
UTILITIES 8.1%
Electric Utilities 3.8%
E.ON AG	Germany	30,363	$2,692,846
Enel SpA	Italy	129,625	1,125,482
Korea Electric Power Corp.	South Korea	63,040	1,934,100

			5,752,428

Multi-Utilities 4.1%
RWE AG	Germany	35,283	2,265,376
Suez SA	France	67,104	1,813,048
United Utilities plc	United Kingdom	181,764	2,143,468

			6,221,892

Water Utilities 0.2%
Sociedad General de Aguas de Barcelona SA	Spain	12,324	265,395

Total Common Stocks (cost $125,988,272)			143,181,686

PREFERRED STOCKS 1.4%
HEALTH CARE 0.9%
Health Care Equipment & Supplies 0.9%
Fresenius AG	Germany	11,892	1,360,878

INFORMATION TECHNOLOGY 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd.	South Korea	2,209	721,026

Total Preferred Stocks (cost $1,971,270)			2,081,904

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $6,736,469)	United States	6,736,469	6,736,469

Total Investments (cost $134,696,011) 101.1%			152,000,059
Other Assets and Liabilities (1.1%)			(1,616,732)

Net Assets 100.0%			$150,383,327

*	Non-income producing security
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of June 30, 2005:
United Kingdom	26.9%
France	17.8%
Japan	15.6%
Germany	9.9%
Switzerland	8.2%
Netherlands	2.9%
Italy	2.3%
Bermuda	2.2%
South Korea	2.2%
Ireland	1.8%
Canada	1.5%
Sweden	1.3%
Spain	0.9%
Mexico	0.9%
Belgium	0.8%
Hungary	0.7%
Hong Kong	0.6%
Norway	0.5%
Czech Republic	0.5%
Brazil	0.5%
Australia	0.5%
Austria	0.4%
India	0.3%
Taiwan	0.3%
Argentina	0.3%
South Africa	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2005:
Financials	25.3%
Consumer Discretionary	14.1%
Consumer Staples	11.5%
Health Care	11.1%
Energy	9.5%
Utilities	8.4%
Industrials	7.2%
Telecommunication Services	5.9%
Information Technology	3.6%
Materials	3.4%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $127,959,542)	$145,263,590
Investments in affiliates, at value (cost $6,736,469)	6,736,469

Total investments	152,000,059
Foreign currency, at value (cost $483,334)	479,384
Receivable for Fund shares sold	515
Dividends receivable	356,516

Total assets	152,836,474

Liabilities
Payable for securities purchased	2,437,058
Advisory fee payable	1,681
Distribution Plan expenses payable	286
Due to other related parties	462
Accrued expenses and other liabilities	13,660

Total liabilities	2,453,147

Net assets	$150,383,327

Net assets represented by
Paid-in capital	$144,601,077
Undistributed net investment income	1,830,118
Accumulated net realized losses on investments	(13,339,841)
Net unrealized gains on investments	17,291,973

Total net assets	$150,383,327

Net assets consists of
Class 1	$108,616,094
Class 2	41,767,233

Total net assets	$150,383,327

Shares outstanding (unlimited number of shares authorized)
Class 1	8,667,272
Class 2	3,345,341

Net asset value per share
Class 1	$12.53
Class 2	$12.49

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2005 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $325,821)	$2,357,077
Income from affiliates	72,021

Total investment income	2,429,098

Expenses
Advisory fee	381,100
Distribution Plan expenses	39,458
Administrative services fee	66,681
Transfer agent fees	281
Trustees’ fees and expenses	1,033
Printing and postage expenses	12,928
Custodian and accounting fees	81,552
Professional fees	9,067
Other	1,298

Total expenses	593,398
Less: Expense reductions	(805)
Expense reimbursements	(24)

Net expenses	592,569

Net investment income	1,836,529

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	4,626,196
Foreign currency related transactions	160,990

Net realized gains on investments	4,787,186
Net change in unrealized gains or losses on investments	(7,337,240)

Net realized and unrealized gains or losses on investments	(2,550,054)

Net decrease in net assets resulting from operations	$(713,525)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005		Year Ended
	(unaudited)		December 31, 2004

Operations
Net investment income		$1,836,529		$859,017
Net realized gains on investments		4,787,186		3,431,723
Net change in unrealized gains or losses
on investments		(7,337,240)		13,436,090

Net increase (decrease) in net assets
resulting from operations		(713,525)		17,726,830

Distributions to shareholders from
Net investment income
Class 1		(303,629)		(1,065,662)
Class 2		(87,252)		(235,666)

Total distributions to shareholders		(390,881)		(1,301,328)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	1,849,082	23,336,520	2,329,488	26,646,053
Class 2	1,366,929	17,138,718	1,369,270	15,390,530

		40,475,238		42,036,583

Net asset value of shares issued in
reinvestment of distributions
Class 1	23,356	303,629	87,104	1,065,662
Class 2	6,732	87,252	19,317	235,666

		390,881		1,301,328

Payment for shares redeemed
Class 1	(861,385)	(10,809,961)	(1,328,251)	(14,783,462)
Class 2	(50,298)	(633,322)	(95,208)	(1,084,056)

		(11,443,283)		(15,867,518)

Net increase in net assets resulting from
capital share transactions		29,422,836		27,470,393

Total increase in net assets		28,318,430		43,895,895
Net assets
Beginning of period		122,064,897		78,169,002

End of period	$ 150,383,327		$ 122,064,897

Undistributed net investment income		$1,830,118		$384,470

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA International Equity Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as the aggregate average daily net assets of the Fund and its retail counterpart increase. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee according to the same fee schedule but based only on the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2005, EIMC reimbursed other expenses in the amount of $24.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $59,944,527 and $28,825,907, respectively, for the six months ended June 30, 2005.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $134,908,786. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,499,244 and $1,407,971, respectively, with a net unrealized appreciation of $17,091,273.

As of December 31, 2004, the Fund had $17,007,359 in capital loss carryovers for federal income tax purposes with $12,716,538 expiring in 2009 and $4,290,821 expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566888 rv2 8/2005

Evergreen VA Omega Fund

Evergreen

VA OMEGA FUND

Semiannual Report
as of June 30, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen VA Omega Fund, which covers the six-month period ended June 30, 2005.

As we entered the investment period, Evergreen's Investment Strategy Committee prepared for an environment of moderating growth in Gross Domestic Product (GDP) and corporate profits. It was our opinion that the economy had experienced a classic transition from recovery to expansion, resulting in continued growth, but at less impressive rates relative to those of the prior year. At the same time, growing concerns over higher interest rates and inflation also emerged, which dominated investor sentiment for much of the period. Throughout periods of market volatility, our portfolio teams maintained their focus on the fundamentals supporting more moderate, though still solid, levels of growth in personal consumption and capital investment. While this commitment to fundamentally based investing was challenged at times during the first half of 2005, it is our strong belief that disciplined adherence to long-term objectives is the most effective strategy for generating returns within diversified investment portfolios.

The U.S. economy frequently exhibited mixed signals during the past six months. The initial estimate for GDP growth during the first quarter came in below expectations and was also lower than that of the prior quarter, which fueled fears of an economic slowdown. Personal consumption moderated and business investment experienced a dramatic decline from the rapid, tax incentive-driven pace of the prior six quarters. Many fiscal incentives for capital investment expired at the conclusion of 2004, making it difficult to compare last year's fourth quarter GDP to this year's first quarter GDP. In addition, employment growth continued to lag forecasts, which placed additional

1

LETTER TO SHAREHOLDERS continued

strain on investor sentiment. As if reports on slowing economic growth weren't disturbing enough, oil prices surged, and various measures of inflation jumped early in the period.

In spite of these negative indicators, our portfolio teams continued to focus on disciplined security selection based upon longer-term fundamentals suggesting a solid economic backdrop, rather than focus on short-term news that heightened market volatility. Indeed, a narrower-than-expected trade deficit eventually resulted in upward revisions for first quarter GDP, and monthly data suggested the economy was in a sustainable, moderate growth trend during the second quarter, without worrisome levels of inflation. Despite speculation within the futures markets that helped pressure oil prices, other indicators for inflation began to show meaningful improvement as the period progressed. Indeed, even as jobs growth improved towards the end of the period, year-to-year growth of wages was benign, further suggesting a lack of threatening inflationary pressures.

The Federal Reserve (Fed) maintained its measured removal of monetary policy accommodation during the investment period, bringing the target for the Federal Funds rate up to 3.25% on the last day of the second quarter. It became evident during the period that inflation, rather than economic growth, was the primary focus of the Fed. By continuing to emphasize that they would proceed with their measured approach, monetary policymakers signaled to the markets that the potential for higher costs, rather than weaker growth, would dominate their future policy directives.

While short-term interest rates rose, longer-term interest rates moved lower during the first half of 2005, a phenomenon Fed Chairman Alan Greenspan referred to as a "conundrum" during congressional banking committee hearings in February. Despite nine consecutive rate increases by the Fed over the past year, the yield on the 10-year Treasury continued to hover around 4%, as rising demand for bonds with longer maturities attributed to short covering, under-funded pensions, mortgage portfolios, and foreign central bank intervention, spurred the Treasury market higher. The corporate bond market took a hit during the spring due to the credit rating downgrades of GM and Ford, yet gains were experienced in the

2

LETTER TO SHAREHOLDERS continued

investment grade sector over the entire period. A decrease in the appetite for risk was periodically evident in the markets for high yield securities and emerging market debt, the latter affected by the recent strength of the U.S. dollar.

During the six-month period, the equity markets continued to be supported by solid gains in corporate profitability. Operating earnings for companies within the S&P 500 Index rose by 13% in the first quarter, almost twice that of the original consensus forecast at the beginning of the year. Second quarter earnings appear on track for gains of about 7%, a pace that we would consider more likely for the balance of the year. Stocks made an impressive bounce from the lows reached in late April, as growth made up some ground against value, and small-cap and mid-cap stocks slightly outperformed large-caps. International markets were mixed, but began to gather strength towards the end of the period, only to see positive performance as measured in domestic currencies eroded by the unexpected strength of the U.S. dollar.

As always, we encourage investors to adhere to a long-term strategy including appropriate diversification in their portfolios.

Please visit our Web site EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2005

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth
Team Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	-3.88%	-4.01%

Average annual return

1-year	0.72%	0.48%

5-year	-6.99%	-7.13%

Since portfolio inception	5.85%	5.76%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Omega Fund Class 1 shares, versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of June 30, 2005, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class 1	$ 1,000.00	$ 961.16	$ 3.40
Class 2	$ 1,000.00	$ 959.89	$ 4.62
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.32	$ 3.51
Class 2	$ 1,000.00	$ 1,020.08	$ 4.76

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.70% for Class 1 and 0.95% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	YearEnded December 31,
	June 30, 2005
CLASS 1 [1]	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 16.20	$ 15.11	$ 10.79	$ 14.46	$ 16.97	$ 19.98

Income from investment operations
Net investment income (loss)	(0.01) [2]	0.03	(0.02)	(0.01) [2]	(0.02)	0.01
Net realized and unrealized gains or losses on investments	(0.62)	1.06	4.34	(3.66)	(2.49)	(2.27)

Total from investment operations	(0.63)	1.09	4.32	(3.67)	(2.51)	(2.26)

Distributions to shareholders from
Net investment income	(0.03)	0	0	0	0	(0.01)
Net realized gains	0	0	0	0	0	(0.74)

Total distributions to shareholders	(0.03)	0	0	0	0	(0.75)

Net asset value, end of period	$ 15.54	$ 16.20	$ 15.11	$ 10.79	$ 14.46	$ 16.97

Total return [3]	(3.88%)	7.21%	40.04%	(25.38%)	(14.79%)	(12.46%)

Ratios and supplemental data
Net assets, end of period (thousands)	$99,628	$119,438	$108,348	$75,169	$108,873	$97,397
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.70% [4]	0.68%	0.72%	0.70%	0.72%	0.68%
Expenses excluding waivers/reimbursements
and expense reductions	0.70% [4]	0.68%	0.72%	0.70%	0.72%	0.68%
Net investment income (loss)	(0.07%) [4]	0.18%	(0.20%)	(0.06%)	(0.16%)	0.07%
Portfolio turnover rate	65%	169%	180%	184%	181%	177%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company's separate account.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 2	(unaudited)	2004	2003	2002 [1]

Net asset value, beginning of period	$ 16.10	$ 15.05	$10.78	$11.13

Income from investment operations
Net investment income (loss)	(0.02)	0.01	(0.03)	(0.01) [2]
Net realized and unrealized gains or losses on investments	(0.63)	1.04	4.30	(0.34)

Total from investment operations	(0.65)	1.05	4.27	(0.35)

Distributions from net investment income	0 [3]	0	0	0

Net asset value, end of period	$ 15.45	$ 16.10	$15.05	$10.78

Total return [4]	(4.01%)	6.98%	39.61%	(3.14%)

Ratios and supplemental data
Net assets, end of period (thousands)	$22,952	$19,662	$7,609	$ 822
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95% [5]	0.93%	0.99%	0.96% [5]
Expenses excluding waivers/reimbursements and expense reductions	0.95% [5]	0.93%	0.99%	0.96% [5]
Net investment income (loss)	(0.31%) [5]	0.04%	(0.46%)	(0.27%) [5]
Portfolio turnover rate	65	169%	180%	184%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Amount represents less than $0.005 per share

4 Total return does not reflect charges attributable to your insurance company's separate account.

5 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 19.1%
Diversified Consumer Services 1.1%
Steiner Leisure, Ltd. *	38,000	$1,408,660

Hotels, Restaurants & Leisure 4.0%
Shuffle Master, Inc. *	65,500	1,835,965
Starwood Hotels & Resorts Worldwide, Inc., Class B	33,000	1,932,810
Station Casinos, Inc	17,000	1,128,800

		4,897,575

Household Durables 2.2%
D.R. Horton, Inc	17,000	639,370
Fortune Brands, Inc	15,000	1,332,000
Pulte Homes, Inc	8,000	674,000

		2,645,370

Internet & Catalog Retail 1.1%
eBay, Inc. *	42,600	1,406,226

Media 2.6%
Comcast Corp., Class A *	40,000	1,228,000
Lamar Advertising Co., Class A *	18,400	786,968
Omnicom Group, Inc	14,000	1,118,040

		3,133,008

Specialty Retail 3.0%
Best Buy Co., Inc	10,000	685,500
Chico's FAS, Inc. *	87,500	2,999,500

		3,685,000

Textiles, Apparel & Luxury Goods 5.1%
Coach, Inc. *	96,000	3,222,720
Quiksilver, Inc. *	131,000	2,093,380
Wolverine World Wide, Inc	38,500	924,385

		6,240,485

CONSUMER STAPLES 6.5%
Food & Staples Retailing 2.0%
United Natural Foods, Inc. *	28,600	868,582
Walgreen Co	35,000	1,609,650

		2,478,232

Food Products 1.8%
McCormick & Co., Inc	68,000	2,222,240

Household Products 1.9%
Procter & Gamble Co	17,000	896,750
Spectrum Brands, Inc	41,500	1,369,500

		2,266,250

Personal Products 0.8%
Estee Lauder Companies, Inc., Class A	24,000	939,120

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 8.4%
Energy Equipment & Services 2.2%
Diamond Offshore Drilling, Inc	13,000	$694,590
Halliburton Co	15,000	717,300
Weatherford International, Ltd. *	22,000	1,275,560

		2,687,450

Oil, Gas & Consumable Fuels 6.2%
Apache Corp	29,450	1,902,470
Devon Energy Corp	27,500	1,393,700
Massey Energy Co	55,100	2,078,372
XTO Energy, Inc	66,733	2,268,255

		7,642,797

FINANCIALS 3.6%
Capital Markets 1.7%
Investors Financial Services Corp	18,000	680,760
Legg Mason, Inc	13,000	1,353,430

		2,034,190

Consumer Finance 1.0%
American Express Co	24,000	1,277,520

Insurance 0.9%
Prudential Financial, Inc	17,000	1,116,220

HEALTH CARE 26.5%
Biotechnology 2.7%
Genentech, Inc. *	25,000	2,007,000
Martek Biosciences Corp. *	15,500	588,225
Protein Design Labs, Inc. *	35,000	707,350

		3,302,575

Health Care Equipment & Supplies 9.5%
Alcon, Inc	21,000	2,296,350
Baxter International, Inc	38,000	1,409,800
Cooper Companies, Inc	19,500	1,186,770
Fisher Scientific International, Inc. *	16,000	1,038,400
Kinetic Concepts, Inc. *	21,000	1,260,000
Medtronic, Inc	31,500	1,631,385
St. Jude Medical, Inc. *	36,500	1,591,765
Stryker Corp	26,000	1,236,560

		11,651,030

Health Care Providers & Services 10.5%
Aetna, Inc	31,200	2,583,984
American Healthways, Inc. *	46,300	1,957,101
Caremark Rx, Inc. *	67,000	2,982,840
Community Health Systems, Inc. *	40,000	1,511,600

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Coventry Health Care, Inc. *	20,000	$1,415,000
DaVita, Inc. *	13,000	591,240
UnitedHealth Group, Inc	35,000	1,824,900

		12,866,665

Pharmaceuticals 3.8%
Eli Lilly & Co	15,000	835,650
Endo Pharmaceuticals Holdings, Inc. *	56,000	1,471,680
Johnson & Johnson	24,000	1,560,000
Pfizer, Inc	28,000	772,240

		4,639,570

INDUSTRIALS 7.1%
Aerospace & Defense 1.5%
Lockheed Martin Corp	29,000	1,881,230

Commercial Services & Supplies 0.6%
Cintas Corp	17,000	656,200

Electrical Equipment 1.1%
Cooper Industries, Inc., Class A	20,000	1,278,000

Industrial Conglomerates 3.9%
General Electric Co	96,700	3,350,655
Tyco International, Ltd	50,000	1,460,000

		4,810,655

INFORMATION TECHNOLOGY 25.5%
Communications Equipment 2.9%
Corning, Inc. *	121,000	2,011,020
QUALCOMM, Inc	48,000	1,584,480

		3,595,500

Computers & Peripherals 4.1%
Apple Computer, Inc. *	41,000	1,509,210
Dell, Inc. *	35,000	1,382,850
International Business Machines Corp	15,000	1,113,000
Network Appliance, Inc. *	38,300	1,082,741

		5,087,801

Internet Software & Services 4.4%
Google, Inc., Class A *	7,600	2,235,540
VeriSign, Inc. *	40,000	1,150,400
Yahoo!, Inc. *	56,500	1,957,725

		5,343,665

IT Services 1.3%
Cognizant Technology Solutions Corp., Class A *	34,000	1,602,420

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 6.0%
Altera Corp. *	90,000	$1,783,800
Intel Corp	64,000	1,667,840
Lam Research Corp. *	20,000	578,800
Marvell Technology Group, Ltd. *	71,000	2,700,840
Microchip Technology, Inc	20,000	592,400

		7,323,680

Software 6.8%
Adobe Systems, Inc	44,000	1,259,280
Autodesk, Inc	64,500	2,216,865
Cadence Design Systems, Inc. *	90,000	1,229,400
Microsoft Corp	95,862	2,381,212
Oracle Corp. *	95,000	1,254,000

		8,340,757

MATERIALS 1.3%
Chemicals 1.3%
Air Products & Chemicals, Inc	27,000	1,628,100

Total Common Stocks (cost $103,674,527)		120,088,191

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional U.S. Government Money Market Fund ø
(cost $1,261,481)	1,261,481	1,261,481

Total Investments (cost $104,936,008) 99.0%		121,349,672
Other Assets and Liabilities 1.0%		1,230,089

Net Assets 100.0%		$122,579,761

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of June 30, 2005:

Health Care	27.0%
Information Technology	26.1%
Consumer Discretionary	19.5%
Energy	8.6%
Industrials	7.2%
Consumer Staples	6.6%
Financials	3.7%
Materials	1.3%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $103,674,527)	$120,088,191
Investments in affiliates, at value (cost $1,261,481)	1,261,481

Total investments	121,349,672
Receivable for securities sold	2,294,594
Receivable for Fund shares sold	149
Dividends receivable	85,789

Total assets	123,730,204

Liabilities
Payable for securities purchased	1,128,308
Advisory fee payable	1,754
Distribution Plan expenses payable	157
Due to other related parties	396
Accrued expenses and other liabilities	19,828

Total liabilities	1,150,443

Net assets	$122,579,761

Net assets represented by
Paid-in capital	$152,609,057
Overdistributed net investment loss	(68,279)
Accumulated net realized losses on investments	(46,374,681)
Net unrealized gains on investments	16,413,664

Total net assets	$122,579,761

Net assets consists of
Class 1	$99,627,627
Class 2	22,952,134

Total net assets	$122,579,761

Shares outstanding (unlimited number of shares authorized)
Class 1	6,409,377
Class 2	1,485,708

Net asset value per share
Class 1	$15.54
Class 2	$15.45

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2005 (unaudited)

Investment income
Dividends (net of withholding taxes of $3,050)	$338,161
Income from affiliates	52,755

Total investment income	390,916

Expenses
Advisory fee	322,735
Distribution Plan expenses	25,163
Administrative services fee	61,871
Transfer agent fees	252
Trustees' fees and expenses	781
Printing and postage expenses	19,540
Custodian and accounting fees	17,541
Professional fees	8,920
Other	2,183

Total expenses	458,986
Less: Expense reductions	(646)
Expense reimbursements	(26)

Net expenses	458,314

Net investment loss	(67,398)

Net realized and unrealized gains or losses on investments
Net realized gains on investments	1,552,707
Net change in unrealized gains or losses on investments	(7,004,894)

Net realized and unrealized gains or losses on investments	(5,452,187)

Net decrease in net assets resulting from operations	$(5,519,585)

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005		Year Ended
	(unaudited)		December 31, 2004

Operations
Net investment income (loss)		$ (67,398)		$ 219,158
Net realized gains on investments		1,552,707		7,529,411
Net change in unrealized gains or losses
on investments		(7,004,894)		489,641

Net increase (decrease) in net assets
resulting from operations		(5,519,585)		8,238,210

Distributions to shareholders from
Net investment income
Class 1		(213,838)		0
Class 2		(5,633)		0

Total distributions to shareholders		(219,471)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	163,127	2,531,779	2,366,510	36,287,837
Class 2	293,852	4,494,866	736,835	11,193,973

		7,026,645		47,481,810

Net asset value of shares issued in
reinvestment of distributions
Class 1	13,734	213,838	0	0
Class 2	364	5,633	0	0

		219,471		0

Payment for shares redeemed
Class 1	(1,137,941)	(17,566,990)	(2,165,654)	(32,270,977)
Class 2	(29,902)	(460,209)	(21,046)	(305,753)

		(18,027,199)		(32,576,730)

Net increase (decrease) in net assets
resulting from capital share
transactions		(10,781,083)		14,905,080

Total increase (decrease) in net assets		(16,520,139)		23,143,290
Net assets
Beginning of period		139,099,900		115,956,610

End of period		$ 122,579,761		$ 139,099,900

Undistributed (overdistributed) net
investment income (loss)		$ (68,279)		$ 218,590

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Omega Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.41% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2005, EIMC reimbursed other expenses in the amount of $26.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $64,799 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $80,051,661 and $89,757,097, respectively, for the six months ended June 30, 2005.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $105,138,775. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,218,022 and $2,007,125, respectively, with a net unrealized appreciation of $16,210,897.

As of December 31, 2004, the Fund had $47,306,887 in capital loss carryovers for federal income tax purposes with $31,182,772 expiring in 2009 and $16,124,115 expiring in 2010.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

19

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

566901 rv2 8/2005

Evergreen VA Special Values Fund

Evergreen

VA SPECIAL VALUES FUND

Semiannual Report
as of June 30, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen VA Special Values Fund, which covers the six-month period ended June 30, 2005.

As we entered the investment period, Evergreen’s Investment Strategy Committee prepared for an environment of moderating growth in Gross Domestic Product (GDP) and corporate profits. It was our opinion that the economy had experienced a classic transition from recovery to expansion, resulting in continued growth, but at less impressive rates relative to those of the prior year. At the same time, growing concerns over higher interest rates and inflation also emerged, which dominated investor sentiment for much of the period. Throughout periods of market volatility, our portfolio teams maintained their focus on the fundamentals supporting more moderate, though still solid, levels of growth in personal consumption and capital investment. While this commitment to fundamentally based investing was challenged at times during the first half of 2005, it is our strong belief that disciplined adherence to long-term objectives is the most effective strategy for generating returns within diversified investment portfolios.

The U.S. economy frequently exhibited mixed signals during the past six months. The initial estimate for GDP growth during the first quarter came in below expectations and was also lower than that of the prior quarter, which fueled fears of an economic slowdown. Personal consumption moderated and business investment experienced a dramatic decline from the rapid, tax incentive-driven pace of the prior six quarters. Many fiscal incentives for capital investment expired at the conclusion of 2004, making it difficult to compare last year’s fourth quarter GDP to this year’s first quarter GDP. In addition, employment growth continued to lag forecasts, which placed additional

1

LETTER TO SHAREHOLDERS continued

strain on investor sentiment. As if reports on slowing economic growth weren’t disturbing enough, oil prices surged, and various measures of inflation jumped early in the period.

In spite of these negative indicators, our portfolio teams continued to focus on disciplined security selection based upon longer-term fundamentals suggesting a solid economic backdrop, rather than focus on short-term news that heightened market volatility. Indeed, a narrower-than-expected trade deficit eventually resulted in upward revisions for first quarter GDP, and monthly data suggested the economy was in a sustainable, moderate growth trend during the second quarter, without worrisome levels of inflation. Despite speculation within the futures markets that helped pressure oil prices, other indicators for inflation began to show meaningful improvement as the period progressed. Indeed, even as jobs growth improved towards the end of the period, year-to-year growth of wages was benign, further suggesting a lack of threatening inflationary pressures.

The Federal Reserve (Fed) maintained its measured removal of monetary policy accommodation during the investment period, bringing the target for the Federal Funds rate up to 3.25% on the last day of the second quarter. It became evident during the period that inflation, rather than economic growth, was the primary focus of the Fed. By continuing to emphasize that they would proceed with their measured approach, monetary policymakers signaled to the markets that the potential for higher costs, rather than weaker growth, would dominate their future policy directives.

While short-term interest rates rose, longer-term interest rates moved lower during the first half of 2005, a phenomenon Fed Chairman Alan Greenspan referred to as a “conundrum” during congressional banking committee hearings in February. Despite nine consecutive rate increases by the Fed over the past year, the yield on the 10-year Treasury continued to hover around 4%, as rising demand for bonds with longer maturities attributed to short covering, under-funded pensions, mortgage portfolios, and foreign central bank intervention, spurred the Treasury market higher. The corporate bond market took a hit during the spring due to the credit rating downgrades of GM and Ford, yet gains were experienced in the

2

LETTER TO SHAREHOLDERS continued

investment grade sector over the entire period. A decrease in the appetite for risk was periodically evident in the markets for high yield securities and emerging market debt, the latter affected by the recent strength of the U.S. dollar.

During the six-month period, the equity markets continued to be supported by solid gains in corporate profitability. Operating earnings for companies within the S&P 500 Index rose by 13% in the first quarter, almost twice that of the original consensus forecast at the beginning of the year. Second quarter earnings appear on track for gains of about 7%, a pace that we would consider more likely for the balance of the year. Stocks made an impressive bounce from the lows reached in late April, as growth made up some ground against value, and small-cap and mid-cap stocks slightly outperformed large-caps. International markets were mixed, but began to gather strength towards the end of the period, only to see positive performance as measured in domestic currencies eroded by the unexpected strength of the U.S. dollar.

As always, we encourage investors to adhere to a long-term strategy including appropriate diversification in their portfolios.

Please visit our Web site EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of June 30, 2005

MANAGEMENT TEAM

James M. Tringas, CFA
Value Equity Team Lead Manager

PERFORMANCE AND RETURNS

Portfolio inception date: 5/1/1998

	Class 1	Class 2
Class inception date	5/1/1998	7/31/2002

6-month return	4.14%	4.02%

Average annual return

1-year	14.63%	14.30%

5-year	13.71%	13.57%

Since portfolio inception	11.65%	11.55%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Special Values Fund Class 1 shares, versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class 1	$ 1,000.00	$ 1,041.42	$4.96
Class 2	$ 1,000.00	$ 1,040.24	$6.22
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,019.93	$4.91
Class 2	$ 1,000.00	$ 1,018.70	$6.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.98% for Class 1 and 1.23% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended December 31,
	June 30, 2005
CLASS 1[1]	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 16.31	$ 13.78	$ 10.65	$12.60	$ 11.70	$ 10.14

Income from investment operations
Net investment income (loss)	0.12	0.16	0.01	0.02[2]	0.02	0.08
Net realized and unrealized gains or losses on investments	0.56	2.64	3.13	(1.58)	1.98	1.99

Total from investment operations	0.68	2.80	3.14	(1.56)	2.00	2.07

Distributions to shareholders from
Net investment income	(0.01)	(0.15)	(0.01)	(0.02)	(0.02)	(0.10)
Net realized gains	(0.24)	(0.12)	0	(0.37)	(1.08)	(0.41)

Total distributions to shareholders	(0.25)	(0.27)	(0.01)	(0.39)	(1.10)	(0.51)

Net asset value, end of period	$ 16.74	$ 16.31	$ 13.78	$10.65	$ 12.60	$ 11.70

Total return[3]	4.14%	20.37%	29.52%	(12.60%)	18.11%	20.71%

Ratios and supplemental data
Net assets, end of period (thousands)	$72,787	$65,151	$46,621	$32,300	$22,515	$10,400
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.98%[4]	1.00%	1.00%	1.00%	1.00%	1.02%
Expenses excluding waivers/reimbursements
and expense reductions	0.98%[4]	1.04%	1.14%	1.13%	1.07%	1.14%
Net investment income (loss)	1.64%[4]	1.20%	0.14%	0.18%	0.29%	1.01%
Portfolio turnover rate	22%	34%	98%	61%	81%	82%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 2	(unaudited)	2004	2003	2002[1]

Net asset value, beginning of period	$ 16.28	$ 13.76	$10.65	$11.39

Income from investment operations
Net investment income (loss)	0.11	0.13	0	0.02[2]
Net realized and unrealized gains or losses on investments	0.55	2.63	3.11	(0.49)

Total from investment operations	0.66	2.76	3.11	(0.47)

Distributions to shareholders from
Net investment income	(0.01)	(0.12)	0	(0.01)
Net realized gains	(0.24)	(0.12)	0	(0.26)

Total distributions to shareholders	(0.25)	(0.24)	0	(0.27)

Net asset value, end of period	$ 16.69	$ 16.28	$13.76	$10.65

Total return[3]	4.02%	20.10%	29.20%	(4.11%)

Ratios and supplemental data
Net assets, end of period (thousands)	$18,603	$17,162	$7,479	$1,055
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.23%[4]	1.25%	1.26%	1.28%[4]
Expenses excluding waivers/reimbursements and expense reductions	1.23%[4]	1.29%	1.39%	1.54%[4]
Net investment income (loss)	1.37%[4]	0.98%	(0.11%)	0.46%[4]
Portfolio turnover rate	22%	34%	98%	61%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company’s separate account.

4 Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY 19.5%
Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc.	4,000	$101,080
Cooper Tire & Rubber Co.	30,900	573,813

		674,893

Hotels, Restaurants & Leisure 6.0%
Jack In The Box, Inc. *	24,460	927,523
La Quinta Corp. *	131,805	1,229,741
Lone Star Steakhouse & Saloon, Inc.	26,214	797,168
Papa John’s International, Inc. *	7,590	303,372
Ryan’s Restaurant Group, Inc. *	51,870	726,699
Triarc Cos., Inc., Class B	101,697	1,511,217

		5,495,720

Household Durables 3.5%
Cavco Industries, Inc. *	14,985	422,278
Dixie Group, Inc. *	9,900	174,339
Ethan Allen Interiors, Inc.	5,900	197,709
La-Z-Boy, Inc.	45,700	665,849
Skyline Corp.	5,800	231,594
Snap-On, Inc.	22,200	761,460
Tupperware Corp.	33,030	771,911

		3,225,140

Media 2.8%
Liberty Corp.	22,044	811,440
ProQuest Co. *	26,900	882,051
Valassis Communications, Inc. *	15,710	582,055
World Wrestling Entertainment, Inc.	26,310	300,460

		2,576,006

Specialty Retail 3.3%
Borders Group, Inc.	5,200	131,612
Christopher & Banks Corp.	3,400	62,084
Deb Shops, Inc.	8,400	243,348
Group 1 Automotive, Inc. *	7,400	177,896
Movie Gallery, Inc.	14,300	377,949
Payless ShoeSource, Inc. *	30,360	582,912
Pier 1 Imports, Inc.	33,000	468,270
Zale Corp. *	30,380	962,742

		3,006,813

Textiles, Apparel & Luxury Goods 3.2%
Cutter & Buck, Inc.	10,150	130,935
Kellwood Co.	42,496	1,143,142
Russell Corp.	22,260	455,217
Stride Rite Corp.	54,910	757,209
Xerium Technologies, Inc.	32,800	388,680

		2,875,183

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 4.8%
Food & Staples Retailing 1.8%
Casey’s General Stores, Inc.	61,420	$1,217,345
The Topps Company, Inc.	39,180	392,975

		1,610,320

Food Products 2.1%
Corn Products International, Inc.	19,180	455,717
Del Monte Foods Co.	13,560	365,035
Delta & Pine Land Co.	34,700	869,582
Tootsie Roll Industries, Inc.	8,831	258,307

		1,948,641

Household Products 0.2%
Spectrum Brands, Inc.	6,215	205,095

Tobacco 0.7%
Universal Corp.	14,465	633,277

ENERGY 6.7%
Energy Equipment & Services 1.8%
Atwood Oceanics, Inc. *	15,010	924,016
Global Industries, Ltd. *	35,400	300,900
Tidewater, Inc.	12,140	462,777

		1,687,693

Oil, Gas & Consumable Fuels 4.9%
Cabot Oil & Gas Corp., Class A	25,917	899,320
Forest Oil Corp. *	20,422	857,724
Stone Energy Corp. *	28,100	1,374,090
Whiting Petroleum Corp. *	36,640	1,330,398

		4,461,532

FINANCIALS 19.3%
Capital Markets 3.4%
Apollo Investment Corp. *	39,100	720,613
Investment Technology Group, Inc. *	76,333	1,604,520
Knight Capital Group, Inc.	90,100	686,562
Westwood Holdings Group, Inc. *	3,900	69,810

		3,081,505

Commercial Banks 2.7%
BancorpSouth, Inc.	9,200	217,120
First Citizens BancShares, Inc.	6,730	972,821
Hancock Holdings Co.	21,200	729,280
Mid-State Bancshares, Inc.	19,650	545,681

		2,464,902

Consumer Finance 1.6%
MoneyGram International, Inc.	75,641	1,446,256

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 6.9%
Assured Guaranty, Ltd.	59,200	$1,382,912
CNA Surety Corp. *	15,060	223,641
Endurance Specialty Holdings, Ltd.	28,502	1,077,945
Harleysville Group, Inc.	16,400	342,596
Hilb, Rogal & Hobbs Co.	9,200	316,480
IPC Holdings, Ltd.	24,795	982,378
LandAmerica Financial Group, Inc.	12,070	716,596
Stewart Information Services Corp.	24,180	1,015,560
U.S.I. Holdings Corp. *	22,201	285,949

		6,344,057

Real Estate 2.7%
Brandywine Realty Trust	8,300	254,395
Deerfield Triarc Capital Corp.	42,900	673,101
Forest City Enterprises, Inc.	10,405	738,755
Post Properties, Inc. REIT	23,980	865,918

		2,532,169

Thrifts & Mortgage Finance 2.0%
NetBank, Inc.	69,300	645,876
NewAlliance Bancshares, Inc.	82,612	1,160,698

		1,806,574

HEALTH CARE 4.6%
Health Care Equipment & Supplies 3.4%
Analogic Corp.	18,000	905,760
Edwards Lifesciences Corp. *	6,850	294,687
Millipore Corp. *	9,700	550,281
VIASYS Healthcare, Inc. *	32,930	743,889
West Pharmaceutical Services, Inc.	22,300	625,515

		3,120,132

Health Care Providers & Services 0.9%
Per-Se Technologies, Inc. *	37,720	792,874

Pharmaceuticals 0.3%
Par Pharmaceutical Companies, Inc. *	8,100	257,661

INDUSTRIALS 16.6%
Aerospace & Defense 0.9%
GenCorp, Inc.	34,390	662,351
Ladish Co., Inc. *	14,800	147,852

		810,203

Building Products 0.3%
Apogee Enterprises, Inc.	18,600	285,882

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 5.3%
Adesa, Inc.	8,926	$194,319
Banta Corp.	17,705	803,099
Deluxe Corp.	15,940	647,164
General Binding Corp.	1,200	26,304
Heidrick & Struggles International, Inc. *	20,510	534,901
Imagistics International, Inc. *	12,303	344,484
John H. Harland Co.	37,740	1,434,120
Tetra Tech, Inc.	25,400	343,662
Viad Corp.	18,152	514,427

		4,842,480

Electrical Equipment 1.2%
A.O. Smith Corp.	8,405	224,498
Genlyte Group, Inc. *	18,100	882,194

		1,106,692

Machinery 6.4%
AGCO Corp. *	17,890	342,057
Ampco-Pittsburgh Corp.	9,340	112,080
Briggs & Stratton Corp.	29,580	1,024,060
Crane Co.	20,200	531,260
EnPro Industries, Inc. *	13,850	399,849
Gardner Denver, Inc.	18,000	631,440
Joy Global, Inc.	27,275	916,167
Kadant, Inc. *	36,139	792,528
Mueller Industries, Inc.	38,400	1,040,640
Supreme Industries, Inc., Class A	7,640	55,925

		5,846,006

Marine 0.3%
TBS International Ltd., Class A	29,600	300,144

Road & Rail 2.2%
Arkansas Best Corp.	39,284	1,249,624
Dollar Thrifty Automotive Group, Inc. *	12,985	493,171
RailAmerica, Inc. *	19,639	233,704

		1,976,499

INFORMATION TECHNOLOGY 10.7%
Communications Equipment 2.4%
3Com Corp. *	64,300	234,052
Belden CDT, Inc.	58,120	1,232,144
CommScope, Inc. *	37,768	657,541
Enterasys Networks, Inc. *	96,800	87,120

		2,210,857

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 3.4%
Adaptec, Inc. *	50,400	$195,552
Advanced Digital Information Corp. *	10,700	81,320
Brocade Communications Systems, Inc. *	74,100	287,508
Electronics for Imaging, Inc. *	10,700	225,128
Imation Corp.	26,835	1,040,930
Intergraph Corp. *	21,480	740,201
Komag, Inc.	5,700	161,709
Quantum Corp. *	139,180	413,364

		3,145,712

Electronic Equipment & Instruments 1.5%
AVX Corp.	24,700	299,364
Kemet Corp. *	20,400	128,520
Technitrol, Inc. *	63,290	894,288

		1,322,172

IT Services 0.8%
eFunds Corp. *	40,000	719,600

Semiconductors & Semiconductor Equipment 1.5%
Cabot Microelectronics Corp.	6,200	179,738
Credence Systems Corp. *	28,530	258,196
Lattice Semiconductor Corp. *	55,940	248,374
Standard Microsystems Corp. *	28,340	662,589

		1,348,897

Software 1.1%
Borland Software Corp.	53,400	366,324
SSA Global Technologies, Inc.	29,300	351,600
Transaction Systems Architects, Inc., Class A *	11,016	271,324

		989,248

MATERIALS 9.7%
Chemicals 3.7%
A. Schulman, Inc.	38,900	695,921
American Pacific Corp.	6,800	54,400
Arch Chemicals, Inc.	31,690	790,982
FMC Corp. *	12,200	684,908
H.B. Fuller Co.	26,000	885,560
Octel Corp.	14,900	268,200

		3,379,971

Construction Materials 1.1%
Eagle Materials, Inc.	11,062	1,024,231

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 2.7%
Owens-Illinois, Inc. *	21,160	$530,058
Packaging Corp. of America	43,470	915,043
Rock-Tenn Co., Class A	49,349	624,265
Silgan Holdings, Inc. *	6,690	376,246

		2,445,612

Metals & Mining 0.7%
Bayou Steel Corp. *	3,298	75,854
Quanex Corp.	8,466	448,783
Roanoke Electric Steel Corp.	7,330	121,091

		645,728

Paper & Forest Products 1.5%
Deltic Timber Corp.	7,670	291,690
Glatfelter	5,400	66,960
Neenah Paper, Inc.	31,085	962,703

		1,321,353

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.6%
Commonwealth Telephone Enterprises, Inc. *	35,667	1,494,804

Wireless Telecommunication Services 0.3%
Leap Wireless International, Inc. *	8,345	231,574

UTILITIES 3.1%
Electric Utilities 2.4%
Allete, Inc.	27,639	1,379,186
El Paso Electric Co. *	39,900	815,955

		2,195,141

Gas Utilities 0.7%
Atmos Energy Corp.	23,500	676,800

Total Common Stocks (cost $72,140,182)		88,566,049

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.4%
CONSUMER DISCRETIONARY 0.0%
Specialty Retail 0.0%
Gadzooks, Inc., 5.00%, 10/09/2008 • + (h)	$ 85,000	0

UTILITIES 0.4%
Independent Power Producers & Energy Traders 0.4%
Calpine Corp., 7.75%, 06/01/2015	327,000	334,358

Total Convertible Debentures (cost $412,000)		334,358

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 3.2%
MUTUAL FUND SHARES 3.2%
Evergreen Institutional Money Market Fund ø (cost $2,915,557)	2,915,557	$2,915,557

Total Investments (cost $75,467,739) 100.5%		91,815,964
Other Assets and Liabilities (0.5%)		(426,813)

Net Assets 100.0%		$91,389,151

*	Non-income producing security
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid and is valued using market quotations when readily available.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of June 30, 2005:
Consumer Discretionary	20.1%
Financials	19.9%
Industrials	17.1%
Information Technology	11.0%
Materials	9.9%
Energy	6.9%
Consumer Staples	4.9%
Health Care	4.7%
Utilities	3.6%
Telecommunication Services	1.9%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $72,552,182)	$88,900,407
Investments in affiliates, at value (cost $2,915,557)	2,915,557

Total investments	91,815,964
Receivable for securities sold	231,680
Dividends and interest receivable	76,412

Total assets	92,124,056

Liabilities
Payable for securities purchased	728,104
Advisory fee payable	1,957
Distribution Plan expenses payable	128
Due to other related parties	458
Accrued expenses and other liabilities	4,258

Total liabilities	734,905

Net assets	$91,389,151

Net assets represented by
Paid-in capital	$70,203,462
Undistributed net investment income	651,888
Accumulated net realized gains on investments	4,185,576
Net unrealized gains on investments	16,348,225

Total net assets	$91,389,151

Net assets consists of
Class 1	$72,786,600
Class 2	18,602,551

Total net assets	$91,389,151

Shares outstanding (unlimited number of shares authorized)
Class 1	4,348,258
Class 2	1,114,889

Net asset value per share
Class 1	$16.74
Class 2	$16.69

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2005 (unaudited)

Investment income
Dividends	$1,029,255
Income from affiliates	47,336

Total investment income	1,076,591

Expenses
Advisory fee	327,367
Distribution Plan expenses	21,329
Administrative services fee	41,140
Transfer agent fees	165
Trustees’ fees and expenses	684
Printing and postage expenses	11,722
Custodian and accounting fees	11,484
Professional fees	9,004
Other	1,645

Total expenses	424,540
Less: Expense reductions	(442)
Expense reimbursements	(16)

Net expenses	424,082

Net investment income	652,509

Net realized and unrealized gains or losses on investments
Net realized gains on investments	4,190,687
Net change in unrealized gains or losses on investments	(1,287,550)

Net realized and unrealized gains or losses on investments	2,903,137

Net increase in net assets resulting from operations	$3,555,646

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005		Year Ended
	(unaudited)		December 31, 2004

Operations
Net investment income		$652,509		$771,349
Net realized gains on investments		4,190,687		5,077,661
Net change in unrealized gains on
investments		(1,287,550)		7,291,670

Net increase in net assets resulting from
operations		3,555,646		13,140,680

Distributions to shareholders from
Net investment income
Class 1		(24,420)		(583,692)
Class 2		(6,160)		(122,142)
Net realized gains
Class 1		(956,875)		(473,146)
Class 2		(254,074)		(126,247)

Total distributions to shareholders		(1,241,529)		(1,305,227)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	617,791	9,977,711	1,059,541	15,533,649
Class 2	80,059	1,300,816	527,269	7,580,348

		11,278,527		23,113,997

Net asset value of shares issued in
reinvestment of distributions
Class 1	59,689	981,295	66,121	1,056,838
Class 2	15,868	260,234	15,601	248,389

		1,241,529		1,305,227

Payment for shares redeemed
Class 1	(322,754)	(5,194,193)	(515,899)	(7,558,675)
Class 2	(35,074)	(563,458)	(32,428)	(483,418)

		(5,757,651)		(8,042,093)

Net increase in net assets resulting from
capital share transactions		6,762,405		16,377,131

Total increase in net assets		9,076,522		28,212,584
Net assets
Beginning of period		82,312,629		54,100,045

End of period		$91,389,151		$82,312,629

Undistributed net investment income		$651,888		$29,959

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Special Values Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

Effective at the close of business on April 8, 2005, shares of the Fund are only available for purchase by insurance companies that have entered into participation agreements relating to the Fund on or before April 8, 2005. In addition, members of the Fund’s portfolio management team may open new accounts after April 8, 2005.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as the aggregate average daily net assets of the Fund and its retail counterpart increase. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee according to the same fee schedule but based only on the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2005, EIMC reimbursed other expenses in the amount of $16.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $732 to Wachovia Securities, LLC.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $26,239,406 and $18,197,826, respectively, for the six months ended June 30, 2005.

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $75,500,277. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,997,196 and $1,681,509, respectively, with a net unrealized appreciation of $16,315,687.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

566890 rv2 8/2005

Evergreen VA Strategic Income Fund

Evergreen

VA STRATEGIC INCOME FUND

Semiannual Report
as of June 30, 2005

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

LETTER TO SHAREHOLDERS

August 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen VA Strategic Income Fund, which covers the six-month period ended June 30, 2005.

As we entered the investment period, Evergreen's Investment Strategy Committee prepared for an environment of moderating growth in Gross Domestic Product (GDP) and corporate profits. It was our opinion that the economy had experienced a classic transition from recovery to expansion, resulting in continued growth, but at less impressive rates relative to those of the prior year. At the same time, growing concerns over higher interest rates and inflation also emerged, which dominated investor sentiment for much of the period. Throughout periods of market volatility, our portfolio teams maintained their focus on the fundamentals supporting more moderate, though still solid, levels of growth in personal consumption and capital investment. While this commitment to fundamentally based investing was challenged at times during the first half of 2005, it is our strong belief that disciplined adherence to long-term objectives is the most effective strategy for generating returns within diversified investment portfolios.

The U.S. economy frequently exhibited mixed signals during the past six months. The initial estimate for GDP growth during the first quarter came in below expectations and was also lower than that of the prior quarter, which fueled fears of an economic slowdown. Personal consumption moderated and business investment experienced a dramatic decline from the rapid, tax incentive-driven pace of the prior six quarters. Many fiscal incentives for capital investment expired at the conclusion of 2004, making it difficult to compare last year's fourth quarter GDP to this year's first quarter GDP. In addition, employment growth continued to lag forecasts, which placed additional

LETTER TO SHAREHOLDERS continued

strain on investor sentiment. As if reports on slowing economic growth weren't disturbing enough, oil prices surged, and various measures of inflation jumped early in the period.

In spite of these negative indicators, our portfolio teams continued to focus on disciplined security selection based upon longer-term fundamentals suggesting a solid economic backdrop, rather than focus on short-term news that heightened market volatility. Indeed, a narrower-than-expected trade deficit eventually resulted in upward revisions for first quarter GDP, and monthly data suggested the economy was in a sustainable, moderate growth trend during the second quarter, without worrisome levels of inflation. Despite speculation within the futures markets that helped pressure oil prices, other indicators for inflation began to show meaningful improvement as the period progressed. Indeed, even as jobs growth improved towards the end of the period, year-to-year growth of wages was benign, further suggesting a lack of threatening inflationary pressures.

The Federal Reserve (Fed) maintained its measured removal of monetary policy accommodation during the investment period, bringing the target for the Federal Funds rate up to 3.25% on the last day of the second quarter. It became evident during the period that inflation, rather than economic growth, was the primary focus of the Fed. By continuing to emphasize that they would proceed with their measured approach, monetary policymakers signaled to the markets that the potential for higher costs, rather than weaker growth, would dominate their future policy directives.

While short-term interest rates rose, longer-term interest rates moved lower during the first half of 2005, a phenomenon Fed Chairman Alan Greenspan referred to as a "conundrum" during congressional banking committee hearings in February. Despite nine consecutive rate increases by the Fed over the past year, the yield on the 10-year Treasury continued to hover around 4%, as rising demand for bonds with longer maturities attributed to short covering, under-funded pensions, mortgage portfolios, and foreign central bank intervention, spurred the Treasury market higher. The corporate bond market took a hit during the spring due to the credit rating downgrades of GM and Ford, yet gains were experienced in the

LETTER TO SHAREHOLDERS continued

investment grade sector over the entire period. A decrease in the appetite for risk was periodically evident in the markets for high yield securities and emerging market debt, the latter affected by the recent strength of the U.S. dollar.

During the six-month period, the equity markets continued to be supported by solid gains in corporate profitability. Operating earnings for companies within the S&P 500 Index rose by 13% in the first quarter, almost twice that of the original consensus forecast at the beginning of the year. Second quarter earnings appear on track for gains of about 7%, a pace that we would consider more likely for the balance of the year. Stocks made an impressive bounce from the lows reached in late April, as growth made up some ground against value, and small-cap and mid-cap stocks slightly outperformed large-caps. International markets were mixed, but began to gather strength towards the end of the period, only to see positive performance as measured in domestic currencies eroded by the unexpected strength of the U.S. dollar.

As always, we encourage investors to adhere to a long-term strategy including appropriate diversification in their portfolios.

Please visit our Web site EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of June 30, 2005

MANAGEMENT TEAM

Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Managers:
• Dana E. Erikson, CFA
• Lisa Brown-Premo

Sub-Advisor:
• Evergreen International Advisors

Portfolio Managers:
• Edgardo R. Sternberg
• Anthony Norris
• Peter Wilson

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	-0.56%	-0.74%

Average annual return

1-year	8.95%	8.57%

5-year	9.48%	9.32%

Since portfolio inception	6.87%	6.78%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class 1 or 2, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen VA Strategic Income Fund Class 1 shares, versus a similar investment in the JPMorgan Global Government Bond Index excluding U.S. (JPMGXUS), the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The JPMGXUS, the LBABI and the MLHYMI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of June 30, 2005, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	1/1/2005	6/30/2005	Period*

Actual
Class 1	$ 1,000.00	$ 994.43	$ 2.97
Class 2	$ 1,000.00	$ 992.57	$ 4.20
Hypothetical
(5% return
before expenses)
Class 1	$ 1,000.00	$ 1,021.82	$ 3.01
Class 2	$ 1,000.00	$ 1,020.58	$ 4.26

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.60% for Class 1 and 0.85% for Class 2), multiplied by the average account value over the period, multiplied by 181/365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 1 [1]	(unaudited)	2004	2003	2002	2001	2000

Net asset value, beginning of period	$ 10.78	$ 10.50	$ 9.88	$ 9.03	$ 9.01	$ 10.56

Income from investment operations
Net investment income (loss)	0.27 [2]	0.55 [2]	0.63 [2]	0.59 [2]	0.62 [2]	0.85
Net realized and unrealized gains or losses on investments	(0.33)	0.33	1.02	0.81	(0.06)	(0.93)

Total from investment operations	(0.06)	0.88	1.65	1.40	0.56	(0.08)

Distributions to shareholders from
Net investment income	0	(0.50)	(1.03)	(0.55)	(0.54)	(1.29)
Net realized gains	0	(0.10)	0	0	0	0
Tax basis return of capital	0	0	0	0	0	(0.18)

Total distributions to shareholders	0	(0.60)	(1.03)	(0.55)	(0.54)	(1.47)

Net asset value, end of period	$ 10.72	$ 10.78	$ 10.50	$ 9.88	$ 9.03	$ 9.01

Total return [3]	(0.56%)	8.41%	16.75%	15.52%	6.21%	(0.69%)

Ratios and supplemental data
Net assets, end of period (thousands)	$47,381	$49,593	$50,637	$37,693	$23,486	$17,950
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.60% [4]	0.73%	0.78%	0.79%	0.81%	0.84%
Expenses excluding waivers/reimbursements
and expense reductions	0.60% [4]	0.73%	0.78%	0.79%	0.81%	0.84%
Net investment income (loss)	5.06% [4]	5.19%	5.87%	6.12%	6.65%	8.69%
Portfolio turnover rate	45%	125%	114%	189%	287%	302%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company's separate account.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2005
CLASS 2	(unaudited)	2004	2003	2002 [1]

Net asset value, beginning of period	$ 10.76	$ 10.49	$ 9.88	$9.57

Income from investment operations
Net investment income (loss)	0.25 [2]	0.53 [2]	0.57 [2]	0.26 [2]
Net realized and unrealized gains or losses investments	(0.33)	0.32	1.05	0.59

Total from investment operations	(0.08)	0.85	1.62	0.85

Distributions to shareholders from
Net investment income	0	(0.48)	(1.01)	(0.54)
Net realized gains	0	(0.10)	0	0

Total distributions to shareholders	0	(0.58)	(1.01)	(0.54)

Net asset value, end of period	$ 10.68	$ 10.76	$10.49	$9.88

Total return [3]	(0.74%)	8.14%	16.50%	8.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$32,399	$25,784	$7,493	$ 339
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.85% [4]	0.97%	1.04%	1.05% [4]
Expenses excluding waivers/reimbursements and expense reductions	0.85% [4]	0.97%	1.04%	1.05% [4]
Net investment income (loss)	4.81% [4]	4.98%	5.33%	6.12% [4]
Portfolio turnover rate	45%	125%	114%	189%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Total return does not reflect charges attributable to your insurance company's separate account.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2005 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.4%
FIXED-RATE 2.4%
FNMA:
4.44%, 04/01/2014 ##	$ 865,366	$$865,608
7.50%, 07/01/2010	144,483	161,739
Ser. 2001-M2, Class A, 6.22%, 01/25/2009	50,036	50,773
Ser. 2003-M1, Class B, 4.91%, 07/25/2020	590,000	605,045
GNMA, Ser. 2004-9, Class A, 3.36%, 08/16/2022	225,547	219,903

Total Agency Commercial Mortgage-Backed Securities
(cost $1,853,660)		1,903,068

AGENCY MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 3.8%
FLOATING-RATE 3.8%
FHLMC:
Ser. 1699, Class FB, 4.25%, 03/15/2024	328,143	335,487
Ser. 2372, Class F, 3.72%, 10/15/2031	136,240	137,600
Ser. 2710, Class FY, 3.62%, 10/15/2018	75,818	75,971
FNMA:
Ser. 1992-73, Class F, 3.19%, 05/25/2022	60,800	63,160
Ser. 1998-40, Class F, 3.50%, 06/17/2028	160,944	161,732
Ser. 2002-67, Class FA, 4.02%, 11/25/2032	530,060	542,485
Ser. 2002-77, Class F, 3.62%, 12/25/2032	635,839	644,471
Ser. 2002-77, Class FA, 4.26%, 10/18/2030	755,729	773,330
Ser. G92-23, Class F, 3.79%, 04/25/2022	62,875	64,073
Ser. G93-32, Class F, 3.74%, 09/25/2023	227,318	230,462

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $3,020,370)		3,028,771

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 14.9%
FIXED-RATE 14.4%
FHLMC:
5.00%, TBA #	500,000	505,625
5.50%, TBA #	3,675,000	3,742,401
6.00%, TBA #	1,305,000	1,338,441
FNMA:
4.50%, TBA #	1,050,000	1,045,406
5.50%, TBA #	2,935,000	2,985,413
6.00%, TBA #	1,100,000	1,127,843
6.50%, 04/01/2017	126,028	145,872
6.50%, TBA #	545,000	564,075
GNMA, 8.00%, 01/15/2030	3,412	3,689

		11,458,765

FLOATING-RATE 0.5%
FNMA:
3.53%, 07/01/2044	182,231	185,162
4.99%, 05/01/2035	234,717	236,585

		421,747

Total Agency Mortgage-Backed Pass Through Securities
(cost $11,851,969)		11,880,512

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 1.2%
C-Bass, Ltd., Ser. 11A, Class C, 4.76%, 09/15/2039 144A	$685,000	$694,398
Ocean Star plc, Ser. 2004-A, Class C, 4.50%, 11/12/2018 144A	160,000	161,225
Trapeza CDO LLC, Ser. 2004-7A, Class B1, 4.71%, 01/25/2035 144A	125,000	126,696

Total Asset-Backed Securities (cost $970,000)		982,319

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.3%
FLOATING-RATE 0.3%
GS Mtge. Secs. Corp. II, Ser. 2005-FL7A, Class A1, 3.25%, 11/06/2019 144A
(cost $249,858)	249,858	249,897

CORPORATE BONDS 27.6%
CONSUMER DISCRETIONARY 8.2%
Auto Components 0.4%
Tenneco Automotive, Inc., 8.625%, 11/15/2014	310,000	313,100

Diversified Consumer Services 0.3%
Service Corp. International, 6.75%, 04/01/2016	250,000	256,875

Hotels, Restaurants & Leisure 2.7%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	115,000	125,637
Herbst Gaming, Inc., 7.00%, 11/15/2014	150,000	151,875
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	150,000	151,500
John Q. Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	300,000	328,500
La Quinta Corp., 8.875%, 03/15/2011	200,000	217,250
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A	125,000	122,812
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	300,000	331,500
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	97,625
MTR Gaming Group, Inc., 9.75%, 04/01/2010	250,000	272,500
Station Casinos, Inc.:
6.50%, 02/01/2014	75,000	76,875
6.875%, 03/01/2016	75,000	77,438
6.875%, 03/01/2016 144A	150,000	154,875

		2,108,387

Household Durables 0.6%
Amscan Holdings, Inc., 8.75%, 05/01/2014	175,000	161,000
Jarden Corp., 9.75%, 05/01/2012	260,000	275,275
Meritage Homes Corp., 6.25%, 03/15/2015	75,000	70,125

		506,400

Leisure Equipment & Products 0.2%
Riddell Bell Holdings, Inc., 8.375%, 10/01/2012	140,000	141,050

Media 2.3%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	250,000	246,250
CCO Holdings LLC, 8.75%, 11/15/2013	150,000	148,500
Charter Communications Holdings LLC, 8.625%, 04/01/2009	300,000	224,250
Cinemark USA, Inc.:
9.00%, 02/01/2013	125,000	129,063
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2014 †	145,000	97,150
CSC Holdings, Inc., 7.625%, 04/01/2011	150,000	148,875

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Dex Media East LLC, 9.875%, 11/15/2009	$150,000	$166,125
Emmis Communications Corp.:
6.875%, 05/15/2012	150,000	149,250
FRN, 9.31%, 06/15/2012 144A	75,000	76,688
Marquee Holdings, Inc., Sr. Disc. Note, Step Bond, 0.00%, 08/15/2014 †	250,000	153,750
Mediacom Communications Corp., 9.50%, 01/15/2013	325,000	325,812

		1,865,713

Multi-line Retail 0.4%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	300,000	324,000

Specialty Retail 1.0%
CSK Auto, Inc., 7.00%, 01/15/2014	275,000	264,000
FTD, Inc., 7.75%, 02/15/2014	243,000	239,355
PETCO Animal Supplies, Inc., 10.75%, 11/01/2011	100,000	112,000
United Auto Group, Inc., 9.625%, 03/15/2012	170,000	182,325

		797,680

Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., 9.75%, 01/15/2015	80,000	79,800
Oxford Industries, Inc., 8.875%, 06/01/2011	70,000	75,250
The Warnaco Group, Inc., 8.875%, 06/15/2013	65,000	72,150

		227,200

CONSUMER STAPLES 0.9%
Food & Staples Retailing 0.1%
Rite Aid Corp., 9.50%, 02/15/2011	50,000	53,500

Food Products 0.3%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	15,000	15,581
Del Monte Foods Co.:
6.75%, 02/15/2015 144A	35,000	35,875
8.625%, 12/15/2012	56,000	61,880
Michael Foods, Inc., 8.00%, 11/15/2013	89,999	92,025

		205,361

Household Products 0.2%
Spectrum Brands, Inc., 7.375%, 02/01/2015 144A	170,000	165,325

Personal Products 0.3%
Playtex Products, Inc., 8.00%, 03/01/2011	250,000	268,438

ENERGY 3.1%
Energy Equipment & Services 0.7%
Dresser, Inc., 9.375%, 04/15/2011	135,000	142,762
Gulfmark Offshore, Inc., 7.75%, 07/15/2014	100,000	105,750
Parker Drilling Co.:
9.625%, 10/01/2013	75,000	84,938
9.625%, 10/01/2013 144A	200,000	226,500

		559,950

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels 2.4%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	$285,000	$298,537
7.75%, 01/15/2015	75,000	81,375
El Paso Corp.:
7.75%, 01/15/2032	95,000	93,100
7.875%, 06/15/2012	210,000	217,350
El Paso Production Holding Co., 7.75%, 06/01/2013	225,000	241,313
Encore Acquisition Co., 6.25%, 04/15/2014	90,000	91,575
Exco Resources, Inc., 7.25%, 01/15/2011	45,000	45,225
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	105,000
Pemex Project Funding Master Trust, 6.625%, 04/04/2010	100,000	137,178
Plains Exploration & Production Co., 8.75%, 07/01/2012	170,000	185,300
The Williams Companies, Inc.:
7.50%, 01/15/2031	150,000	163,125
8.125%, 03/15/2012	200,000	228,000

		1,887,078

FINANCIALS 2.2%
Consumer Finance 0.3%
GMAC:
6.125%, 09/15/2006	170,000	170,170
FRN, 4.05%, 01/16/2007	100,000	97,855

		268,025

Diversified Financial Services 0.5%
Arch Western Finance LLC, 6.75%, 07/01/2013	200,000	207,500
Borden US Finance Corp., 9.00%, 07/15/2014 144A	45,000	46,013
Qwest Capital Funding, Inc., 7.00%, 08/03/2009	175,000	171,937

		425,450

Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	300,000	327,000

Real Estate 1.0%
Crescent Real Estate Equities Co., REIT, 9.25%, 04/15/2009	125,000	133,750
HMH Properties, Inc., Ser. B, 7.875%, 08/01/2008	45,000	45,900
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	250,000	261,875
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	300,000	309,000

		750,525

HEALTH CARE 1.2%
Health Care Equipment & Supplies 0.2%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	200,000	203,000

Health Care Providers & Services 1.0%
Carriage Services, Inc., 7.875%, 01/15/2015 144A	75,000	79,500
HCA, Inc., 6.375%, 01/15/2015	150,000	156,016
IASIS Healthcare Corp., 8.75%, 06/15/2014	90,000	98,100
Select Medical Corp., 7.625%, 02/01/2015 144A	175,000	174,125

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services continued
Tenet Healthcare Corp., 9.875%, 07/01/2014	$240,000	$258,600

		766,341

INDUSTRIALS 2.8%
Aerospace & Defense 0.2%
Moog, Inc., 6.25%, 01/15/2015	105,000	105,263

Commercial Services & Supplies 1.1%
Allied Waste North America, Inc.:
5.75%, 02/15/2011	85,000	79,900
6.375%, 04/15/2011	75,000	72,375
American Color Graphics, Inc., 10.00%, 06/15/2010	125,000	90,625
Geo Group, Inc., 8.25%, 07/15/2013	55,000	53,350
NationsRent West, Inc., 9.50%, 10/15/2010	300,000	328,500
Norcross Safety Products LLC, Ser. B, 9.875%, 08/15/2011	100,000	105,000
TriMas Corp., 9.875%, 06/15/2012	150,000	126,750

		856,500

Machinery 0.9%
Case New Holland, Inc., 9.25%, 08/01/2011	285,000	300,675
Douglas Dynamics LLC, 7.75%, 01/15/2012 144A	60,000	59,100
Dresser Rand Group, Inc., 7.375%, 11/01/2014 144A	135,000	141,075
Terex Corp., 7.375%, 01/15/2014	200,000	208,000

		708,850

Marine 0.3%
Horizon Lines LLC, Sr. Disc. Note, Step Bond, 0.00%, 04/01/2013 144A †	350,000	271,250

Trading Companies & Distributors 0.3%
United Rentals North America, Inc., 7.75%, 11/15/2013	275,000	271,562

INFORMATION TECHNOLOGY 0.6%
Communications Equipment 0.4%
Lucent Technologies, Inc., 6.45%, 03/15/2029	150,001	135,000
Telex Communications Holdings, Inc., 11.50%, 10/15/2008	200,000	215,000

		350,000

IT Services 0.2%
Stratus Technologies, Inc., 10.375%, 12/01/2008	125,000	121,875

MATERIALS 5.3%
Chemicals 1.8%
Ethyl Corp., 8.875%, 05/01/2010	35,000	36,444
FMC Corp., 10.25%, 11/01/2009	100,000	113,125
Huntsman Advanced Materials LLC, 11.00%, 07/15/2010	125,000	141,875
Huntsman International LLC:
9.875%, 03/01/2009	170,000	182,750
11.50%, 07/15/2012	149,000	175,447
Lyondell Chemical Co.:
9.50%, 12/15/2008	300,000	320,625

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Lyondell Chemical Co. continued
10.50%, 06/01/2013	$150,000	$172,312
Nalco Co., 8.875%, 11/15/2013	135,000	145,463
PQ Corp., 7.50%, 02/15/2013 144A	165,000	162,938

		1,450,979

Containers & Packaging 1.2%
Graham Packaging Co., 9.875%, 10/15/2014 144A	135,000	136,013
Graphic Packaging International, Inc., 8.50%, 08/15/2011	250,000	258,750
Owens-Brockway Glass Containers, Inc.:
6.75%, 12/01/2014	324,999	330,281
8.25%, 05/15/2013	200,000	218,250

		943,294

Metals & Mining 1.5%
Alaska Steel Corp., 7.75%, 06/15/2012	250,000	212,500
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	169,000	178,295
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	220,000	245,850
Oregon Steel Mills, Inc., 10.00%, 07/15/2009	225,000	243,562
Peabody Energy Corp.:
5.875%, 04/15/2016	150,000	150,750
6.875%, 03/15/2013	60,000	63,900
United States Steel Corp., 10.75%, 08/01/2008	125,000	139,375

		1,234,232

Paper & Forest Products 0.8%
Boise Cascade LLC:
6.02%, 10/15/2012 144A	75,000	76,125
7.125%, 10/15/2014 144A	70,000	69,125
Bowater, Inc., 6.50%, 06/15/2013	150,000	148,875
Georgia Pacific Corp.:
8.00%, 01/15/2024	55,000	63,525
8.125%, 05/15/2011	245,000	277,463

		635,113

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 0.6%
Consolidated Communications, Inc., 9.75%, 04/01/2012 144A	150,000	157,875
Qwest Communications International, Inc., 7.875%, 09/01/2011 144A	300,000	314,250

		472,125

Wireless Telecommunication Services 1.0%
Alamosa Holdings, Inc., 8.50%, 01/31/2012	75,000	79,031
Centennial Communications Corp., 8.125%, 02/01/2014	125,000	133,750
Dobson Communications Corp., 8.875%, 10/01/2013	75,000	69,000
Horizon PCS, Inc., 11.375%, 07/15/2012	75,000	84,000
Nextel Communications, Inc., 7.375%, 08/01/2015	225,000	244,125
Rural Cellular Co., 8.25%, 03/15/2012	75,000	78,750
UbiquiTel, Inc., 9.875%, 03/01/2011	75,000	82,688

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services continued
US Unwired, Inc., Ser. B, 10.00%, 06/15/2012	$75,000	$83,812

		855,156

UTILITIES 1.7%
Electric Utilities 0.6%
MSW Energy Holdings LLC, 8.50%, 09/01/2010	125,000	132,813
Reliant Energy, Inc.:
6.75%, 12/15/2014	175,000	171,937
9.25%, 07/15/2010	199,999	219,000

		523,750

Gas Utilities 0.3%
SEMCO Energy, Inc., 7.75%, 05/15/2013	200,000	209,763

Independent Power Producers & Energy Traders 0.8%
AES Corp., 7.75%, 03/01/2014	240,000	261,600
NRG Energy, Inc., 8.00%, 12/15/2013 144A	156,000	165,360
Texas Genco LLC, 6.875%, 12/15/2014 144A	175,000	185,063

		612,023

Total Corporate Bonds (cost $21,766,068)		22,042,133

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 18.3%
CONSUMER DISCRETIONARY 0.9%
Automobiles 0.3%
Gie Psa Tresorerie, 5.875%, 09/27/2011 EUR	80,000	111,390
Renault SA, 6.125%, 06/26/2009 EUR	85,000	115,550

		226,940

Hotels, Restaurants & Leisure 0.2%
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	90,000	120,280

Internet & Catalog Retail 0.3%
Great University Stores, 5.625%, 12/12/2013 GBP	150,000	274,892

Specialty Retail 0.1%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	76,000	101,220

CONSUMER STAPLES 1.0%
Food & Staples Retailing 0.5%
Casino Guichard Perrachon SA, 6.00%, 03/06/2008 EUR	90,000	117,066
Tesco plc, 4.75%, 04/13/2010 EUR	190,000	249,822

		366,888

Food Products 0.2%
Cadbury Schweppes plc, MTN, 4.875%, 12/20/2010 GBP	100,000	179,002

Tobacco 0.3%
British American Tobacco plc, 4.875%, 02/25/2009 EUR	150,000	193,711

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Transco plc, 7.00%, 12/15/2008 AUD	170,000	$134,610

FINANCIALS 12.8%
Capital Markets 0.9%
Deutsche Bank AG:
6.00%, 03/05/2008 AUD	180,000	138,446
FRN, 2.71%, 08/09/2007 CAD	260,000	211,593
Goldman Sachs Group, Inc., MTN, 5.25%, 12/15/2015 GBP	200,000	362,528

		712,567

Commercial Banks 6.4%
Australia & New Zealand Banking Group, Ltd.:
4.875%, 12/22/2008 GBP	50,000	90,829
6.00%, 03/01/2010 AUD	500,000	384,586
Banco Santander-Chile, 4.00%, 09/10/2010 EUR	600,000	770,638
BOS International Australia, 3.50%, 01/22/2007 CAD	250,000	205,176
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	160,000	211,016
DnB NOR ASA, MTN, 2.80%, 12/08/2008 CAD	250,000	204,528
Eurofima:
5.50%, 09/15/2009 AUD	20,000	15,209
MTN, 6.50%, 08/22/2011 AUD	340,000	271,362
European Investment Bank:
3.625%, 10/15/2013 EUR	160,000	202,279
4.00%, 04/15/2009 SEK	1,000,000	135,803
4.25%, 12/07/2010 GBP	130,000	231,836
FRN, 2.60%, 08/16/2013 GBP	55,000	112,865
MTN:
5.75%, 09/15/2009 AUD	325,000	250,726
6.50%, 09/10/2014 NZD	544,000	381,491
Kreditanstalt Fur Wiederaufbau, MTN, 4.75%, 12/07/2010 GBP	198,000	361,351
Rabobank Australia, Ltd., MTN, 6.25%, 11/22/2011 NZD	730,000	502,629
Rabobank Nederland:
4.25%, 01/05/2009 CAD	200,000	167,734
FRN, 2.71%, 06/18/2007 CAD	250,000	203,699
Royal Bank of Canada, FRN, 5.02%, 04/08/2010 GBP	166,000	297,573
Unicredito Italiano SpA, 6.10%, 02/28/2012 EUR	80,000	112,445

		5,113,775

Consumer Finance 1.2%
Deutsche Bahn Finance BV, 4.875%, 07/06/2009 EUR	90,000	118,609
General Electric Capital Corp., 6.50%, 01/27/2009 NZD	430,000	299,238
HSBC Finance Corp., 5.125%, 06/24/2009 EUR	160,000	211,300
National Grid Group Finance, 6.125%, 08/23/2011 EUR	100,000	140,746
Toyota Credit Canada, 4.75%, 12/30/2008 CAD	250,000	213,070

		982,963

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Diversified Financial Services 1.9%
British American Tobacco International Finance plc, MTN, 5.75%,
12/09/2013 GBP	300,000	$553,255
Cedulas TDA, 3.25%, 06/19/2010 EUR	400,000	497,808
General Electric Capital Corp.:
FRN, 2.19%, 03/31/2008 EUR	100,000	120,866
MTN, 5.25%, 12/10/2013 GBP	100,000	185,116
Network Rail Finance plc, FRN, 2.125%, 02/27/2007 EUR	100,000	120,950

		1,477,995

Insurance 0.3%
AIG SunAmerica, Inc.:
5.50%, 03/07/2011 EUR	90,000	122,168
MTN, 3.50%, 03/11/2009 EUR	100,000	124,185

		246,353

Thrifts & Mortgage Finance 2.1%
Nykredit:
4.00%, 10/01/2020 DKK	1,138,204	187,935
5.00%, 10/01/2022 DKK	1,409,526	234,677
6.00%, 10/01/2022 DKK	641,138	108,384
Totalkredit, FRN, 2.65%, 01/01/2015 DKK	7,050,000	1,154,570

		1,685,566

INDUSTRIALS 0.1%
Electrical Equipment 0.1%
Electricidade De Portugal, 5.875%, 03/28/2011 EUR	80,000	111,389

INFORMATION TECHNOLOGY 1.9%
Electronic Equipment & Instruments 0.1%
Siemens Financieringsmaatsch, 5.75%, 07/04/2011 EUR	80,000	111,707

Internet Software & Services 1.8%
Aries Vermogensverwaltung, 7.75%, 10/25/2009 EUR	1,000,000	1,410,398

MATERIALS 0.4%
Chemicals 0.4%
Nalco Co., 9.00%, 11/15/2013 EUR	250,000	330,936

TELECOMMUNICATION SERVICES 0.5%
Diversified Telecommunication Services 0.5%
France Telecom, FRN, 2.38%, 01/23/2007 EUR	235,000	284,777
Telecom Italia SpA, 5.00%, 02/09/2009 EUR	100,000	129,882

		414,659

UTILITIES 0.5%
Electric Utilities 0.1%
International Endesa BV, 4.375%, 06/18/2009 EUR	80,000	103,105

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
UTILITIES continued
Water Utilities 0.4%
Vivendi Environment, 5.875%, 02/01/2012 EUR	200,000	$279,877

Total Foreign Bonds-Corporate (Principal Amount Denominated in
Currency Indicated) (cost $14,406,777)		14,578,833

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 10.0%
Australia:
4.89%, 08/20/2020 AUD	638,000	697,719
8.75%, 08/15/2008 AUD	150,000	126,034
France, 1.60%, 07/25/2015 EUR	400,000	503,962
Hungary, 8.50%, 10/12/2005 HUF	60,000,000	294,836
Mexico:
9.00%, 12/20/2012 MXN	1,000,000	91,763
10.50%, 07/14/2011 MXN	1,500,000	150,827
Norway, 6.00%, 05/16/2011 NOK	6,195,000	1,090,796
Poland, 5.00%, 10/24/2013 PLN	1,300,000	399,138
Province of British Columbia, 6.375%, 08/23/2010 CAD	770,000	713,409
Slovakia, 4.95%, 03/05/2008 SKK	13,500,000	451,486
South Africa:
7.00%, 04/10/2008 EUR	90,000	121,531
13.00%, 08/31/2010 ZAR	1,300,000	239,177
Spain, 4.00%, 01/31/2010 EUR	250,000	322,311
Sweden:
3.50%, 12/01/2015 SEK	4,190,000	701,773
4.00%, 12/01/2009 SEK	850,000	116,385
5.25%, 03/15/2011 SEK	8,050,000	1,179,617
United Kingdom:
5.00%, 03/07/2012 GBP	85,000	160,177
6.21%, 08/23/2011 GBP	120,000	574,534

Total Foreign Bonds-Government (Principal Amount
Denominated in Currency Indicated) (cost $7,894,257)		7,935,475

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.5%
FNMA, 4.625%, 10/15/2014 ## (cost $369,231)	$ 365,000	375,039

U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Bonds, 5.375%, 02/15/2031 ##	2,150,000	2,537,673
U.S. Treasury Notes:
3.25%, 01/15/2009 ##	980,000	966,334
4.00%, 02/15/2015 ##	1,890,000	1,897,310

Total U.S. Treasury Obligations (cost $5,099,890)		5,401,317

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.6%
FIXED-RATE 0.7%
Credit Suisse First Boston, Ser. 2002-26, Class 4A1, 7.00%, 10/25/2017	$ 150,341	$152,413
Structured Asset Securities Corp., Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	442,442	451,430

		603,843

FLOATING-RATE 1.9%
Countrywide Home Loans:
Ser. 2004 Hyb8, Class 1-M1, 4.73%, 01/20/2035	862,989	878,563
Ser. 2004-R1, Class 1-AF, 3.49%, 10/25/2034 144A	81,246	81,392
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 5.01%, 02/25/2035	281,759	283,446
William Street Funding Corp., Ser. 2004-3, Class A, 3.37%, 09/23/2009 144A	250,000	250,312

		1,493,713

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $2,111,121)		2,097,556

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FLOATING-RATE 0.5%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.74%,
01/25/2035	167,078	167,824
Structured Asset Securities Corp., Ser. 2005-RM1, Class A-IO, 5.00%, 03/25/2045
144A	931,570	225,215

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $395,671)		393,039

YANKEE OBLIGATIONS-CORPORATE 5.0%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.2%
Intrawest Corp., 7.50%, 10/15/2013	150,000	154,687

Media 0.3%
IMAX Corp., 9.625%, 12/01/2010	200,000	211,000

CONSUMER STAPLES 0.5%
Food & Staples Retailing 0.5%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	400,000	397,000

ENERGY 0.3%
Energy Equipment & Services 0.3%
Petroleum Geo-Services ASA, 10.00%, 11/05/2010	250,000	281,250

FINANCIALS 0.5%
Diversified Financial Services 0.5%
Northern Telecom Capital Corp., 7.875%, 06/15/2026	150,000	150,750
Preferred Term Securities, Ltd., FRN, 4.60%, 06/24/2034 144A	100,000	101,925
Ship Finance International, Ltd., 8.50%, 12/15/2013	115,000	109,969

		362,644

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
INDUSTRIALS 0.4%
Marine 0.2%
CP Ships, Ltd., 10.375%, 07/15/2012	$ 185,000	$208,125

Transportation Infrastructure 0.2%
Sea Containers, Ltd., 10.50%, 05/15/2012	150,000	154,125

INFORMATION TECHNOLOGY 0.4%
Electronic Equipment & Instruments 0.4%
Celestica, Inc.:
7.625%, 07/01/2013	100,000	100,750
7.875%, 07/01/2011	200,000	206,000

		306,750

MATERIALS 1.2%
Chemicals 0.1%
Acetex Corp., 10.875%, 08/01/2009	100,000	105,500

Containers & Packaging 0.5%
Crown European Holdings SA:
9.50%, 03/01/2011	150,000	166,500
10.875%, 03/01/2013	200,000	236,000

		402,500

Metals & Mining 0.5%
Gerdau Ameristeel Corp., 10.375%, 07/15/2011	23,000	25,070
Novelis, Inc., 7.25%, 02/15/2015 144A	330,000	332,887

		357,957

Paper & Forest Products 0.1%
Abitibi Consolidated, Inc., 6.00%, 06/20/2013	100,000	92,500

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Rogers Wireless, Inc.:
6.375%, 03/01/2014	60,000	61,350
9.625%, 05/01/2011	85,000	100,194

		161,544

UTILITIES 1.0%
Electric Utilities 0.4%
Enersis SA, 7.375%, 01/15/2014	300,000	324,424

Gas Utilities 0.6%
Gazprom, 9.625%, 03/01/2013 144A	380,000	467,875

Total Yankee Obligations-Corporate (cost $3,811,154)		3,987,881

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS-GOVERNMENT 6.6%
Brazil:
9.25%, 10/22/2010	$ 370,000	$413,475
Ser. L, 8.00%, 04/15/2014	527,746	543,971
Colombia, 9.75%, 04/09/2011	556,313	638,091
Indonesia, 6.75%, 03/10/2014	400,000	400,000
Mexico, 8.375%, 01/14/2011	370,000	431,605
Peru:
9.125%, 01/15/2008	275,000	305,250
9.125%, 02/21/2012	250,000	293,750
Philippines, 9.375%, 01/18/2017	590,000	634,250
Russia:
3.00%, 05/14/2008	970,000	917,620
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	410,000	458,737
Venezuela, 10.75%, 09/19/2013	190,000	222,870

Total Yankee Obligations-Government (cost $5,018,949)		5,259,619

	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
IMAX Corp. *	2,967	29,492

ENERGY 0.1%
Energy Equipment & Services 0.1%
TexCal Energy LLC * (h) +	41	57,137

Total Common Stocks (cost $55,597)		86,629

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 0.2%
UTILITIES 0.2%
Independent Power Producers & Energy Traders 0.2%
Calpine Corp., 7.75%, 06,01,2015 (cost $175,000)	$ 175,000	178,938

	Shares	Value

WARRANTS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance plc:
Expiring 05/31/2009 144A + (h) *	500	0
Expiring 03/16/2011 144A + *	100	1

Total Warrants (cost $12,563)		1

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 12.5%
COMMERCIAL PAPER 6.4%
Alpine Securitization Corp., 3.14%, 07/14/2005	$ 620,000	$619,297
Blue Spice LLC, 3.30%, 07/14/2005	665,000	664,207
Check Point Charlie, Inc., 3.17%, 07/14/2005	630,000	629,279
Giro Balanced Funding Corp., 3.32%, 07/14/2005	665,000	664,203
Lexington Parker Capital Corp., 3.13%, 07/14/2005	620,000	619,299
Neptune Funding Corp., 3.18%, 07/14/2005	620,000	619,288
Paradigm Funding LLC, 3.29%, 07/14/2005	665,000	664,210
Three Crowns Funding LLC, 3.14%, 07/14/2005	620,000	619,297

		5,099,080

	Shares	Value

MUTUAL FUND SHARES 6.1%
Evergreen Institutional Money Market Fund ø ##	4,909,426	4,909,426

Total Short-Term Investments (cost $10,008,506)		10,008,506

Total Investments (cost $89,070,641) 113.3%		90,389,533
Other Assets and Liabilities (13.3%)		(10,609,837)

Net Assets 100.0%		$79,779,696

#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of
Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
+	Security is deemed illiquid and is valued using market quotations when readily available.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

Summaryof Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
MASTR	Mortgage Asset Securitization Transactions, Inc.
MTN	Medium-Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SKK	Slovak Koruna
TBA	To Be Announced
ZAR	South African Rand

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody's and Standard and Poor's as of June 30, 2005:

AAA	51.6%
AA	4.1%
A	10.8%
BBB	3.0%
BB	7.8%
B	19.0%
CCC	1.7%
NA	2.0%

100.0%

The following table shows the percent of total investments (excluding equity positions) by maturity as of June 30, 2005:

Less than 1 year	16.8%
1 to 3 year(s)	9.9%
3 to 5 years	24.5%
5 to 10 years	39.3%
10 to 20 years	5.7%
20 to 30 years	3.8%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2005 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of June 30, 2005:

United States	62.3%
Canada	4.1%
United Kingdom	3.1%
Australia	2.6%
Germany	2.5%
France	2.5%
Sweden	2.4%
Russia	2.2%
Denmark	2.0%
Spain	1.9%
Norway	1.9%
Luxembourg	1.7%
Cayman Islands	1.7%
Brazil	1.2%
Mexico	0.8%
Colombia	0.8%
Philippines	0.8%
Peru	0.7%
Netherlands	0.7%
Slovakia	0.6%
Indonesia	0.5%
Poland	0.5%
South Africa	0.4%
Chile	0.4%
Hungary	0.4%
Switzerland	0.3%
Bermuda	0.3%
Venezuela	0.3%
Ireland	0.2%
Italy	0.1%
Portugal	0.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $84,161,215)	$85,480,107
Investments in affiliates, at value (cost $4,909,426)	4,909,426

Total investments	90,389,533
Foreign currency, at value (cost $107,044)	106,392
Receivable for securities sold	1,206,164
Interest receivable	1,275,387
Unrealized gains on forward foreign currency exchange contracts	193,563
Prepaid expenses and other assets	456

Total assets	93,171,495

Liabilities
Payable for securities purchased	13,375,499
Advisory fee payable	781
Distribution Plan expenses payable	222
Due to other related parties	296
Accrued expenses and other liabilities	15,001

Total liabilities	13,391,799

Net assets	$79,779,696

Net assets represented by
Paid-in capital	$75,745,952
Undistributed net investment income	1,954,359
Accumulated net realized gains on investments	586,059
Net unrealized gains on investments	1,493,326

Total net assets	$79,779,696

Net assets consists of
Class 1	$47,381,021
Class 2	32,398,675

Total net assets	$79,779,696

Shares outstanding (unlimited number of shares authorized)
Class 1	4,420,157
Class 2	3,033,030

Net asset value per share
Class 1	$10.72
Class 2	$10.68

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2005 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $11,248)	$2,057,248
Income from affiliates	84,113

Total investment income	2,141,361

Expenses
Advisory fee	153,026
Distribution Plan expenses	35,308
Administrative services fee	37,709
Transfer agent fees	134
Trustees' fees and expenses	589
Printing and postage expenses	2,301
Custodian and accounting fees	24,341
Professional fees	9,059
Other	680

Total expenses	263,147
Less: Expense reductions	(375)
Expense reimbursements	(15)

Net expenses	262,757

Net investment income	1,878,604

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	961,563
Foreign currency related transactions	(367,025)

Net realized gains on investments	594,538
Net change in unrealized gains or losses on investments	(2,945,749)

Net realized and unrealized gains or losses on investments	(2,351,211)

Net decrease in net assets resulting from operations	$(472,607)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005		Year Ended
	(unaudited)		December 31, 2004

Operations
Net investment income		$ 1,878,604		$3,350,581
Net realized gains on investments		594,538		1,593,302
Net change in unrealized gains or
losses on investments		(2,945,749)		678,092

Net increase (decrease) in net assets
resulting from operations		(472,607)		5,621,975

Distributions to shareholders from
Net investment income
Class 1		0		(2,203,554)
Class 2		0		(1,052,165)
Net realized gains
Class 1		0		(434,761)
Class 2		0		(214,164)

Total distributions to shareholders		0		(3,904,644)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	193,780	2,075,442	464,416	4,917,059
Class 2	665,597	7,098,592	1,645,798	17,434,959

		9,174,034		22,352,018

Net asset value of shares issued in
reinvestment of distributions
Class 1	0	0	244,462	2,638,315
Class 2	0	0	117,656	1,266,329

		0		3,904,644

Payment for shares redeemed
Class 1	(372,937)	(3,988,393)	(932,057)	(9,871,862)
Class 2	(29,184)	(310,675)	(81,416)	(854,634)

		(4,299,068)		(10,726,496)

Net increase in net assets resulting from
capital share transactions		4,874,966		15,530,166

Total increase in net assets		4,402,359		17,247,497
Net assets
Beginning of period		75,377,337		58,129,840

End of period		$ 79,779,696		$75,377,337

Undistributed net investment income		$ 1,954,359		$75,755

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Strategic Income Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its retail counterpart, starting at 0.31% and declining to 0.11% as the aggregate average daily net assets increase. Prior to May 1, 2005, the Fund paid the investment advisor an annual fee according to the same fee schedule but based only on the Fund's average daily net assets.

Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2005, EIMC reimbursed other expenses in the amount of $15.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund's shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the six months ended June 30, 2005:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 17,769,088	$ 27,675,024	$ 7,067,389	$ 26,848,818

At June 30, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts to	U.S. Value at	In Exchange for	U.S. Value at	Unrealized
Date	Deliver	June 30, 2005	Japanese Yen	June 30, 2005	Gain

07/11/2005	4,077,986 EUR	$4,931,688	567,044,000 JPY	$5,118,695	$187,007
07/11/2005	645,000 EUR	780,027	87,136,920 JPY	786,583	6,556

On June 30, 2005, the aggregate cost of securities for federal income tax purposes was $89,071,610. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,913,649 and $595,726, respectively, with a net unrealized appreciation of $1,317,923.

For income tax purposes, currency losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2004, the Fund incurred and elected to defer post-October currency losses of $97,969.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel [4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos [4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

[1] Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 86 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund's investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- Leadership—With more than $249 billion in assets under management as of June 30, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- Excellence—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- Experience—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- Commitment—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

566889 rv2 8/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566889 rv2 8/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: August 30, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: August 30, 2005